UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 0560

John Hancock Investment Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred P. Ouellette
Senior Counsel and Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2007

ITEM 1. REPORT TO SHAREHOLDERS.

John Hancock
MUTUAL FUNDS

John Hancock
Sovereign Investors Fund

Semiannual Report
6.30.07

Your fund at a glance

Managers’ report
page 2

A look at performance
page 6

Your expenses
page 8

Fund’s investments
page 10

Financial statements
page 13

Notes to financial statements
page 21

For more information
page 32

CEO corner

To Our Shareholders,

The stock market gained ground in the first half of 2007, returning 6.96% through June 30, as measured by the Standard & Poor’s 500 Index. It was bolstered by stronger-than-expected corporate earnings growth, healthy global economic growth, increased merger and acquisitions activity and mostly steady interest rates. These positives served to overcome concerns about inflation, a slumping housing market, the subprime mortgage debacle and mixed signals on the future direction of interest rates.

In fact, at the end of May, the stock market passed a significant milestone, when the broad Standard & Poor’s 500 Index climbed beyond the record it had set seven years ago. From its peak in March 2000, the stock market spiraled downward three consecutive years, bottoming in 2002. The upturn began in 2003, and the market has advanced each year since, finally setting a new high on May 30, 2007.

This nearly complete market cycle highlights the importance of an investment principle you have heard us speak of often: diversification. That is because it is a key to protecting, and growing, your assets. By allocating your investments among different asset classes, investment styles and portfolio managers, you are likely to be well represented through all phases of a complete market cycle, with the winners helping to cushion the fall of the losers.

The challenge for investors with a diversified portfolio is to properly evaluate your investments to tell the difference between an underperforming manager and an out-of-favor style, while also understanding the role each investment plays in your portfolio. That’s where your financial professional can provide true value. He or she can help you make those assessments and also counsel patience, because a properly diversified portfolio by its very nature will typically have something lagging or out of favor — a concept that can be difficult to live with, but necessary to embrace. If everything in your portfolio is “working,” then you are not truly diversified, but rather are leveraged to the current market and the flavor of the day. If so, you are bound to be out of step in the near future.

With the recent volatility in the securities markets, it has prompted investors to question how long this type of market cycle will last. History tells us it will end and that when it does, today’s leaders may well turn into laggards and vice versa. Indeed, the current subprime mortgage market woes, the subsequent credit crunch and their impact on the financial markets and the global credit markets, are just the latest examples of why investors should be well-diversified. For with patience and a diversified portfolio, it could be easier to weather the market’s twists and turns and reach your long-term goals.

Sincerely,

Keith F. Hartstein,
President and Chief Executive Officer

This commentary reflects the CEO’s views as of August 27, 2007. They are subject to change at any time.

Your fund at a glance

The Fund seeks long-term growth of capital and income without assuming undue market risks by normally investing at least 80% of its stock investments in a diversified portfolio of companies with market capitalizations within the range of the Standard & Poor’s 500 Index. At least 65% of the Fund’s stock investments are “dividend performers” — companies whose dividend payments have increased steadily for 10 years.

Over the last six months

* Stocks were essentially flat during the first quarter but rallied in the second quarter to post strong gains for the period overall.

* The Fund's absolute and relative returns were weaker in the first quarter; during the second quarter, the Fund outperformed its benchmark and also posted solid absolute returns.

* While core inflation remained relatively contained, broader inflation measures were more worrisome, in part reflecting crude oil prices near $70 per barrel.

Top 10 holdings

General Electric Co.	4.3%	Total SA	2.9%

Cisco Systems, Inc.	3.4%	American International Group, Inc.	2.7%

Exxon Mobil Corp.	3.1%	Target Corp.	2.5%

Johnson & Johnson	2.9%	Microsoft Corp.	2.5%

International Business Machines Corp.	2.9%	Emerson Electric Co.	2.4%

As a percentage of net assets on June 30, 2007.

1

Managers’ report

John Hancock
Sovereign Investors Fund

The aging bull market paused briefly, but continued to power ahead during the first six months of 2007, toppling some significant records along the way. The venerable Dow Jones Industrial Average led the way with a series of new record closes, several times topping the 13,600 level.

Perhaps even more significant was the Fund’s benchmark, the S&P 500 Index, which finally bettered its previous all-time closing high of 1,527.57 that was set in March 2000, at the height of the late-1990s technology bubble. Meanwhile, the technology-sensitive Nasdaq Composite Index, while still a considerable distance from its all-time high above 5,000, nevertheless posted fresh six-year highs while temporarily edging past the 2,600 mark.

The six-month review period was not without its difficulties, however. The subprime mortgage industry began to unravel, as many borrowers proved incapable of making the sharply higher payments on their loans after the initial period of low “teaser” interest rates expired. The rash of defaults stemming from this situation resulted in some sub-prime lenders going out of business and put many others on the ropes financially. In part because of the subprime meltdown and the overall weakness in housing, first quarter economic growth slowed to an anemic 0.7% from 2.5% in the fourth quarter of 2006. Rampant speculation in emerging markets also provided cause for concern. In fact, a plunge in the Chinese stock market at the end of February triggered

SCORECARD

INVESTMENT		PERIOD’S PERFORMANCE ... AND WHAT’S BEHIND THE NUMBERS

Target	▲	Strong credit card business and robust same-store sales

T. Rowe Price	▲	Rising market and competitive mutual fund performance

Sysco	▼	Consumers dining out less frequently

2

Portfolio Managers, Sovereign Asset Management, LLC
John F. Snyder III and Barry H. Evans, CFA

the period’s only significant pullback in U.S. share prices. Lastly, near the end of the period, long-term interest rates surged, as bond investors fretted about unfavorable inflation readings and crude oil prices made another run at $70 per barrel. These latter developments dampened the market’s performance in June.

“The aging bull market paused
briefly, but continued to power
ahead during the first six months
of 2007, toppling some significant
records along the way. “

Looking at performance

For the six months ended June 30, 2007, John Hancock Sovereign Investors Fund’s Class A, Class B, Class C, Class I and Class R1 shares returned 6.67%, 6.26%, 6.25%, 6.85% and 6.38%, respectively, at net asset value. By comparison, the S&P 500 Index returned 6.96%, and the average large-cap blend fund monitored by Morningstar, Inc. posted a gain of 8.13% .1 Keep in mind that your returns will differ from those listed above if you were not invested in the Fund for the entire period or did not reinvest all distributions. Historical performance information can be found on pages six and seven.

The Fund modestly trailed its benchmark during the first quarter but beat the S&P 500 Index in the second quarter, as our stock selection was rewarded and investors began to rotate money into the mega-cap, high-quality, dividend-paying stocks we favor. For much of the period, though, investors gravitated toward stocks of lower quality and smaller capitalizations, which hurt the Fund.

Consumer discretionary leads contributors

Consumer discretionary was by far the sector making the most positive contribution to performance. Within that group, two stocks stood out: Target Corp. and NIKE, Inc. In the former case, the discount retailer

Sovereign Investors Fund

3

of clothes and home furnishings reported unexpectedly solid first-quarter results driven by its credit card business and strong sales at established stores. Meanwhile, the share price of athletic shoe and apparel maker NIKE surged near the end of June after the company reported better-than-expected financial results for its fiscal fourth quarter ended May 31, 2007. The company also said it expected fiscal 2008 revenues to be near the top end of recent estimates.

Also aiding the Fund’s performance were the financial and health care sectors. In financials, we held a mix of asset managers, insurance companies and large banks that helped us finish ahead of the benchmark’s return in that sector. In particular, the Fund benefited from positions in asset manager T. Rowe Price Group Inc. and disability insurer Aflac Inc. It was a good period overall for asset managers, given a rising stock market, and the performance of T. Rowe Price’s mutual funds continued to be competitive versus rivals. Aflac, a stock we bought in the first quarter, rebounded nicely in April on healthy earnings news, which eased concerns about slumping sales in the company’s dominant Japanese market. In health care, the Fund was aided by its position in Teva Pharmaceutical Industries Ltd. The company exceeded expectations, countering speculation that recent quarterly results would be disappointing.

Energy saps returns

An underweighting and unfavorable stock picking in the energy sector was the biggest negative factor during the period. Although energy was the benchmark’s strongest-performing sector, the Fund’s return there was curbed by our emphasis on large integrated energy companies and our lack of exposure to drillers and energy services companies, whose share prices were helped more by rising crude oil prices. Also detracting from the Fund’s results were the consumer staples and industrials sectors, in both cases primarily because of unrewarding stock selection. In consumer staples, food distributor Sysco Corp. reported disappointing quarterly results, hampered by consumers’ less-frequent casual dining excursions. We liquidated the position. The stocks of Procter & Gamble Co. and Colgate-Palmolive Co. also delivered lackluster results, as investors searched for more-exciting growth stories in an advancing market.

SECTOR DISTRIBUTION[2]

Financials	20%

Information technology	17%

Industrials	16%

Health care	12%

Consumer staples	10%

Energy	9%

Consumer discretionary	9%

Telecommunication
services	2%

Materials	2%

Sovereign Investors Fund

4

In industrials, the Fund’s overweighted exposure to conglomerate General Electric Co. was counterproductive. While the company continued to meet its financial targets, it was overshadowed by stellar performers in the sector’s metals and mining segment. Further, some investors were likely put off by uncertainty surrounding GE’s restructuring, as it sells off lower-return businesses and acquires others in which it sees better potential. We continued to believe that this process might eventually leave GE in a stronger competitive position. Performance also suffered because of another broadly diversified company in the sector, 3M Co. In that case, our timing was less than optimal, as we sold the stock prior to its spring rally.

“Consumer discretionary was
by far the sector making the
most positive contribution to
performance.”

Outlook

Although the U.S. economy has slowed, we still believe the odds favor a mid-cycle pause rather than an out-and-out recession. Corporate earnings remain reasonably strong and companies are increasing dividends and buying back stock, all of which are typically good for the stock market. Moreover, the large number of companies being taken private is curbing the supply of stock, which tends to support the overall level of share prices. As long as the subprime mortgage crisis doesn’t spread to the broader economy, we think the environment for stocks could remain favorable. Additionally, we believe the lagging performance over the past few years of the high-quality, large-cap stocks we favor has made them attractively valued compared with other segments of the market.

This commentary reflects the views of the portfolio managers through the end of the Fund’s period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

1 Figures from Morningstar, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

2 As a percentage of net assets on June 30, 2007.

Sovereign Investors Fund

5

A look at performance

For the periods ended June 30, 2007

		Average annual returns				Cumulative total returns					SEC 30-
		with maximum sales charge (POP)				with maximum sales charge (POP)					day yield
	Inception				Since					Since	as of
Class	date	1-year	5-year	10-year	inception	6-month	1-year	5-year	10-year	inception	6-30-07

A	5-1-36	12.18%	6.39%	4.90%	—	1.32%	12.18%	36.30%	61.32%	—	0.88%

B	1-3-94	12.18	6.43	4.85	—	1.26	12.18	36.54	60.51	—	0.24

C	5-1-98	16.15	6.74	—	3.02%	5.25	16.15	38.54	—	31.33%	0.23

I1	12-1-03	18.55	—	—	9.59	6.85	18.55	—	—	38.81	1.94

R1[1]	8-5-03	16.77	—	—	10.08	6.38	16.77	—	—	45.50	0.47

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charge on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I and Class R1 shares.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month-end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors as described in the Fund’s Class I and Class R1 share prospectuses.

Sovereign Investors Fund

6

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Sovereign Investors Fund Class A shares for the period indicated. For comparison, we’ve shown the same investment in the Standard & Poor’s 500 Index.

			With maximum
Class	Period beginning	Without sales charge	sales charge	Index

B2	6-30-97	$16,051	$16,051	$19,907

C2	5-1-98	13,133	13,133	15,512

I3	12-1-03	13,881	13,881	14,994

R1[3]	8-5-03	14,550	14,550	16,721

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C, Class I and Class R1 shares, respectively, as of June 30, 2007. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Standard & Poor’s 500 Index is an unmanaged index that includes 500 widely traded common stocks.

It is not possible to invest directly in an index. Index figures do not reflect sales charges which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 No contingent deferred sales charge applicable.

3 For certain types of investors as described in the Fund’s Class I and Class R1 share prospectuses.

Sovereign Investors Fund

7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

■ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses including management fees, distribution and service fees (if applicable) and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on January 1, 2007, with the same investment held until June 30, 2007.

	Account value	Ending value	Expenses paid during period
	on 1-1-07	on 6-30-07	ended 6-30-07[1]

Class A	$1,000.00	$1,066.70	$5.84

Class B	1,000.00	1,062.60	9.41

Class C	1,000.00	1,062.50	9.41

Class I	1,000.00	1,068.50	3.59

Class R1	1,000.00	1,063.80	8.44

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at June 30, 2007 by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Sovereign Investors Fund

8

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on January 1, 2007, with the same investment held until June 30, 2007. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during period
	on 1-1-07	on 6-30-07	ended 6-30-07 [1]

Class A	$1,000.00	$1,019.14	$5.71

Class B	1,000.00	1,015.67	9.19

Class C	1,000.00	1,015.67	9.20

Class I	1,000.00	1,021.33	3.50

Class R1	1,000.00	1,016.62	8.25

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.14%, 1.84%, 1.84%, 0.70% and 1.65% for Class A, Class B, Class C, Class I and Class R1, respectively, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year/365 or 366 (to reflect the one-half year period).

Sovereign Investors Fund

9

F I N A N C I A L   S T A T E M E N T S

Fund’s investments

Securities owned by the Fund on 6-30-07 (unaudited)

This schedule is divided into three main categories: common stocks, preferred stocks and short-term investments. The common and preferred stocks are further broken down by industry group. Short-term investments, which represent the Fund’s cash position, are listed last.

Issuer	Shares	Value

Common stocks 96.23%		$881,034,642

(Cost $582,195,040)

Aerospace & Defense 3.45%		31,635,663

Honeywell International, Inc.	182,760	10,285,733

United Technologies Corp.	301,000	21,349,930

Asset Management & Custody Banks 3.32%		30,416,253

Price (T. Rowe) Group, Inc.	190,716	9,896,253

State Street Corp.	300,000	20,520,000

Communications Equipment 4.95%		45,324,423

Cisco Systems, Inc. (I)	1,122,780	31,269,423

Nokia Corp., ADR (Finland) (F)	500,000	14,055,000

Computer Hardware 4.43%		40,566,975

Diebold, Inc.	12,000	626,400

Hewlett-Packard Co.	300,000	13,386,000

International Business Machines Corp.	252,300	26,554,575

Consumer Finance 1.01%		9,290,183

American Express Co.	151,850	9,290,183

Data Processing & Outsourced Services 1.88%		17,187,074

Automatic Data Processing, Inc.	354,592	17,187,074

Department Stores 0.56%		5,112,000

Nordstrom, Inc.	100,000	5,112,000

Distillers & Vintners 0.68%		6,248,250

Diageo Plc, ADR (United Kingdom) (F)	75,000	6,248,250

Diversified Banks 1.18%		10,825,326

Wells Fargo & Co.	307,800	10,825,326

Drug Retail 1.39%		12,757,500

CVS Corp.	350,000	12,757,500

Electrical Components & Equipment 2.43%		22,230,000

Emerson Electric Co.	475,000	22,230,000

Footwear 1.91%		17,487,000

NIKE, Inc. (Class B)	300,000	17,487,000

General Merchandise Stores 2.52%		23,104,290

Target Corp.	363,275	23,104,290

See notes to financial statements

Sovereign Investors Fund

10

F I N A N C I A L   S T A T E M E N T S

Issuer	Shares	Value

Health Care Supplies 1.05%		$9,565,000

DENTSPLY International, Inc.	250,000	9,565,000

Home Improvement Retail 1.70%		15,542,500

Home Depot, Inc. (The)	200,000	7,870,000

Lowe’s Cos., Inc.	250,000	7,672,500

Household Products 3.65%		33,410,276

Colgate-Palmolive Co.	275,000	17,833,750

Procter & Gamble Co. (The)	254,560	15,576,526

Industrial Conglomerates 6.12%		56,049,488

General Electric Co.	1,018,350	38,982,438

Textron, Inc.	155,000	17,067,050

Industrial Gases 2.13%		19,494,892

Praxair, Inc.	270,800	19,494,892

Industrial Machinery 4.04%		36,949,610

Danaher Corp.	100,000	7,550,000

Dover Corp.	336,400	17,206,860

Illinois Tool Works, Inc.	225,000	12,192,750

Integrated Oil & Gas 8.56%		78,355,467

Chevron Corp.	190,100	16,014,024

ConocoPhillips	100,000	7,850,000

Exxon Mobil Corp.	335,872	28,172,943

Total SA, ADR (France) (F)	325,000	26,318,500

Integrated Telecommunication Services 2.27%		20,750,000

AT&T, Inc.	500,000	20,750,000

Investment Banking & Brokerage 0.68%		6,268,500

Merrill Lynch & Co., Inc.	75,000	6,268,500

Life & Health Insurance 1.46%		13,364,000

AFLAC, Inc.	260,000	13,364,000

Multi-Line Insurance 4.11%		37,581,604

American International Group, Inc.	357,720	25,051,132

Hartford Financial Services Group, Inc. (The)	127,200	12,530,472

Other Diversified Financial Services 6.32%		57,864,114

Bank of America Corp.	357,600	17,483,064

Citigroup, Inc.	409,457	21,001,050

JPMorgan Chase & Co.	400,000	19,380,000

Pharmaceuticals 11.01%		100,821,252

Abbott Laboratories	401,700	21,511,035

Johnson & Johnson	432,850	26,672,217

Lilly (Eli) & Co.	225,000	12,573,000

Teva Pharmaceutical Industries Ltd., ADR (Israel) (F)	450,000	18,562,500

Wyeth	375,000	21,502,500

Property & Casualty Insurance 1.43%		13,078,500

Ambac Financial Group, Inc.	150,000	13,078,500

See notes to financial statements

Sovereign Investors Fund

11

F I N A N C I A L   S T A T E M E N T S

Issuer		Shares	Value

Publishing 2.05%			$18,722,000

McGraw-Hill Cos., Inc. (The)		275,000	18,722,000

Semiconductors 3.48%			31,901,000

Intel Corp.		200,000	4,752,000

Microchip Technology, Inc.		225,000	8,334,000

Texas Instruments, Inc.		500,000	18,815,000

Soft Drinks 2.41%			22,037,651

PepsiCo, Inc.		339,825	22,037,651

Systems Software 2.49%			22,781,784

Microsoft Corp.		773,050	22,781,784

Tobacco 1.56%			14,312,067

Altria Group, Inc.		204,050	14,312,067

	Credit
Issuer, description	rating (A)	Shares	Value

Preferred stocks 0.69%			$6,281,250

(Cost $6,000,000)

Oil & Gas Exploration & Production 0.69%			6,281,250

Lasmo America Ltd., 8.15%, Ser A (S)	A+	60,000	6,281,250

		Par value
Issuer, description, maturity date		(000)	Value

Short-term investments 3.00%			$27,425,000

(Cost $27,425,000)

Joint Repurchase Agreement 3.00%			27,425,000

Joint Repurchase Agreement with Cantor Fitzgerald LP
dated 6-29-07 at 4.40% to be repurchased at $27,435,056 on
7-2-07, collateralized by $21,509,804 of U.S. Treasury Inflation
Indexed Note, 3.875%, due 1-15-09 (Valued at $27,973,500,
including interest)		$27,425	27,425,000

Total investments (Cost $615,620,040) 99.92%			$914,740,892

Other assets and liabilities, net 0.08%			$695,622

Total net assets 100.00%			$915,436,514

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

ADR American Depositary Receipt

(F) Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

(I) Non-income-producing security.

(S) This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $6,281,250 or 0.69% of the Fund’s net assets as of June 30, 2007.

See notes to financial statements

Sovereign Investors Fund

12

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 6-30-07 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments at value (cost $615,620,040)	$914,740,892
Cash	519
Receivable for investments sold	2,957,625
Receivable for shares sold	96,528
Dividends and interest receivable	1,037,175
Other assets	234,516

Total assets	919,067,255

Liabilities

Payable for shares repurchased	1,729,237
Payable to affiliates
Management fees	1,375,686
Distribution and service fees	38,730
Other	110,672
Other payables and accrued expenses	376,416

Total liabilities	3,630,741

Net assets

Capital paid-in	558,978,534
Accumulated net realized gain on investments	57,619,396
Net unrealized appreciation of investments	299,120,852
Distributions in excess of net investment income	(282,268)

Net assets	$915,436,514

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($805,751,863 ÷ 40,093,671 shares)	$20.10
Class B ($94,596,713 ÷ 4,720,554 shares)[1]	$20.04
Class C ($14,933,819 ÷ 743,982 shares)[1]	$20.07
Class I ($15,064 ÷ 750 shares)[2]	$20.08
Class R1 ($139,055 ÷ 6,993 shares)[2]	$19.89

Maximum offering price per share

Class A3 ($20.10 ÷ 95%)	$21.16

1 Redemption price is equal to net asset value less applicable contingent deferred sales charge.

2 Net assets and shares have been rounded for presentation purposes. The net asset value is as reported on June 30, 2007.

3 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

Sovereign Investors Fund

13

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the period 6-30-07 (unaudited)1

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends (net of foreign withholding taxes of $122,439)	$8,796,047
Interest	1,110,972
Securities lending	12,234

Total investment income	9,919,253

Expenses

Investment management fees (Note 2)	2,703,689
Distribution and service fees (Note 2)	1,779,534
Class A, B and C transfer agent fees (Note 2)	860,373
Class I transfer agent fees (Note 2)	30
Class R1 transfer agent fees (Note 2)	462
Accounting and legal services fees (Note 2)	52,128
Compliance fees	12,000
Custodian fees	67,908
Printing fees	42,342
Blue sky fees	28,722
Trustees’ fees	26,484
Professional fees	25,936
Securities lending fees	88
Interest	50
Miscellaneous	26,026

Total expenses	5,625,772

Net investment income	4,293,481

Realized and unrealized gain

Net realized gain on investments	47,881,318
Change in net unrealized appreciation (depreciation) of investments	6,676,738

Net realized and unrealized gain	54,558,056

Increase in net assets from operations	$58,851,537

1 Semiannual period from 1-1-07 to 6-30-07.

See notes to financial statements

Sovereign Investors Fund

14

F I N A N C I A L   S T A T E M E N T S

Statement of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Period
	ended	ended
	12-31-06	6-30-07[1]

Increase (decrease) in net assets

From operations
Net investment income	$8,911,815	$4,293,481
Net realized gain	97,774,255	47,881,318
Change in net unrealized appreciation (depreciation)	22,268,715	6,676,738

Increase in net assets resulting from operations	128,954,785	58,851,537

Distributions to shareholders
From net investment income
Class A	(8,398,154)	(4,109,223)
Class B	(440,314)	(160,243)
Class C	(56,633)	(24,751)
Class I	(22,989)	(476)
Class R1	(464)	(383)
From net realized gain
Class A	(80,347,560)	—
Class B	(11,082,732)	—
Class C	(1,547,186)	—
Class I	(15,050)	—
Class R1	(13,618)	—
	(101,924,700)	(4,295,076)

From Fund share transactions	(83,183,967)	(75,925,923)

Total increase (decrease)	(56,153,882)	(21,369,462)

Net assets

Beginning of period	992,959,858	936,805,976

End of period[2]	$936,805,976	$915,436,514

1 Semiannual period from 1-1-07 to 6-30-07. Unaudited.

2 Includes distributions in excess of net investment income of $280,673 and $282,268, respectively.

See notes to financial statements

Sovereign Investors Fund

15

F I N A N C I A L   S T A T E M E N T S

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES

Period ended	12-31-02[1]	12-31-03[1]	12-31-04[1]	12-31-05[1]	12-31-06	6-30-07[2]

Per share operating performance

Net asset value,
beginning of period	$19.88	$15.81	$18.74	$19.54	$18.51	$18.94
Net investment income[3]	0.24	0.14	0.17	0.18	0.20	0.10
Net realized and unrealized
gain (loss) on investments	(3.94)	2.93	0.80	0.27	2.51	1.16
Total from investment operations	(3.70)	3.07	0.97	0.45	2.71	1.26
Less distributions
From net investment income	(0.25)	(0.14)	(0.17)	(0.18)	(0.21)	(0.10)
From net realized gain	(0.12)	—	—	(1.30)	(2.07)	—
	(0.37)	(0.14)	(0.17)	(1.48)	(2.28)	(0.10)
Net asset value, end of period	$15.81	$18.74	$19.54	$18.51	$18.94	$20.10
Total return[4] (%)	(18.68)	19.55	5.23	2.28[5]	14.67[5]	6.67[6]

Ratios and supplemental data

Net assets, end of period
(in millions)	$908	$998	$936	$818	$810	$806
Ratio of net expenses to average
net assets (%)	1.17	1.24	1.20	1.19	1.16	1.14[7]
Ratio of gross expenses to average
net assets (%)	1.17	1.24	1.20	1.20[8]	1.17[8]	1.14[7]
Ratio of net investment income
to average net assets (%)	1.36	0.85	0.91	0.92	1.04	1.03[7]
Portfolio turnover (%)	85	47	20	30	36	20[6]

See notes to financial statements

Sovereign Investors Fund

16

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS B SHARES

Period ended	12-31-02[1]	12-31-03[1]	12-31-04[1]	12-31-05[1]	12-31-06	6-30-07[2]

Per share operating performance

Net asset value,
beginning of period	$19.86	$15.79	$18.71	$19.49	$18.46	$18.89
Net investment income[3]	0.12	0.03	0.03	0.04	0.07	0.03
Net realized and unrealized
gain (loss) on investments	(3.94)	2.92	0.80	0.27	2.50	1.15
Total from investment operations	(3.82)	2.95	0.83	0.31	2.57	1.18
Less distributions
From net investment income	(0.13)	(0.03)	(0.05)	(0.04)	(0.07)	(0.03)
From net realized gain	(0.12)	—	—	(1.30)	(2.07)	—
	(0.25)	(0.03)	(0.05)	(1.34)	(2.14)	(0.03)
Net asset value, end of period	$15.79	$18.71	$19.49	$18.46	$18.89	$20.04
Total return[4] (%)	(19.29)	18.75	4.45	1.57[5]	13.92[5]	6.26[6]

Ratios and supplemental data

Net assets, end of period
(in millions)	$328	$315	$232	$155	$111	$95
Ratio of net expenses to average
net assets (%)	1.87	1.94	1.90	1.89	1.86	1.84[7]
Ratio of gross expenses to average
net assets (%)	1.87	1.94	1.90	1.90[8]	1.87[8]	1.84[7]
Ratio of net investment income
to average net assets (%)	0.65	0.16	0.18	0.21	0.34	0.33[7]
Portfolio turnover (%)	85	47	20	30	36	20[6]

See notes to financial statements

Sovereign Investors Fund

17

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS C SHARES

Period ended	12-31-02[1]	12-31-03[1]	12-31-04[1]	12-31-05[1]	12-31-06	6-30-07[2]

Per share operating performance

Net asset value,
beginning of period	$19.88	$15.81	$18.73	$19.52	$18.49	$18.92
Net investment income[3]	0.12	0.03	0.04	0.04	0.07	0.03
Net realized and unrealized
gain (loss) on investments	(3.94)	2.92	0.80	0.27	2.50	1.15
Total from investment operations	(3.82)	2.95	0.84	0.31	2.57	1.18
Less distributions
From net investment income	(0.13)	(0.03)	(0.05)	(0.04)	(0.07)	(0.03)
From net realized gain	(0.12)	—	—	(1.30)	(2.07)	—
	(0.25)	(0.03)	(0.05)	(1.34)	(2.14)	(0.03)
Net asset value, end of period	$15.81	$18.73	$19.52	$18.49	$18.92	$20.07
Total return[4] (%)	(19.27)	18.73	4.50	1.57[5]	13.90[5]	6.25[6]

Ratios and supplemental data

Net assets, end of period
(in millions)	$24	$32	$27	$17	$15	$15
Ratio of net expenses to average
net assets (%)	1.87	1.94	1.90	1.89	1.86	1.84[7]
Ratio of gross expenses to average
net assets (%)	1.87	1.94	1.90	1.90[8]	1.87[8]	1.84[7]
Ratio of net investment income
to average net assets (%)	0.67	0.14	0.19	0.21	0.34	0.33[7]
Portfolio turnover (%)	85	47	20	30	36	20[6]

See notes to financial statements

Sovereign Investors Fund

18

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS I SHARES

Period ended	12-31-03[1,9]	12-31-04[1]	12-31-05[1]	12-31-06	6-30-07[2]

Per share operating performance

Net asset value,
beginning of period	$18.09	$18.74	$19.54	$18.51	$18.93
Net investment income[3]	0.01	0.26	0.27	0.28	0.15
Net realized and unrealized
gain on investments	0.67	0.80	0.27	2.52	1.14
Total from investment operations	0.68	1.06	0.54	2.80	1.29
Less distributions
From net investment income	(0.03)	(0.26)	(0.27)	(0.31)	(0.14)
From net realized gain	—	—	(1.30)	(2.07)	—
	(0.03)	(0.26)	(1.57)	(2.38)	(0.14)
Net asset value, end of period	$18.74	$19.54	$18.51	$18.93	$20.08
Total return[4] (%)	3.78[6]	5.73	2.76	15.21	6.85[6]

Ratios and supplemental data

Net assets, end of period
(in millions)	$3	$3	$3	—[10]	—[10]
Ratio of expenses to average
net assets (%)	0.70[7]	0.72	0.72	0.71	0.70[7]
Ratio of net investment income
to average net assets (%)	0.92[7]	1.38	1.40	1.44	1.52[7]
Portfolio turnover (%)	47[6]	20	30	36	20[6]

See notes to financial statements

Sovereign Investors Fund

19

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS R1 SHARES

Period ended	12-31-03[1,9]	12-31-04[1]	12-31-05[1]	12-31-06	6-30-07[2]

Per share operating performance

Net asset value,
beginning of period	$16.63	$18.75	$19.54	$18.45	$18.75
Net investment income[3]	0.02	0.19	0.07	0.06	0.05
Net realized and unrealized
gain on investments	2.11	0.79	0.28	2.38	1.15
Total from investment operations	2.13	0.98	0.35	2.44	1.20
Less distributions
From net investment income	(0.01)	(0.19)	(0.14)	(0.07)	(0.06)
From net realized gain	—	—	(1.30)	(2.07)	—
	(0.01)	(0.19)	(1.44)	(2.14)	(0.06)
Net asset value, end of period	$18.75	$19.54	$18.45	$18.75	$19.89
Total return[4] (%)	12.84[6]	5.22	1.75	13.22	6.38[6]

Ratios and supplemental data

Net assets, end of period
(in millions)	—[10]	—[10]	—[10]	—[10]	—[10]
Ratio of expenses to average
net assets (%)	1.69[7]	1.13	1.74	1.92	1.65[7]
Ratio of net investment income
to average net assets (%)	0.27[7]	1.00	0.37	0.31	0.52[7]
Portfolio turnover (%)	47[6]	20	30	36	20[6]

1 Audited by previous auditor.
2 Semiannual period from 1-1-07 to 6-30-07. Unaudited.
3 Based on the average of the shares outstanding.
4 Assumes dividend reinvestment and does not reflect the effect of sales charges.
5 Total return would have been lower had certain expenses not been reduced during the period shown.
6 Not annualized.
7 Annualized.
8 Does not take into consideration expense reductions during the period shown.
9 Class I and Class R1 shares began operations on 12-1-03 and 8-5-03, respectively.
10 Less than $500,000.

See notes to financial statements

Sovereign Investors Fund

20

Notes to financial statements (unaudited)

Note 1
Accounting policies

John Hancock Sovereign Investors Fund (the Fund) is a diversified series of John Hancock Investment Trust (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to provide long-term growth of capital and of income without assuming undue market risks.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C, Class I and Class R1 shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission (SEC) and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase. Effective March 1, 2007, Class R shares were redesignated as Class R1 shares.

Significant accounting policies of the Fund
are as follows:

Security valuation

The net asset value of the shares of Class A, Class B, Class C, Class I and Class R1 is determined daily as of the close of the NYSE, normally at 4:00 p.m., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in John Hancock Cash Investment Trust (JHCIT), an affiliate of John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), are valued at their net asset value each business day. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the valuation provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon

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21

such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Joint repurchase agreement

Pursuant to an exemptive order issued by the SEC, the Fund, along with other registered investment companies having a management contract with the Adviser, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Investment transactions

Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Net realized gains and losses on sales of investments are determined on the identified cost basis.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, and transfer agent fees for Class I and Class R1 shares, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a line of credit agreement with the Bank of New York (BNY), the Swing Line Lender and Administrative Agent. This agreement enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with BNY, which permits borrowings of up to $100 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit, and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the period ended June 30, 2007.

Securities lending

The Fund may lend securities in amounts up to 33 1 / 3 % of the Fund’s total assets. Such loans are callable at any time and are at all times fully secured by cash, cash equivalents or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities and marked-to-market on a daily basis. The Fund may bear the risk of delay in recovery of, or even of rights in, the securities loaned should the borrower of the securities fail financially.

The Fund receives compensation for lending their securities either in the form of fees and/or by retaining a portion of interest on the investment of any cash received as collateral. The Fund invests the cash collateral received in connection with securities lending transactions in the JHCIT, a Delaware common law trust and an affiliated fund. JHCIT is exempt from registration under Section 3(c)(7) of the 1940 Act (pursuant to exemptive order issued by the SEC) and is managed by the Adviser, for which the Adviser receives an investment advisory fee of 0.04% of the average daily net assets of the JHCIT.

All collateral received will be in an amount equal to at least 100% of the market value of the loaned securities and is intended to be maintained at that level during the period of the loan. The market value of the loaned securities

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22

is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund the next business day. During the loan period, the Fund continues to retain rights of ownership, including dividends and interest of the loaned securities. There were no securities loaned on June 30, 2007.

Federal income taxes

The Fund qualifies as a “regulated investment company” by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $2,608,431 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The loss carryforward expires as follows: December 31, 2008 — $1,574,831, December 31, 2009 — $887,513 and December 31, 2010 — $146,087. Availability of a certain amount of these loss carryforward, which was acquired on December 5, 2003, in a merger with John Hancock Performers Fund and on December 19, 2003, in a merger with John Hancock Large Cap Spectrum Fund, may be limited in a given year.

New accounting pronouncements

In June 2006, Financial Accounting Standards Board (FASB) Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the Interpretation), was issued and is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the effective date. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management has evaluated the application of this Interpretation to the Fund and does not believe there is a material impact resulting from the adoption of this Interpretation on the Fund’s financial statements.

In September 2006, FASB Standard No. 157, Fair Value Measurements (FAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishing a framework for measuring fair value and expands disclosure about fair value measurements. Management is currently evaluating the application of FAS 157 to the Fund and its impact, if any, resulting from the adoption of FAS 157 on the Fund’s financial statements.

Dividends, interest and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. During the year ended December 31, 2006, the tax character of distributions paid was as follows: ordinary income $8,918,554 and long-term capital gain $93,006,146. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

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23

Note 2
Management fee and transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a quarterly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.60% of the first $750,000,000 of the Fund’s average daily net asset value, (b) 0.55% of the next $750,000,000, (c) 0.50% of the next $1,000,000,000 and (d) 0.45% of the Fund’s average daily net asset value in excess of $2,500,000,000.

The Fund has a Distribution Agreement with John Hancock Funds, LLC (JH Funds), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B, Class C and Class R1, pursuant to Rule 12b-1 under the 1940 Act, to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30%, 1.00%, 1.00% and 0.50% of Class A, Class B, Class C and Class R1 average daily net asset value, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances. In addition under a Service Plan for Class R1 shares, the Fund pays up to 0.25% of Class R1 average daily net asset value for certain other services.

Expenses under the agreements described
above for the period ended June 30, 2007,
were as follows:

Distribution and
Share class	service fees

Class A	$1,198,757
Class B	505,631
Class C	74,956
Class R1	190
Total	$1,779,534

Class A shares are assessed up-front sales charges. During the period ended June 30, 2007, JH Funds received net up-front sales charges of $170,281 with regard to sales of Class A shares. Of this amount, $26,860 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $92,050 was paid as sales commissions to unrelated broker-dealers and $51,371 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a related broker-dealer. The Adviser’s indirect parent, John Hancock Life Insurance Company (JHLICO), a subsidiary of MFC, is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (CDSC) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption, or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended June 30, 2007, CDSCs received by JH Funds amounted to $75,259 for Class B shares and $425 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an indirect subsidiary of JHLICO. For Class A, Class B and Class C shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of each class’s average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. For Class I shares, the Fund paid a monthly transfer agent fee at a total annual rate of 0.05% of Class I average daily net asset value. Effective June 1, 2007, the Fund pays a monthly transfer agent fee at a total annual rate of 0.04% of Class I average daily net asset value, plus a fee based on the number of shareholder accounts. For Class R1 shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of Class R1 shares average net asset value, plus a

Sovereign Investors Fund

24

fee for reimbursement for certain out-of-pocket expenses.

The Fund has an agreement with the Adviser and affiliates to perform necessary tax, accounting and legal services for the Fund. The compensation for the period amounted to $52,128. The Fund also reimbursed JHLICO for certain compliance costs, included in the Fund’s Statement of Operations.

The Adviser and other subsidiaries of JHLICO owned 6,013 Class R1 shares of beneficial interest of the Fund on June 30, 2007.

Mr. James R. Boyle is Chairman of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/or its affiliates. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Note 3
Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund believes the risk of loss to be remote.

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25

Note 4
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the year ended December 31, 2006, and the period ended June 30, 2007, along with the corresponding dollar value.

	Year ended 12-31-06		Period ended 6-30-07[1]
	Shares	Amount	Shares	Amount
Class A shares

Sold	2,419,814	$47,087,005	1,161,787	$22,478,638
Distributions reinvested	4,396,455	83,527,971	195,571	3,831,495
Repurchased	(8,276,092)	(160,724,100)	(4,003,730)	(77,870,655)
Net decrease	(1,459,823)	($30,109,124)	(2,646,372)	($51,560,522)

Class B shares

Sold	358,706	$6,969,343	155,303	$2,995,131
Distributions reinvested	588,445	11,143,499	7,853	154,437
Repurchased	(3,433,290)	(66,391,294)	(1,345,523)	(25,961,894)
Net decrease	(2,486,139)	($48,278,452)	(1,182,367)	($22,812,326)

Class C shares

Sold	50,891	$997,189	23,673	$459,791
Distributions reinvested	79,029	1,498,907	1,152	22,722
Repurchased	(224,890)	(4,380,980)	(97,241)	(1,894,072)
Net decrease	(94,970)	($1,884,884)	(72,416)	($1,411,559)

Class I shares

Sold	9,888	$190,059	5	$105
Distributions reinvested	1,996	37,903	25	476
Repurchased	(165,330)	(3,149,051)	(7,382)	(147,207)
Net decrease	(153,446)	($2,921,089)	(7,352)	($146,626)

Class R1 shares

Sold	809	$15,745	453	$8,770
Distributions reinvested	68	1,273	2	48
Repurchased	(377)	(7,436)	(187)	(3,708)
Net increase	500	$9,582	268	$5,110

Net decrease	(4,193,878)	($83,183,967)	(3,908,239)	($75,925,923)

1Semiannual period from 1-1-07 to 6-30-07. Unaudited.

Note 5
Investment transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended June 30, 2007, aggregated $179,384,327 and $236,608,233, respectively.

The cost of investments owned on June 30, 2007, including short-term investments, for federal income tax purposes, was $615,636,324. Gross unrealized appreciation and depreciation of investments aggregated $299,881,513 and $776,945, respectively, resulting in net unrealized appreciation of $299,104,568. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the tax deferral of losses on certain sales of securities.

Note 6
SEC settlement

On June 25, 2007, John Hancock Advisers, LLC (the Adviser) and John Hancock Funds, LLC (the Distributor) and two of their affiliates (collectively, the John Hancock Affiliates) reached a settlement with the SEC that resolved an investigation of certain practices relating to the John Hancock Affiliates’ variable

Sovereign Investors Fund

26

annuity and mutual fund operations involving directed brokerage and revenue sharing. Under the terms of the settlement, each John Hancock Affiliate was censured and agreed to pay a $500,000 civil penalty to the United States Treasury. In addition, the Adviser and the Distributor agreed to pay disgorgement of $2,087,477 and prejudgment interest of $359,460 to entities, including certain John Hancock Funds, that participated in the Adviser’s directed brokerage program during the period from 2000 to October 2003. Collectively, all John Hancock Affiliates agreed to pay a total disgorgement of $16,926,420 and prejudgment interest of $2,361,460 to the entities advised or distributed by John Hancock Affiliates. The Adviser discontinued the use of directed brokerage in recognition of the sale of fund shares in October 2003. As a result of this settlement, the Fund received $68,818, which was recorded as a realized gain to the Fund’s books on June 25, 2007.

Sovereign Investors Fund

27

Board Consideration of and
Continuation of Investment Advisory
Agreement and Subadvisory
Agreement: John Hancock Sovereign
Investors Fund

The Investment Company Act of 1940 (the 1940 Act) requires the Board of Trustees (the Board) of John Hancock Investment Trust (the Trust), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the Independent Trustees), annually to meet in person to review and consider the continuation of: (i) the investment advisory agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Adviser) and (ii) the investment subadvisory agreement (the Subadvisory Agreement) with MFC Global Investment Management (U.S.), LLC (the Subadviser) for the John Hancock Sovereign Investors Fund (the Fund). The Advisory Agreement and the Subadvisory Agreement are collectively referred to as the Advisory Agreements.

At meetings held on May 7 and June 4–5, 2007, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the continuation of the Advisory Agreements. During such meetings, the Board’s Contracts/ Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/Operations Committee and the Independent Trustees, reviewed a broad range of information requested for this purpose by the Independent Trustees, including: (i) the investment performance of the Fund relative to a category of relevant funds (the Category) and a peer group of comparable funds (the Peer Group) each selected by Morningstar, Inc. (Morningstar), an independent provider of investment company data, for a range of periods ended December 31, 2006, (ii) advisory and other fees incurred by, and the expense ratios of, the Fund relative to a Category and a Peer Group, (iii) the advisory fees of comparable portfolios of other clients of the Adviser and the Subadviser, (iv) the Adviser’s financial results and condition, including its and certain of its affiliates’ profitability from services performed for the Fund, (v) breakpoints in the Fund’s and the Peer Group’s fees, and information about economies of scale, (vi) the Adviser’s and Subadviser’s record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions, and with the applicable Code of Ethics, and the structure and responsibilities of the Adviser’s and Subadviser’s compliance department, (vii) the background and experience of senior management and investment professionals, and (viii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates and by the Subadviser.

The Independent Trustees considered the legal advice of independent legal counsel and relied on their own business judgment in determining the factors to be considered in evaluating the materials that were presented to them and the weight to be given to each such factor. The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. They principally considered performance and other information from Morningstar as of December 31, 2006. The Board also considered updated performance information provided to it by the Adviser or Subadviser at the May and June 2007 meetings. Performance and other information may be quite different as of the date of this shareholders report. The key factors considered by the Board and the conclusions reached are described below.

Nature, extent and quality of services

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser and Subadviser. The Board further considered the culture of compliance, resources dedicated to compliance,

28

compliance programs and compliance records of the Adviser and Subadviser. In addition, the Board took into account the administrative and other non-advisory services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and Subadviser supported renewal of the Advisory Agreements.

Fund performance

The Board considered the performance results for the Fund over various time periods ended December 31, 2006. The Board also considered these results in comparison to the performance of the Category, as well as the Fund’s benchmark index. Morningstar determined the Category and Peer Group for the Fund. The Board reviewed with a representative of Morningstar the methodology used by Morningstar to select the funds in the Category and the Peer Group.

The Board noted that the Fund’s performance during the 3-, 5- and 10-year periods ended December 31, 2006 was lower than the performance of the Peer Group and Category medians, and its benchmark index, the Standard & Poor’s 500 Index. The Board favorably viewed the Fund’s more recent performance during the 1-year period was higher than the performance of the Peer Group and Category medians. The Board also noted that the Fund’s performance was lower than the benchmark index, as was the performance of the Peer Group and Category.

Investment advisory fee and subadvisory
fee rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the Advisory Agreement Rate). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Peer Group. The Board noted that the Advisory Agreement Rate was lower than the median rate of the Peer Group and Category.

The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution and fees other than advisory and distribution fees, including transfer agent fees, custodian fees and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also received and considered expense information regarding the Fund’s total operating expense ratio (Gross Expense Ratio) and total operating expense ratio after taking the fee waiver arrangement applicable to the Advisory Agreement Rate into account (Net Expense Ratio). The Board received and considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Fund to that of the Peer Group and Category medians. The Board noted that the Fund’s Gross and Net Expense Ratios were lower than the median of the Peer Group, and were lower than or not appreciably higher than the median of the Category.

The Adviser also discussed the Morningstar data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s overall expenses and performance supported the re-approval of the Advisory Agreements.

The Board also received information about the investment subadvisory fee rate (the Subadvisory Agreement Rate) payable by the Adviser to the Subadviser for investment sub-advisory services. The Board concluded that the Subadvisory Agreement Rate was fair and equitable, based on its consideration of the factors described here.

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreements, as well as on other relationships between the Fund and the Adviser and its affiliates, including the Subadviser. The Board also considered a comparison of the Adviser’s profitability to that of other similar investment advisers whose profitability information is publicly available. The Board concluded that, in light of the costs of providing investment management and other

29

services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services.

To the extent the Board and the Adviser were able to identify actual or potential economies of scale from Fund-specific or allocated expenses, in order to ensure that any such economies continue to be reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the Advisory Agreement Rate.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate and the Subadvisory Agreement Rate were not unreasonable, taking into account fee rates offered to others by the Adviser and Subadviser, respectively, after giving effect to differences in services.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser with the Fund and benefits potentially derived from an increase in the business of the Adviser as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s, Subadviser’s and Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser and Subadviser as part of the annual re-approval process. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, a detailed portfolio review, detailed fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

30

For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Trustees	Charles A. Rizzo	Custodian
Ronald R. Dion, Chairman	Chief Financial Officer	The Bank of New York
James R. Boyle†		One Wall Street
James F. Carlin	Gordon M. Shone	New York, NY 10286
William H. Cunningham	Treasurer
Charles L. Ladner*		Transfer agent
Dr. John A. Moore*	John G. Vrysen	John Hancock Signature
Patti McGill Peterson*	Chief Operating Officer	Services, Inc.
Steven R. Pruchansky		One John Hancock Way,
*Members of the Audit Committee	Investment adviser	Suite 1000
†Non-Independent Trustee	John Hancock Advisers, LLC	Boston, MA 02217-1000
601 Congress Street
Officers	Boston, MA 02210-2805	Legal counsel
Keith F. Hartstein		Kirkpatrick & Lockhart
President and	Subadviser	Preston Gates Ellis LLP
Chief Executive Officer	Sovereign Asset Management,	One Lincoln Street
	a subsidiary of MFC Global	Boston, MA 02111-2950
Thomas M. Kinzler	Investment Management
Secretary and Chief Legal Officer	(U.S.), LLC
101 Huntington Avenue
Francis V. Knox, Jr.	Boston, MA 02199
Chief Compliance Officer
Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

How to contact us

Internet	www.jhfunds.com

Mail	Regular mail:	Express mail:
	John Hancock	John Hancock
	Signature Services, Inc.	Signature Services, Inc.
	One John Hancock Way, Suite 1000	Mutual Fund Image Operations
	Boston, MA 02217-1000	380 Stuart Street
Boston, MA 02116

Phone	Customer service representatives	1-800-225-5291
	EASI-Line	1-800-338-8080
	TDD line	1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the SEC’s Web site, www.sec.gov.

32

J O H N   H A N C O C K   F A M I L Y   O F   F U N D S

EQUITY	INTERNATIONAL/GLOBAL
Balanced Fund	Global Opportunities Fund
Classic Value Fund	Global Shareholder Yield Fund
Classic Value Fund II	Greater China Opportunities Fund
Classic Value Mega Cap Fund	International Allocation Portfolio
Core Equity Fund	International Classic Value Fund
Growth Fund	International Core Fund
Growth Opportunities Fund	International Growth Fund
Growth Trends Fund
Intrinsic Value Fund	INCOME
Large Cap Equity Fund	Bond Fund
Large Cap Select Fund	Government Income Fund
Mid Cap Equity Fund	High Yield Fund
Multi Cap Growth Fund	Investment Grade Bond Fund
Small Cap Equity Fund	Strategic Income Fund
Small Cap Fund
Small Cap Intrinsic Value Fund	TAX-FREE INCOME
Sovereign Investors Fund	California Tax-Free Income Fund
U.S. Core Fund	High Yield Municipal Bond Fund
U.S. Global Leaders Growth Fund	Massachusetts Tax-Free Income Fund
Value Opportunities Fund	New York Tax-Free Income Fund
Tax-Free Bond Fund
ASSET ALLOCATION
Allocation Core Portfolio	MONEY MARKET
Allocation Growth + Value Portfolio	Money Market Fund
Lifecycle 2010 Portfolio	U.S. Government Cash Reserve
Lifecycle 2015 Portfolio
Lifecycle 2020 Portfolio	CLOSED-END
Lifecycle 2025 Portfolio	Bank and Thrift Opportunity Fund
Lifecycle 2030 Portfolio	Financial Trends Fund, Inc.
Lifecycle 2035 Portfolio	Income Securities Trust
Lifecycle 2040 Portfolio	Investors Trust
Lifecycle 2045 Portfolio	Patriot Premium Dividend Fund II
Lifecycle Retirement Portfolio	Patriot Select Dividend Trust
Lifestyle Aggressive Portfolio	Preferred Income Fund
Lifestyle Balanced Portfolio	Preferred Income II Fund
Lifestyle Conservative Portfolio	Preferred Income III Fund
Lifestyle Growth Portfolio	Tax-Advantaged Dividend Income Fund
Lifestyle Moderate Portfolio	Tax-Advantaged Global Shareholder Yield Fund

SECTOR
Financial Industries Fund
Health Sciences Fund
Real Estate Fund
Regional Bank Fund
Technology Fund
Technology Leaders Fund

The Fund’s investment objectives, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, contact your financial professional, call John Hancock Funds at 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

	290SA	6/07
This report is for the information of the shareholders of John Hancock Sovereign Investors Fund.		8/07

John Hancock
MUTUAL FUNDS

John Hancock
Balanced Fund

Semiannual Report
6.30.07

Your fund at a glance

Managers’ report
page 2

A look at performance
page 6

Your expenses
page 8

Fund’s investments
page 10

Financial statements
page 15

Notes to financial
statements
page 22

For more information
page 32

CEO corner

To Our Shareholders,

The stock market gained ground in the first half of 2007, returning 6.96% through June 30, as measured by the Standard & Poor’s 500 Index. It was bolstered by stronger-than-expected corporate earnings growth, healthy global economic growth, increased merger and acquisitions activity and mostly steady interest rates. These positives served to overcome concerns about inflation, a slumping housing market, the subprime mortgage debacle and mixed signals on the future direction of interest rates.

In fact, at the end of May, the stock market passed a significant milestone, when the broad Standard & Poor’s 500 Index climbed beyond the record it had set seven years ago. From its peak in March 2000, the stock market spiraled downward three consecutive years, bottoming in 2002. The upturn began in 2003, and the market has advanced each year since, finally setting a new high on May 30, 2007.

This nearly complete market cycle highlights the importance of an investment principle you have heard us speak of often: diversification. That is because it is a key to protecting, and growing, your assets. By allocating your investments among different asset classes, investment styles and portfolio managers, you are likely to be well represented through all phases of a complete market cycle, with the winners helping to cushion the fall of the losers.

The challenge for investors with a diversified portfolio is to properly evaluate your investments to tell the difference between an underperforming manager and an out-of-favor style, while also understanding the role each investment plays in your portfolio. That’s where your financial professional can provide true value. He or she can help you make those assessments and also counsel patience, because a properly diversified portfolio by its very nature will typically have something lagging or out of favor — a concept that can be difficult to live with, but necessary to embrace. If everything in your portfolio is “working,” then you are not truly diversified, but rather are leveraged to the current market and the flavor of the day. If so, you are bound to be out of step in the near future.

With the recent volatility in the securities markets, it has prompted investors to question how long this type of market cycle will last. History tells us it will end and that when it does, today’s leaders may well turn into laggards and vice versa. Indeed, the current subprime mortgage market woes, the subsequent credit crunch and their impact on the financial markets and the global credit markets, are just the latest examples of why investors should be well-diversified. For with patience and a diversified portfolio, it could be easier to weather the market’s twists and turns and reach your long-term goals.

Sincerely,

Keith F. Hartstein,
President and Chief Executive Officer

This commentary reflects the CEO’s views as of August 27, 2007. They are subject to change at any time.

Your fund at a glance

The Fund seeks current income, long-term growth of capital and income and preservation of capital. To pursue these goals, the Fund allocates its investments among a diversified mix of debt and equity securities.

Over the last six months

► U.S. stocks did well, buoyed by a pick up in merger and acquisition activity, relatively low interest rates and positive earnings growth.

► Fixed-income markets were flat, as interest rates crept higher, especially on longer-term issues.

► The biggest boost to Fund performance came from strong stock picking and overweights in the energy and materials sectors.

Top 10 holdings

United States Treasury	4.4%	Archer-Daniels-Midland Co.	2.5%

Newmont Mining Corp.	3.5%	Suncor Energy, Inc.	2.4%

United States Treasury	3.5%	Chunghwa Telecom Co., Ltd.	2.3%

Bayer AG	2.8%	Williams Cos., Inc. (The)	2.3%

British Energy Group Plc	2.6%	Barrick Gold Corp.	2.1%

As a percentage of net assets on June 30, 2007.

Managers’ report

John Hancock
Balanced Fund

Stocks delivered strong returns for the first half of 2007, fueled by a boom in mergers and acquisitions, positive economic growth, continued low interest rates and solid corporate earnings growth. Bouts of volatility, however, punctuated the market’s progress, as investors worried about repercussions from the subprime mortgage debacle, a market sell-off in China and rising interest rates. Volatility erased first quarter gains, but came late enough in the second quarter to allow the market to hold on to strong returns from April and May. The Standard & Poor’s 500 Index closed the period up 6.96% .

The fixed-income markets were relatively stable during the first six months of the year, as the Federal Reserve kept key short-term interest rates unchanged and inflation stayed largely in check. The bond market, however, became volatile in June, with yields spiking, and bond prices, which move in the opposite direction, falling. Returns on Treasuries with maturities of 10 years or longer ended the six-month period in negative territory. Shorter-term bonds, whose yields did not rise as fast as longer-term issues, posted modest gains. Government bonds delivered slightly better returns than investment-grade corporate bonds. The Lehman Brothers Aggregate Bond Index gained 0.98% for the six-month period, while the Lehman Brothers Government/Credit Index climbed 0.97% over the same time.

SCORECARD

INVESTMENT		PERIOD’S PERFORMANCE ... AND WHAT’S BEHIND THE NUMBERS

Bayer	▲	Shift to more of a pharmaceuticals company

Denbury Resources	▲	Rising energy prices, oil field and carbon dioxide assets

Amgen	▼	Lower expectations for leading anemia drugs

Portfolio Managers, MFC Global Investment Management (U.S.), LLC
Timothy E. Keefe, CFA, Roger C. Hamilton, Jeffrey N. Given and Timothy M. Malloy

Performance and strategy review

John Hancock Balanced Fund’s Class A, Class B, Class C and Class I shares returned 10.59%, 10.22%, 10.21% and 10.75%, respectively, at net asset value, for the six months ended June 30, 2007. The Fund beat the Morningstar, Inc. moderate allocation category average, which returned 5.51% over the same period.1 The Fund also outperformed a blended index of 60% S&P 500 Index/40% Lehman Brothers Aggregate Bond Index, which returned 4.59% over the period. Keep in mind that your net asset value will be different from the Fund’s performance if you were not invested in the Fund for the entire period or did not reinvest all distributions. Please see pages six and seven for historical performance information.

“Stocks delivered strong returns
for the first half of 2007…”

The Fund kept a neutral allocation of roughly 60% stocks and 40% bonds. Stock picking drove returns, with added gains from overweights in leading sectors like energy and materials and underweights in lagging sectors such as financials. Our focus remained on great companies whose stocks were on sale. We specifically targeted businesses with strong management teams, high cash flows, solid revenue growth and catalysts, such as new products or improved pricing, which could help unlock the stock’s intrinsic value.

Biggest impact from energy and materials

Energy and materials, which were large overweights, had the biggest impact on the stock portfolio’s returns. Both sectors benefited as tight supply coupled with strong demand drove commodity prices higher. In energy, our focus was on exploration and production (e&p) companies with long-lived resources, as well as international oil field service companies, which were new additions during the period. Top-performing stocks included Denbury Resources, Inc., an e&p company that uses carbon

Balanced Fund

dioxide to extract oil from old fields, and Williams Cos., Inc., a natural gas production and pipeline company. Both stocks rallied as oil and gas prices rebounded in the spring.

In the materials sector, winners included Novelis, Inc., a Canadian aluminum processing company that was bought out at a nice premium, and Bayer AG, a diversified chemicals company in Germany that benefited from transforming itself into more of a pharmaceuticals company. These gains more than offset losses from Newmont Mining Corp., which has valuable gold and silver assets but struggled with declining gold prices, production issues and political instability in South America.

Added gains from financials and industrials

A sizable underweight in the weak financial sector along with strong stock selection further bolstered returns. We avoided financial stocks with lots of debt on their balance sheets, which tend not to do well when interest rates rise. In addition, several stocks produced above-average gains, which cumulatively helped returns. In industrials, stock selection was more eclectic. The big winner was KBR, Inc., a global engineering and construction firm that was recently spun off from Halliburton Co. (not in the portfolio). KBR’s stock climbed nicely as demand for its services remained strong, thanks to the upswing in many global economies and a focus worldwide on infrastructure spending. Consumer discretionary, consumer staples and technology stocks also added to relative returns. Top performers included First Data Corp., a technology company, and Corn Products International, Inc., a consumer staples stock. First Data, a credit card payment processor, rallied sharply after receiving a premium buyout offer. Corn Products International, a leading manufacturer of high fructose corn syrup, gained as high demand and limited supply for high fructose corn syrup boosted pricing.

SECTOR DISTRIBUTION[2]

Government — U.S	15%

Energy	15%

Financials	12%

Materials	11%

Utilities	7%

Health care	7%

Information technology	6%

Consumer staples	5%

Industrials	5%

Government agencies	3%

Telecommunication
services	3%

Consumer discretionary	1%

Disappointments in telecom, utilities and health care

Returns in the telecommunications, utilities and health care sectors nicked performance. In telecom, we lost ground by not owning the large U.S. service providers, which rallied nicely. In utilities, one of our largest holdings, British Energy Group Plc, a large nuclear power operator in the

Balanced Fund

United Kingdom, was hurt by declining natural gas prices and costly plant repairs. In health care, small investments in several biotechnology stocks were volatile. Among the detractors was Amgen, Inc., which faltered after clinical tests raised questions about the safety of high doses of its anemia products.

“Energy and materials, which
were large overweights, had
the biggest impact on the stock
portfolio’s returns.”

Positioned for higher interest rates

At the end of the period, roughly 30% of the Fund’s assets remained in bonds, where we continued to favor Treasuries over corporate issues. We took a conservative stance by lessening the fixed-income portfolio’s sensitivity to interest rate changes and raising cash to about 10% of assets by period end. Our concern was that interest rates would creep higher, pressuring bond prices. We kept a bias toward bonds with maturities of five years or less, which helped as the 10-year Treasury yield climbed from 4.71% at the start of the year to 5.26% on June 12 before closing the period at 5.03% . The Fund’s positioning helped the fixed-income portfolio modestly outperform the Lehman Brothers Aggregate Bond Index return.

More of the same ahead

We believe stocks could move modestly higher in the second half of 2007, especially if economic growth remains decent and interest rates stay historically low. Further fallout from the subprime mortgage debacle, inflation fears or a rise in long-term bond yields could, however, derail the market’s progress. Volatility would give us an opportunity to buy companies we like at attractive valuations. On the fixed-income side, we expect bond yields and inflation to move moderately higher. If both bond yields and the stock market creep up, we might add modestly to bonds and pare back on stocks.

This commentary reflects the views of the portfolio managers through the end of the Fund’s period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

1 Figures from Morningstar, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

2 As a percentage of net assets on June 30, 2007.

Balanced Fund

A look at performance

For the periods ended June 30, 2007

		Average annual returns				Cumulative total returns					SEC 30-
		with maximum sales charge (POP)				with maximum sales charge (POP)					day yield
	Inception				Since					Since	as of
Class	date	1-year	5-year	10-year	inception	6 months	1-year	5-year	10-year	inception	6-30-07

A	10-5-92	12.85%	9.94%	5.37%	—	5.10%	12.85%	60.61%	68.71%	—	1.37%

B	10-5-92	13.02	10.03	5.33	—	5.22	13.02	61.30	68.04	—	0.73

C	5-3-99	17.00	10.30	—	3.12%	9.21	17.00	63.25	—	28.52%	0.74

I1	3-1-02	19.25	11.61	—	8.21	10.75	19.25	73.16	—	52.28	1.90

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charge on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I shares.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month-end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors as described in the Fund’s Class I share prospectus.

Balanced Fund

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Balanced Fund Class A shares for the period indicated. For comparison, we’ve shown the same investment in the blended index.

			With maximum
Class	Period beginning	Without sales charge	sales charge	Index

B2	6-30-97	$16,804	$16,804	$19,698

C2,3	5-3-99	12,852	12,852	14,181

I3,4	3-1-02	15,228	15,228	14,173

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C and Class I shares, respectively, as of June 30, 2007. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Standard & Poor’s 500/Lehman Brothers Aggregate Index Blend is a blended index is used combining 60% of the Standard & Poor’s 500 Index, an unmanaged index that includes 500 widely traded common stocks, and 40% of the Lehman Brothers Aggregate Index, an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

It is not possible to invest directly in an index. Index figures do not reflect sales charges which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 No contingent deferred sales charge applicable.

3 Index as of closest month end to inception date.

4 For certain types of investors as described in the Fund’s Class I share prospectus.

Balanced Fund

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

■ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on January 1, 2007, with the same investment held until June 30, 2007.

	Account value	Ending value	Expenses paid during period
	on 1-1-07	on 6-30-07	ended 6-30-07[1]

Class A	$1,000.00	$1,105.90	$6.42

Class B	1,000.00	1,102.20	9.97

Class C	1,000.00	1,102.10	10.06

Class I	1,000.00	1,107.50	4.06

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at June 30, 2007, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Balanced Fund

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on January 1, 2007, with the same investment held until June 30, 2007. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during period
	on 1-1-07	on 6-30-07	ended 6-30-07 [1]

Class A	$1,000.00	$1,018.69	$6.16

Class B	1,000.00	1,015.31	9.56

Class C	1,000.00	1,015.22	9.65

Class I	1,000.00	1,020.94	3.89

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.23%, 1.91%, 1.93% and 0.78% for Class A, Class B, Class C and Class I, respectively, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year/365 or 366 (to reflect the one-half year period).

Balanced Fund

F I N A N C I A L   S T A T E M E N T S

Fund’s investments

Securities owned by the Fund on 6-30-07 (unaudited)

This schedule is divided into five main categories: bonds, common stocks, preferred stocks, U.S. government and agencies securities, and short-term investments. Bonds, common stocks, preferred stocks and U.S. government and agencies securities are further broken down by industry group. Short-term investments, which represent the Fund’s cash position, are listed last.

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Bonds 8.57%					$15,104,722

(Cost $14,548,178)

Broadcasting & Cable TV 0.57%					1,007,934

Comcast Cable
Communications, Inc.,
Gtd Note	6.200%	11-15-08	BBB+	$1,000	1,007,934

Consumer Finance 0.57%					1,008,720

Household Finance Corp.,
Sr Note	6.400	06-17-08	AA–	1,000	1,008,720

Electric Utilities 2.32%					4,097,368

Beaver Valley Funding Corp.,
Sec Lease Obligation Bond	9.000	06-01-17	BBB–	980	1,092,181

Kansas City Power & Light Co.,
Sr Note	6.500	11-15-11	BBB	1,000	1,029,253

Tucson Electric Power Co.,
1st Collateral Trust Bond Ser B	7.500	08-01-08	BBB–	1,944	1,975,934

Electrical Components & Equipment 1.00%					1,766,716

AMETEK, Inc.,
Sr Note	7.200	07-15-08	BBB	1,750	1,766,716

Multi-Utilities 1.40%					2,469,774

CalEnergy Co., Inc.,
Sr Bond	8.480	09-15-28	BBB+	2,000	2,469,774

Oil & Gas Storage & Transportation 0.01%					15,311

Kinder Morgan Energy Partners LP,
Sr Bond	7.750	03-15-32	BBB	14	15,311

Other Diversified Financial Services 0.58%					1,019,294

General Electric Capital Corp.,
Note Ser A	6.125	02-22-11	AAA	1,000	1,019,294

Paper Products 0.01%					7,238

Norske Skogindustrier ASA,
Note (Norway) (F)(S)	7.625	10-15-11	BB+	7	7,238

Regional Banks 0.57%					997,410

Greater Bay Bancorp,
Sr Note Ser B	5.250	03-31-08	BBB–	1,000	997,410

See notes to financial statements

Balanced Fund

F I N A N C I A L   S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Specialized Finance 0.01%					$13,372

Principal Life Global Funding I,
Sec Note (S)	6.250%	02-15-12	AA	$13	13,372

Thrifts & Mortgage Finance 1.53%					2,701,585

Wells Fargo Mortgage-Backed
Securities Trust,
CMO-REMIC Ser 2006-AR12-1A1	6.028	09-25-36	Aaa	1,718	1,720,751

XM Satellite Radio, Inc.,
Gtd Sr Note (P)(S)	7.363	04-25-37	BB	1,000	980,834

Issuer				Shares	Value

Common stocks 61.29%					$108,085,565

(Cost $84,220,677)

Agricultural Products 4.40%					7,761,711

Archer-Daniels-Midland Co.				131,900	4,364,571

Bunge Ltd. (Bermuda) (F)				28,800	2,433,600

Corn Products International, Inc.				21,200	963,540

Aluminum 0.92%					1,631,332

Alcoa, Inc.				40,250	1,631,332

Biotechnology 0.99%					1,752,315

Amgen, Inc. (I)				14,600	807,234

OSI Pharmaceuticals, Inc. (I)				26,100	945,081

Broadcasting & Cable TV 0.82%					1,453,391

Liberty Global, Inc. (Class A) (I)(L)				35,414	1,453,391

Communications Equipment 1.26%					2,217,397

3Com Corp. (I)				536,900	2,217,397

Construction & Engineering 2.05%					3,617,117

KBR, Inc. (I)				137,900	3,617,117

Data Processing & Outsourced Services 1.86%					3,286,493

Wright Express Corp. (I)				95,900	3,286,493

Diversified Capital Markets 2.02%					3,555,592

UBS AG (Switzerland) (F)				59,250	3,555,592

Diversified Chemicals 2.80%					4,936,860

Bayer AG (Germany) (C)(F)				65,498	4,936,860

Electric Utilities 2.56%					4,507,342

British Energy Group Plc (United Kingdom) (F)				415,257	4,507,342

Gas Utilities 0.82%					1,437,871

Southern Union Co.				44,120	1,437,871

Gold 5.59%					9,852,928

Barrick Gold Corp. (Canada) (F)				124,800	3,627,936

Newmont Mining Corp.				159,370	6,224,992

Health Care Equipment 0.55%					970,326

Kinetic Concepts, Inc. (I)				9,550	496,314

NMT Medical, Inc. (I)(S)				39,900	474,012

See notes to financial statements

Balanced Fund

F I N A N C I A L   S T A T E M E N T S

Issuer	Shares	Value

Insurance Brokers 0.48%		$854,764

Willis Group Holdings Ltd. (Bermuda) (F)	19,400	854,764

Integrated Oil & Gas 2.39%		4,223,542

Suncor Energy, Inc. (Canada) (F)	46,970	4,223,542

Integrated Telecommunication Services 2.32%		4,093,865

Chunghwa Telecom Co., Ltd., ADR (Taiwan) (F)	217,066	4,093,865

Internet Software & Services 1.40%		2,476,251

eBay, Inc. (I)	76,950	2,476,251

Investment Banking & Brokerage 0.54%		949,500

Aldabra 2 Acquisition Corp. (I)	90,000	949,500

Life & Health Insurance 1.43%		2,523,118

Prudential Financial, Inc.	25,950	2,523,118

Managed Health Care 1.75%		3,092,440

Aetna, Inc.	62,600	3,092,440

Marine 2.02%		3,565,701

Alexander & Baldwin, Inc.	26,350	1,399,448

Diana Shipping, Inc. (Marshall Islands) (F)	50,000	1,120,000

Oceanfreight, Inc. (Greece) (F)(I)	54,210	1,046,253

Oil & Gas Equipment & Services 3.32%		5,857,006

Dresser-Rand Group, Inc. (I)	30,900	1,220,550

Halliburton Co.	21,900	755,550

Schlumberger Ltd.	13,400	1,138,196

Smith International, Inc.	33,050	1,938,052

Tenaris SA, ADR (Luxembourg) (F)	16,435	804,658

Oil & Gas Exploration & Production 5.05%		8,905,726

Delta Petroleum Corp. (I)(L)	25,950	521,076

Denbury Resources, Inc. (I)	96,450	3,616,875

SandRidge Energy, Inc. (I)(S)	100,000	2,100,000

Southwestern Energy Co. (I)	59,950	2,667,775

Oil & Gas Storage & Transportation 2.29%		4,031,550

Williams Cos., Inc. (The)	127,500	4,031,550

Packaged Foods & Meats 0.83%		1,455,359

Sadia SA, ADR (Brazil) (F)(L)	31,164	1,455,359

Pharmaceuticals 3.49%		6,148,185

Anesiva, Inc. (I)	41,800	257,070

Endo Pharmaceuticals Holdings, Inc. (I)	36,650	1,254,530

Inspire Pharmaceuticals, Inc. (I)	45,550	287,876

Nastech Pharmaceutical Co., Inc. (I)(L)	54,200	591,322

Novartis AG, ADR (Switzerland) (F)	22,664	1,270,770

Shire Plc, ADR (United Kingdom) (F)	33,544	2,486,617

Precious Metals & Minerals 1.89%		3,335,608

Silver Standard Resources, Inc. (Canada) (F)(I)(L)	97,050	3,335,608

See notes to financial statements

Balanced Fund

F I N A N C I A L   S T A T E M E N T S

Issuer				Shares	Value

Property & Casualty Insurance 3.00%					$5,282,191

Berkshire Hathaway, Inc. (Class B) (I)				800	2,884,000

Progressive Corp. (The)				52,100	1,246,753

White Mountains Insurance Group Ltd. (Bermuda) (F)				1,900	1,151,438

Real Estate Management & Development 0.58%					1,026,730

Eurocastle Investment Ltd. (Guernsey Channel Islands) (C)(F)				22,203	1,026,730

Specialized Finance 0.55%					963,918

Nasdaq Stock Market, Inc. (I)(L)				21,450	637,280

Nymex Holdings, Inc.				2,600	326,638

Systems Software 1.32%					2,319,436

Microsoft Corp.				78,705	2,319,436

			Credit
Issuer, description			rating (A)	Shares	Value

Preferred stocks 1.78%					$3,140,625

(Cost $3,000,000)

Oil & Gas Exploration & Production 1.78%					3,140,625

Lasmo America Ltd., 8.15%,
Ser A (S)			A+	30,000	3,140,625

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

U.S. government and agencies securities 18.12%					$31,960,538
(Cost $32,275,931)

Government U.S. 14.93%					26,331,416

United States Treasury,
Bond (L)	6.000%	02-15-26	AAA	$1,000	1,091,562
Bond (L)	5.375	02-15-31	AAA	675	693,141
Bond (L)	5.250	02-15-29	AAA	1,000	1,006,875
Inflation Indexed Note (L)	2.500	07-15-16	AAA	2,046	2,023,577
Inflation Indexed Note (L)	2.375	04-15-11	AAA	6,247	6,178,215
Inflation Indexed Note (L)	1.875	07-15-13	AAA	1,124	1,078,517
Note (L)	4.875	05-31-08	AAA	500	499,531
Note (L)	4.875	04-30-11	AAA	3,000	2,995,548
Note (L)	4.250	10-15-10	AAA	8,000	7,846,248
Note (L)	4.250	11-15-13	AAA	1,000	962,734
Note (L)	4.000	03-15-10	AAA	2,000	1,955,468

Government U.S. Agency 3.19%					5,629,122

Federal National Mortgage Assn.,
15 Yr Pass Thru Ctf	7.500	08-01-08	AAA	7	7,042
15 Yr Pass Thru Ctf	7.000	07-01-11	AAA	48	48,986
15 Yr Pass Thru Ctf	6.500	08-01-16	AAA	27	27,415
15 Yr Pass Thru Ctf	4.500	12-01-17	AAA	530	505,444
30 Yr Pass Thru Ctf	8.000	01-01-31	AAA	13	13,202
30 Yr Pass Thru Ctf	7.500	04-01-31	AAA	14	14,368
30 Yr Pass Thru Ctf	7.000	06-01-31	AAA	13	13,840
30 Yr Pass Thru Ctf	7.000	06-01-32	AAA	7	7,620
Note (L)	6.000	05-15-11	AAA	1,500	1,539,472

See notes to financial statements

Balanced Fund

F I N A N C I A L   S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Government U.S. Agency (continued)

Government National
Mortgage Assn.,
30 Yr Pass Thru Ctf	9.000%	04-15-21	AAA	$3	$3,332
30 Yr Pass Thru Ctf (G)	6.500	04-15-29	AAA	225	229,962

New Valley Generation II,
Pass Thru Ctf Ser 2001	5.572	05-01-20	AAA	823	805,324

Sec Bond Ser E
Sec Bond Ser E	9.650	11-02-18	AAA	1,790	2,413,115

				Par value
Issuer, description, maturity date				(000)	Value

Short-term investments 30.68%					$54,106,704

(Cost $54,106,704)

Joint Repurchase Agreement 10.90%					19,229,000

Joint repurchase agreement transaction with Cantor Fitzgerald LP dated 6-29-07 at 4.40% to be repurchased at $19,236,051 on
7-2-07, collateralized by $15,081,569 of U.S. Treasury Inflation
Indexed Note, 3.875%, due 1-15-09 (Valued at $19,613,580,
including interest).				$19,229	19,229,000

Issuer				Shares	Value

Cash Equivalents 19.78%					34,877,704

John Hancock Cash Investment Trust (T)(W)			34,877,704		34,877,704

Total investments (Cost $188,151,490) 120.44%					$212,398,154

Other assets and liabilities, net (20.44%)					($36,051,424)

Total net assets 100.00%					$176,346,730

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

ADR American Depositary Receipt

(A) Credit ratings are unaudited and are rated by Moody’s Investors Service where Standard & Poor’s ratings are not available.

(C) Parenthetical disclosure of a country in the security description represents country of issuer; however, the security is euro-denominated.

(F) Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer; however, the security is U.S. dollar-denominated.

(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of June 30, 2007.

(P) Represents rate in effect on June 30, 2007.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $6,716,081 or 3.81% of the Fund’s net assets as of June 30, 2007.

(T) Represents investment of securities lending collateral.

(W) Issuer is an affiliate of John Hancock Advisers, LLC.

See notes to financial statements

Balanced Fund

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 6-30-07 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (cost $153,273,786) including
$33,897,288 of securities on loan (Note 1)	$177,520,450
Investments in affiliated issuers, at value (cost $34,877,704)	34,877,704
Total investments, at value (cost $188,151,490)	212,398,154
Cash	1,466
Receivable for shares sold	1,054,581
Dividends and interest receivable	724,434
Other assets	25,028

Total assets	214,203,663

Liabilities

Payable for investments purchased	2,570,733
Payable for shares repurchased	212,754
Payable upon return of securities loaned (Note 1)	34,877,704
Payable to affiliates
Management fees	85,308
Distribution and service fees	8,581
Other	12,442
Other payables and accrued expenses	89,411

Total liabilities	37,856,933

Net assets

Capital paid-in	142,931,243
Accumulated net realized gain on investments and foreign currency transactions	9,198,780
Net unrealized appreciation of investments and translation of assets and
liabilities in foreign currencies	24,247,138
Distributions in excess of net investment income	(30,431)

Net assets	$176,346,730

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($131,677,640 ÷ 8,963,604 shares)	$14.69
Class B ($26,740,450 ÷ 1,820,816 shares)[1]	$14.69
Class C ($12,633,953 ÷ 860,183 shares)[1]	$14.69
Class I ($5,294,687 ÷ 360,332 shares)	$14.69

Maximum offering price per share

Class A2 ($14.69 ÷ 95%)	$15.46

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

See notes to financial statements

Balanced Fund

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the period ended 6-30-07 (unaudited)1

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Interest	$1,535,724
Dividends (net of foreign withholding taxes of $40,817)	724,025
Securities lending	18,308

Total investment income	2,278,057

Expenses

Investment management fees (Note 2)	464,219
Distribution and service fees (Note 2)	352,630
Class A, B and C transfer agent fees (Note 2)	146,317
Class I transfer agent fees (Note 2)	1,107
Accounting and legal services fees (Note 2)	8,744
Compliance fees	1,587
Blue sky fees	31,052
Custodian fees	19,387
Printing fees	18,666
Professional fees	15,949
Trustees’ fees	3,934
Securities lending fees	603
Interest	184
Miscellaneous	4,426

Total expenses	1,068,805

Net investment income	1,209,252

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments	8,812,776
Foreign currency transactions	(5,520)

Change in net unrealized appreciation (depreciation) of
Investments	5,219,220
Translation of assets and liabilities in foreign currencies	474

Net realized and unrealized gain	14,026,950

Increase in net assets from operations	$15,236,202

1 Semiannual period from 1-1-07 to 6-30-07.

See notes to financial statements

Balanced Fund

F I N A N C I A L   S T A T E M E N T S

Statement of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Period
	ended	ended
	12-31-06	6-30-07[1]

Increase (decrease) in net assets

From operations
Net investment income	$1,702,392	$1,209,252
Net realized gain	9,081,883	8,807,256
Change in net unrealized appreciation (depreciation)	7,170,982	5,219,694

Increase in net assets resulting from operations	17,955,257	15,236,202

Distributions to shareholders
From net investment income
Class A	(1,498,370)	(982,086)
Class B	(213,856)	(124,056)
Class C	(66,444)	(53,920)
Class I	(144,125)	(48,100)
From net realized gain
Class A	(5,757,583)	—
Class B	(1,388,819)	—
Class C	(511,604)	—
Class I	(376,069)	—
	(9,956,600)	(1,208,162)
From Fund share transactions	10,742,033	11,049,630

Total increase	18,740,690	25,077,670

Net assets

Beginning of period	132,528,370	151,269,060

End of period[2]	$151,269,060	$176,346,730

1 Semiannual period from 1-1-07 to 6-30-07. Unaudited.

2 Includes distributions in excess of net investment income of $31,521 and $30,431, respectively.

See notes to financial statements

Balanced Fund

F I N A N C I A L   S T A T E M E N T S

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES

Period ended	12-31-02[1]	12-31-03[1]	12-31-04[1]	12-31-05[1]	12-31-06	6-30-07[2]

Per share operating performance
Net asset value, beginning of period	$12.02	$9.61	$11.15	$11.67	$12.60	$13.39
Net investment income[3]	0.23	0.17	0.19	0.13	0.18	0.12
Net realized and unrealized
gain (loss) on investments	(2.40)	1.56	0.56	1.41	1.54	1.30
Total from investment operations	(2.17)	1.73	0.75	1.54	1.72	1.42
Less distributions
From net investment income	(0.24)	(0.19)	(0.23)	(0.16)	(0.20)	(0.12)
From net realized gain	—	—	—	(0.45)	(0.73)	—
	(0.24)	(0.19)	(0.23)	(0.61)	(0.93)	(0.12)
Net asset value, end of period	$9.61	$11.15	$11.67	$12.60	$13.39	$14.69
Total return[4] (%)	(18.19)	18.21	6.78[5]	13.36[5]	13.75[5]	10.59[6]

Ratios and supplemental data

Net assets, end of period
(in millions)	$85	$88	$86	$92	$111	$132
Ratio of net expenses to average
net assets (%)	1.39	1.41	1.35	1.35	1.28	1.23[7]
Ratio of gross expenses to average
net assets (%)	1.39	1.41	1.39[8]	1.37[8]	1.28[8]	1.23[7]
Ratio of net investment income
to average net assets (%)	2.15	1.70	1.72	1.13	1.35	1.77[7]
Portfolio turnover (%)	86	60	56	88	60	29[6]

See notes to financial statements

Balanced Fund

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS B SHARES

Period ended	12-31-02[1]	12-31-03[1]	12-31-04[1]	12-31-05[1]	12-31-06	6-30-07[2]

Per share operating performance
Net asset value, beginning of period	$12.01	$9.61	$11.15	$11.15	$12.60	$13.39
Net investment income[3]	0.16	0.10	0.11	0.05	0.09	0.07
Net realized and unrealized
gain (loss) on investments	(2.40)	1.56	0.56	1.41	1.54	1.30
Total from investment operations	(2.24)	1.66	0.67	1.46	1.63	1.37
Less distributions
From net investment income	(0.16)	(0.12)	(0.15)	(0.08)	(0.11)	(0.07)
From net realized gain	—	—	—	(0.45)	(0.73)	—
	(0.16)	(0.12)	(0.15)	(0.53)	(0.84)	(0.07)
Net asset value, end of period	$9.61	$11.15	$11.67	$12.60	$13.39	$14.69
Total return[4] (%)	(18.71)	17.42	6.05[5]	12.59[5]	12.97[5]	10.22[6]

Ratios and supplemental data

Net assets, end of period
(in millions)	$28	$30	$27	$27	$27	$27
Ratio of net expenses to average
net assets (%)	2.09	2.11	2.04	2.05	1.97	1.91[7]
Ratio of gross expenses to average
net assets[9] (%)	2.09	2.11	2.08[8]	2.07[8]	1.97[8]	1.91[7]
Ratio of net investment income
to average net assets (%)	1.44	1.00	1.03	0.43	0.66	1.05[7]
Portfolio turnover (%)	86	60	56	88	60	29[6]

See notes to financial statements

Balanced Fund

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS C SHARES

Period ended	12-31-02[1]	12-31-03[1]	12-31-04[1]	12-31-05[1]	12-31-06	6-30-07[2]

Per share operating performance
Net asset value, beginning of period	$12.01	$9.61	$11.15	$11.67	$12.60	$13.39
Net investment income[3]	0.16	0.10	0.11	0.05	0.09	0.07
Net realized and unrealized
gain (loss) on investments	(2.40)	1.56	0.56	1.41	1.54	1.30
Total from investment operations	(2.24)	1.66	0.67	1.46	1.63	1.37
Less distributions
From net investment income	(0.16)	(0.12)	(0.15)	(0.08)	(0.11)	(0.07)
From net realized gain	—	—	—	(0.45)	(0.73)	—
	(0.16)	(0.12)	(0.15)	(0.53)	(0.84)	(0.07)
Net asset value, end of period	$9.61	$11.15	$11.67	$12.60	$13.39	$14.69
Total return[4] (%)	(18.71)	17.42	6.04[5]	12.59[5]	12.96[5]	10.21[6]

Ratios and supplemental data

Net assets, end of period
(in millions)	$2	$4	$5	$6	$10	$13
Ratio of net expenses to average
net assets (%)	2.09	2.11	2.05	2.05	1.97	1.93[7]
Ratio of gross expenses to average
net assets[9] (%)	2.09	2.11	2.09[8]	2.07[8]	1.97[8]	1.93[7]
Ratio of net investment income
to average net assets (%)	1.46	0.99	1.00	0.43	0.64	1.08[7]
Portfolio turnover (%)	86	60	56	88	60	29[6]

See notes to financial statements

Balanced Fund

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS I SHARES

Period ended	12-31-02[1,9]	12-31-03[1]	12-31-04[1]	12-31-05[1]	12-31-06	6-30-07[2]

Per share operating performance
Net asset value, beginning of period	$11.93	$9.61	$11.15	$11.67	$12.61	$13.40
Net investment income[3]	0.21	0.23	0.25	0.19	0.24	0.15
Net realized and unrealized
gain (loss) on investments	(2.26)	1.56	0.55	1.43	1.54	1.29
Total from investment operations	(2.05)	1.79	0.80	1.62	1.78	1.44
Less distributions
From net investment income	(0.27)	(0.25)	(0.28)	(0.23)	(0.26)	(0.15)
From net realized gain	—	—	—	(0.45)	(0.73)	—
	(0.27)	(0.25)	(0.28)	(0.68)	(0.99)	(0.15)
Net asset value, end of period	$9.61	$11.15	$11.67	$12.61	$13.40	$14.69
Total return[4] (%)	(17.29)[6]	18.87	7.31	14.02	14.29	10.75[6]

Ratios and supplemental data

Net assets, end of period
(in millions)	$7	$7	$6	$7	$4	$5
Ratio of expenses to average
net assets (%)	1.15[7]	0.89	0.83	0.84	0.80	0.78[7]
Ratio of net investment income
to average net assets (%)	2.59[7]	2.22	2.25	1.63	1.81	2.19[7]
Portfolio turnover (%)	86[6]	60	56	88	60	29[6]

1 Audited by previous auditor.

2 Semiannual period from 1-1-07 to 6-30-07. Unaudited.

3 Based on the average of the shares outstanding.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Total return would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Annualized.

8 Does not take into consideration expense reductions during the periods shown.

9 Class I shares began operations on 3-1-02.

See notes to financial statements

Balanced Fund

Notes to financial statements (unaudited)

Note 1 Accounting policies

John Hancock Balanced Fund (the Fund) is a diversified series of John Hancock Investment Trust (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objectives of the Fund are to provide current income, long-term growth of capital and income, and preservation of capital.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C and Class I shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission (SEC) and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase.

Significant accounting policies of the Fund
are as follows:

Security valuation

The net asset value of the shares of Class A, Class B, Class C and Class I is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in John Hancock Cash Investment Trust (JHCIT), an affiliate of John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), are valued at their net asset value each business day. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the valuation provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied

Balanced Fund

procedures established by and under the general supervision of the Board of Trustees.

Joint repurchase agreement

Pursuant to an exemptive order issued by the SEC, the Fund, along with other registered investment companies having a management contract with the Adviser, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Foreign currency translation

All assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars based on London currency exchange quotations as of 4:00 P.M., London Time, on the date of any determination of the net asset value of the Fund. Transactions affecting statement of operations accounts and net realized gain (loss) on investments are translated at the rates prevailing at the dates of the transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign currency exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Investment transactions

Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Net realized gains and losses on sales of investments are determined on the identified cost basis. Capital gains realized on some foreign securities are subject to foreign taxes, which are accrued as applicable.

Discount and premium on securities

The Fund utilizes the level yield method to accrete discount from par value on securities from either the date of issue or the date of purchase over the life of the security.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, and transfer agent fees for Class I shares, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a line of credit agreement with the Bank of New York (BNY), the Swing Line Lender and Administrative Agent. This agreement enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with BNY, which permits borrowings of up to $100 million, collectively. Interest is charged to each fund based on its

Balanced Fund

borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit, and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the period ended June 30, 2007.

Securities lending

The Fund may lend securities in amounts up to 33 1 / 3 % of the Fund’s total assets. Such loans are callable at any time and are at all times fully secured by cash, cash equivalents or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and marked to market on a daily basis. The Fund may bear the risk of delay in recovery of, or even of rights in, the securities loaned, should the borrower of the securities fail financially. The Fund receives compensation for lending its securities either in the form of fees and/or by retaining a portion of interest on the investment of any cash received as collateral. The Fund invests the cash collateral received in connection with securities lending transactions in the JHCIT, a Delaware common law trust and an affiliated fund. JHCIT is exempt from registration under Section 3(c)(7) of the 1940 Act (pursuant to exemptive order issued by the SEC) and is managed by the Adviser, for which the Adviser receives an investment advisory fee of 0.04% of the average daily net assets of the JHCIT.

All collateral received will be in an amount equal to at least 100% of the market value of the loaned securities and is intended to be maintained at that level during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund the next business day. During the loan period, the Fund continues to retain rights of ownership, including dividends and interest of the loaned securities. As of June 30, 2007, the Fund loaned securities having a market value of $33,897,288 collateralized by cash invested in securities in the amount of $34,877,704.

Federal income taxes

The Fund qualifies as a “regulated investment company” by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

New accounting pronouncements

In June 2006, Financial Accounting Standards Board (FASB) Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the Interpretation), was issued and is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the effective date. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return and requires certain expanded disclosures. Management has evaluated the application of this Interpretation to the Fund and does not believe there is a material impact resulting from the adoption of this Interpretation on the Fund’s financial statements.

In September 2006, FASB Standard No. 157, Fair Value Measurements (FAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishing a framework for measuring fair value and expands disclosure about fair value measurements. Management is currently evaluating the application of FAS 157 to the Fund and its impact, if any, resulting from the adoption of FAS 157 on the Fund’s financial statements.

Dividends, interest and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. During the period ended December 31, 2006, the tax

Balanced Fund

character of distributions paid was as follows: ordinary income $7,654,726 and long-term capital gain $2,301,874. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

Note 2
Management fee and transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser at an annual rate of: (a) 0.60% of the first $2,000,000,000 of the Fund’s average daily net asset value and (b) 0.55% of the Fund’s daily net asset value in excess of $2,000,000,000.

The Fund has a Distribution Agreement with John Hancock Funds, LLC (JH Funds), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C pursuant to Rule 12b-1 under the 1940 Act, to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30% of Class A average daily net asset value and 1.00% of Class B and Class C average daily net asset values. A maximum of 0.25% of such payments may be service fees as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

Expenses under the agreements described
above for the year ended June 30, 2007,
were as follows:

Distribution and
Share class	service fees

Class A	$170,055
Class B	129,031
Class C	53,544
Total	$352,630

Class A shares are assessed up-front sales charges. During the period ended June 30, 2007, JH Funds received net up-front sales charges of $157,767 with regard to sales of Class A shares. Of this amount, $20,128 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $128,791 was paid as sales commissions to unrelated broker-dealers and $8,848 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a related broker-dealer. John Hancock Life Insurance Company (JHLICO), a subsidiary of MFC, is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (CDSC) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended June 30, 2007, CDSCs received by

Balanced Fund

JH Funds amounted to $26,458 for Class B shares and $1,931 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an indirect subsidiary of JHLICO. For Class A, Class B and Class C shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of each class’s average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. For Class I shares, the Fund paid a monthly transfer agent fee at a total annual rate of 0.05% of Class I average daily net asset value. Effective June 1, 2007, the Fund pays a monthly transfer agent fee at a total annual rate of 0.04% of Class I average daily net asset value, plus a fee based on the number of shareholder accounts.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the period amounted to $8,744. The Fund also reimbursed JHLICO for certain compliance costs, included in the Fund’s Statement of Operations.

Mr. James R. Boyle is Chairman of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/or its affiliates. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Note 3
Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund believes the risk of loss to be remote.

Balanced Fund

Note 4
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the year ended December 31, 2006, and the period ended June 30, 2007, along with the corresponding dollar value.

	Year ended 12-31-06		Period ended 6-30-07[1]
	Shares	Amount	Shares	Amount
Class A shares

Sold	1,917,193	$25,798,833	1,854,581	$26,774,604
Distributions reinvested	504,910	6,782,068	60,976	880,448
Repurchased	(1,428,785)	(19,014,819)	(1,209,967)	(16,777,375)
Net increase	993,318	$13,566,082	705,590	$10,877,677

Class B shares

Sold	494,614	$6,564,649	233,352	$3,313,280
Distributions reinvested	111,705	1,503,348	7,880	114,305
Repurchased	(777,142)	(10,308,225)	(412,213)	(5,785,070)
Net decrease	(170,823)	($2,240,228)	(170,981)	($2,357,485)

Class C shares

Sold	360,072	$4,784,269	216,935	$3,091,790
Distributions reinvested	39,470	531,609	3,335	48,555
Repurchased	(159,201)	(2,116,634)	(100,787)	(1,399,512)
Net increase	240,341	$3,199,244	119,483	$1,740,833

Class I shares

Sold	127,452	$1,706,410	92,451	$1,332,009
Distributions reinvested	38,825	520,194	3,116	44,845
Repurchased	(448,896)	(6,009,669)	(41,951)	(588,249)
Net increase (decrease)	(282,619)	($3,783,065)	53,616	$788,605

Net increase	780,217	$10,742,033	707,708	$11,049,630

1Semiannual period from 1-1-07 to 6-30-07. Unaudited.

Note 5
Investment transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended June 30, 2007, aggregated $41,603,984 and $36,583,667 respectively. Purchases and proceeds from sales or maturities of obligations of U.S. government aggregated $1,943,320 and $8,177,569, respectively, during the period ended June 30, 2007.

The cost of investments owned on June 30, 2007, including short-term investments, for federal income tax purposes was $188,248,242. Gross unrealized appreciation and depreciation of investments aggregated $26,094,729 and $2,491,461, respectively, resulting in net unrealized appreciation of $23,603,268. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the tax deferral of losses on certain sales of securities.

Note 6
SEC settlement

On June 25, 2007, John Hancock Advisers, LLC (the Adviser) and John Hancock Funds, LLC (the Distributor) and two of their affiliates (collectively, the John Hancock Affiliates) reached a settlement with the SEC that resolved an investigation of certain practices relating to the John Hancock Affiliates’ variable annuity and mutual fund operations involving directed brokerage and revenue sharing. Under the terms of the settlement, each John Hancock Affiliate was censured

Balanced Fund

and agreed to pay a $500,000 civil penalty to the United States Treasury. In addition, the Adviser and the Distributor agreed to pay disgorgement of $2,087,477 and prejudgment interest of $359,460 to entities, including certain John Hancock Funds, that participated in the Adviser’s directed brokerage program during the period from 2000 to October 2003. Collectively, all John Hancock Affiliates agreed to pay a total disgorgement of $16,926,420 and prejudgment interest of $2,361,460 to the entities advised or distributed by John Hancock Affiliates. The Adviser discontinued the use of directed brokerage in recognition of the sale of fund shares in October 2003. As a result of this settlement, the Fund received $3,145, which was recorded as a realized gain to the Fund’s books on June 25, 2007.

Balanced Fund

Board Consideration of and
Continuation of Investment Advisory
Agreement and Subadvisory
Agreement: John Hancock
Balanced Fund

The Investment Company Act of 1940 (the 1940 Act) requires the Board of Trustees (the Board) of John Hancock Investment Trust (the Trust), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the Independent Trustees), annually to meet in person to review and consider the continuation of: (i) the investment advisory agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Adviser) and (ii) the investment subadvisory agreement (the Subadvisory Agreement) with MFC Global Investment Management (U.S.), LLC (the Subadviser) for the John Hancock Balanced Fund (the Fund). The Advisory Agreement and the Subadvisory Agreement are collectively referred to as the Advisory Agreements.

At meetings held on May 7 and June 4–5, 2007, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the continuation of the Advisory Agreements. During such meetings, the Board’s Contracts/ Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/Operations Committee and the Independent Trustees, reviewed a broad range of information requested for this purpose by the Independent Trustees, including: (i) the investment performance of the Fund relative to a category of relevant funds (the Category) and a peer group of comparable funds (the Peer Group) each selected by Morningstar, Inc. (Morningstar), an independent provider of investment company data, for a range of periods ended December 31, 2006, (ii) advisory and other fees incurred by, and the expense ratios of, the Fund relative to a Category and a Peer Group, (iii) the advisory fees of comparable portfolios of other clients of the Adviser and the Subadviser, (iv) the Adviser’s financial results and condition, including its and certain of its affiliates’ profitability from services performed for the Fund, (v) breakpoints in the Fund’s and the Peer Group’s fees, and information about economies of scale, (vi) the Adviser’s and Subadviser’s record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions, and with the applicable Code of Ethics, and the structure and responsibilities of the Adviser’s and Subadviser’s compliance department, (vii) the background and experience of senior management and investment professionals, and (viii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates and by the Subadviser.

The Independent Trustees considered the legal advice of independent legal counsel and relied on their own business judgment in determining the factors to be considered in evaluating the materials that were presented to them and the weight to be given to each such factor. The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. They principally considered performance and other information as of December 31, 2006; performance and other information may be quite different as of the date of this shareholders report. The key factors considered by the Board and the conclusions reached are described below.

Nature, extent and quality of services

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser and Subadviser. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs and compliance records of the Adviser and Subadviser. In addition, the Board took into account the administrative and other non-advisory services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and Subadviser were sufficient to support renewal of the Advisory Agreements.

Fund performance

The Board considered the performance results for the Fund over various time periods ended December 31, 2006. The Board also considered these results in comparison to the performance of the Category, as well as the Fund’s benchmark index. Morningstar determined the Category and Peer Group for the Fund. The Board reviewed with a representative of Morningstar the methodology used by Morningstar to select the funds in the Category and the Peer Group.

The Board noted that the performance was generally competitive with the performance of the Peer Group and Category medians and benchmark indexes. The Board noted that the Fund’s performance during the 10-year period was lower than the performance of the Peer Group and Category medians, and its benchmark indexes, the Standard & Poor’s 500 Index and Lehman Brothers Government/ Credit Bond. The Board noted that, for the 5-year period under review, the Fund’s performance was below the performance of the Peer Group and Category medians and the Standard & Poor’s 500 Index, but higher than the performance of the Lehman Brothers Government/Credit Bond Index. The Board viewed favorably the more recent performance of the Fund for the 1- and 3-year periods ended December 31, 2006. For the 1- and 3-year periods, the Board noted that the Fund’s performance was higher than the Peer Group and Category medians and the Lehman Brothers Government/Credit Bond Index. The Board also noted that the Fund’s performance was higher than the performance of the Standard & Poor’s 500 Index during the 3-year period, but lower than the benchmark’s performance during the 1-year period, as were the Peer Group and Category medians.

Investment advisory fee and subadvisory
fee rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the Advisory Agreement Rate). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Peer Group. The Board noted that the Advisory Agreement Rate was lower than the median rate of the Peer Group and Category.

The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution and fees other than advisory and distribution fees, including transfer agent fees, custodian fees and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also received and considered expense information regarding the Fund’s total operating expense ratio (Gross Expense Ratio) and total operating expense ratio after taking the fee waiver arrangement applicable to the Advisory Agreement Rate into account (Net Expense Ratio). The Board received and considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Fund to that of the Peer Group and Category medians. The Board noted that the Fund’s Gross and Net Expense Ratios were higher than Category median, but lower than the Peer Group median.

The Adviser also discussed the Morningstar data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s overall performance and expenses supported the re-approval of the Advisory Agreements.

The Board also received information about the investment subadvisory fee rate (the Subadvisory Agreement Rate) payable by the Adviser to the Subadviser for investment sub-advisory services. The Board concluded that the Subadvisory Agreement Rate was fair and equitable, based on its consideration of the factors described here.

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreements, as well as on other relationships between the Fund and the Adviser and its affiliates, including the Subadviser. The Board also considered a comparison of the Adviser’s profitability to that of other similar investment advisers whose profitability information is publicly available. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services.

To the extent the Board and the Adviser were able to identify actual or potential economies of scale from Fund-specific or allocated expenses, in order to ensure that any such economies continue to be reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the Advisory Agreement Rate.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate and the Subadvisory Agreement Rate were not unreasonable, taking into account fee rates offered to others by the Adviser and Subadviser, respectively, after giving effect to differences in services.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser with the Fund and benefits potentially derived from an increase in the business of the Adviser as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s, Subadviser’s and Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser and Subadviser as part of the annual re-approval process. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, a detailed portfolio review, detailed fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Trustees	Charles A. Rizzo	Custodian
Ronald R. Dion, Chairman	Chief Financial Officer	The Bank of New York
James R. Boyle**		One Wall Street
James F. Carlin	Gordon M. Shone	New York, NY 10286
William H. Cunningham	Treasurer
Charles L. Ladner*		Transfer agent
Dr. John A. Moore*	John G. Vrysen	John Hancock Signature
Patti McGill Peterson*	Chief Operating Officer	Services, Inc.
Steven R. Pruchansky		One John Hancock Way,
*Members of the Audit Committee	Investment adviser	Suite 1000
**Non-Independent Trustee	John Hancock Advisers, LLC	Boston, MA 02217-1000
601 Congress Street
Officers	Boston, MA 02210-2805	Legal counsel
Keith F. Hartstein		Kirkpatrick & Lockhart
President and	Subadviser	Preston Gates Ellis LLP
Chief Executive Officer	MFC Global Investment	One Lincoln Street
	Management (U.S.), LLC	Boston, MA 02111-2950
Thomas M. Kinzler	101 Huntington Avenue
Secretary and Chief Legal Officer	Boston, MA 02199

Francis V. Knox, Jr.	Principal distributor
Chief Compliance Officer	John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

How to contact us

Internet	www.jhfunds.com

Mail	Regular mail:	Express mail:
	John Hancock	John Hancock
	Signature Services, Inc.	Signature Services, Inc.
	One John Hancock Way, Suite 1000	Mutual Fund Image Operations
	Boston, MA 02217-1000	380 Stuart Street
Boston, MA 02116

Phone	Customer service representatives	1-800-225-5291
	EASI-Line	1-800-338-8080
	TDD line	1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the SEC’s Web site, www.sec.gov.

32

J O H N   H A N C O C K   F A M I L Y   O F   F U N D S

EQUITY	INTERNATIONAL/GLOBAL
Balanced Fund	Global Opportunities Fund
Classic Value Fund	Global Shareholder Yield Fund
Classic Value Fund II	Greater China Opportunities Fund
Classic Value Mega Cap Fund	International Allocation Portfolio
Core Equity Fund	International Classic Value Fund
Growth Fund	International Core Fund
Growth Opportunities Fund	International Growth Fund
Growth Trends Fund
Intrinsic Value Fund	INCOME
Large Cap Equity Fund	Bond Fund
Large Cap Select Fund	Government Income Fund
Mid Cap Equity Fund	High Yield Fund
Multi Cap Growth Fund	Investment Grade Bond Fund
Small Cap Equity Fund	Strategic Income Fund
Small Cap Fund
Small Cap Intrinsic Value Fund	TAX-FREE INCOME
Sovereign Investors Fund	California Tax-Free Income Fund
U.S. Core Fund	High Yield Municipal Bond Fund
U.S. Global Leaders Growth Fund	Massachusetts Tax-Free Income Fund
Value Opportunities Fund	New York Tax-Free Income Fund
Tax-Free Bond Fund
ASSET ALLOCATION
Allocation Core Portfolio	MONEY MARKET
Allocation Growth + Value Portfolio	Money Market Fund
Lifecycle 2010 Portfolio	U.S. Government Cash Reserve
Lifecycle 2015 Portfolio
Lifecycle 2020 Portfolio	CLOSED-END
Lifecycle 2025 Portfolio	Bank and Thrift Opportunity Fund
Lifecycle 2030 Portfolio	Financial Trends Fund, Inc.
Lifecycle 2035 Portfolio	Income Securities Trust
Lifecycle 2040 Portfolio	Investors Trust
Lifecycle 2045 Portfolio	Patriot Premium Dividend Fund II
Lifecycle Retirement Portfolio	Patriot Select Dividend Trust
Lifestyle Aggressive Portfolio	Preferred Income Fund
Lifestyle Balanced Portfolio	Preferred Income II Fund
Lifestyle Conservative Portfolio	Preferred Income III Fund
Lifestyle Growth Portfolio	Tax-Advantaged Dividend Income Fund
Lifestyle Moderate Portfolio	Tax-Advantaged Global Shareholder Yield Fund

SECTOR
Financial Industries Fund
Health Sciences Fund
Real Estate Fund
Regional Bank Fund
Technology Fund
Technology Leaders Fund

The Fund’s investment objectives, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, contact your financial professional, call John Hancock Funds at 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

	360SA	6/07
This report is for the information of the shareholders of John Hancock Balanced Fund.		8/07

John Hancock
MUTUAL FUNDS

John Hancock

Large Cap Equity Fund

Semiannual Report

6.30.07

Your fund at a glance

Managers’ report
page 2

A look at performance
page 6

Your expenses
page 8

Fund’s investments
page 10

Financial statements
page 14

Notes to financial statements
page 21

For more information
page 32

CEO corner

To Our Shareholders,

The stock market gained ground in the first half of 2007, returning 6.96% through June 30, as measured by the Standard & Poor’s 500 Index. It was bolstered by stronger-than-expected corporate earnings growth, healthy global economic growth, increased merger and acquisitions activity and mostly steady interest rates. These positives served to overcome concerns about inflation, a slumping housing market, the subprime mortgage debacle and mixed signals on the future direction of interest rates.

In fact, at the end of May, the stock market passed a significant milestone, when the broad Standard & Poor’s 500 Index climbed beyond the record it had set seven years ago. From its peak in March 2000, the stock market spiraled downward three consecutive years, bottoming in 2002. The upturn began in 2003, and the market has advanced each year since, finally setting a new high on May 30, 2007.

This nearly complete market cycle highlights the importance of an investment principle you have heard us speak of often: diversification. That is because it is a key to protecting, and growing, your assets. By allocating your investments among different asset classes, investment styles and portfolio managers, you are likely to be well represented through all phases of a complete market cycle, with the winners helping to cushion the fall of the losers.

The challenge for investors with a diversified portfolio is to properly evaluate your investments to tell the difference between an underperforming manager and an out-of-favor style, while also understanding the role each investment plays in your portfolio. That’s where your financial professional can provide true value. He or she can help you make those assessments and also counsel patience, because a properly diversified portfolio by its very nature will typically have something lagging or out of favor — a concept that can be difficult to live with, but necessary to embrace. If everything in your portfolio is “working,” then you are not truly diversified, but rather are leveraged to the current market and the flavor of the day. If so, you are bound to be out of step in the near future.

With the recent volatility in the securities markets, it has prompted investors to question how long this type of market cycle will last. History tells us it will end and that when it does, today’s leaders may well turn into laggards and vice versa. Indeed, the current subprime mortgage market woes, the subsequent credit crunch and their impact on the financial markets and the global credit markets, are just the latest examples of why investors should be well-diversified. For with patience and a diversified portfolio, it could be easier to weather the market’s twists and turns and reach your long-term goals.

Sincerely,

Keith F. Hartstein,
President and Chief Executive Officer

This commentary reflects the CEO’s views as of August 27, 2007. They are subject to change at any time.

Your fund at a glance

The Fund seeks long-term capital appreciation by normally investing at least 80% of its assets in equity securities of large-capitalization companies in the capitalization range of the Standard & Poor’s 500 Index believed to be undervalued and/or offer the potential for above-average earnings growth.

Over the last six months

► A boom in takeover activity, fueled by low interest rates and strong economic growth worldwide, helped drive stocks higher in the first half of the year.

► Strong stock selection and favorable sector weightings, particularly in the energy and materials sectors, drove the Fund to beat the Standard & Poor's 500 Index.

► Over the period, the Fund added to its stakes in energy, gold mining and agricultural companies, as it found stocks with attractive prices relative to their assets.

John Hancock Large Cap Equity Fund

Fund performance for the six months ended June 30, 2007.

Top 10 holdings
British Energy Group Plc	5.0%	Canadian Natural Resources Ltd.	3.7%

Archer-Daniels-Midland Co.	5.0%	Denbury Resources, Inc.	3.6%

Suncor Energy, Inc.	4.1%	Newmont Mining Corp.	3.5%

Barrick Gold Corp.	4.0%	Silver Standard Resources, Inc.	3.2%

Williams Cos., Inc. (The)	3.9%	Bunge Ltd.	3.1%

As a percentage of net assets on June 30, 2007.

1

Managers’ report

John Hancock
Large Cap Equity Fund

Strong economic growth worldwide, relatively low interest rates and a surge in both mergers and acquisitions and private equity deals combined to drive stocks higher during the first half of 2007. The market, however, encountered some setbacks along the way. In the first quarter, a market sell-off in China and concerns about the impact of subprime mortgage defaults led stocks to give back their earlier gains.

The market resumed its climb in April and May, before retreating in June amid news that two hedge funds had nearly collapsed from losses on their mortgage-related securities. Despite added concerns about the slowing housing market and rising interest rates, the Standard & Poor’s 500 Index closed the first six months of 2007 with a 6.96% return. Most international markets produced even better gains, fueled by strong economic growth in Europe, Latin America and many emerging markets. Within the large-cap universe, growth outpaced value.

Performance and strategy review

John Hancock Large Cap Equity Fund benefited from sticking to its strategy of buying good businesses whose stocks were selling at attractive valuations relative to their assets. The Fund’s Class A, Class B, Class C and Class I shares returned 17.00%, 16.59%, 16.59% and 17.34%, respectively, at net asset value. Over the same period, the Morningstar, Inc. large growth fund category average returned 6.70% .1

SCORECARD

INVESTMENT		PERIOD’S PERFORMANCE... AND WHAT’S BEHIND THE NUMBERS
Denbury Resources	▲	Rising oil prices, valuable assets
Freeport-McMoRan	▲	Higher copper prices, good management, smart acquisition
Copper & Gold
Newmont Mining	▼	Operational issues, rising costs, declining investor confidence

2

Portfolio Managers, MFC Global Investment Management (U.S.), LLC
Timothy E. Keefe, CFA, Roger C. Hamilton and Timothy M. Malloy

Keep in mind that your net asset value return will differ from these results if you were not invested in the Fund for the entire period or did not reinvest all distributions. For historical performance information, please see pages six and seven.

The Fund was able to beat the S&P 500 Index through favorable sector allocations as well as strong stock picking. We took much larger positions than the index in sectors where we found the most attractive investment opportunities, including energy and materials. In addition, our focus on large-cap companies with high free cash flow businesses, improving prospects and management teams that could create value for shareholders worked well. With each of our investments, we looked for catalysts, such as improved pricing or restructuring, that could help unlock the stock’s intrinsic value.

“Strong economic growth
worldwide, relatively low
interest rates and a surge in both
mergers and acquisitions and
private equity deals combined
to drive stocks higher during the
first half of 2007.”

Huge impact from energy

Very strong stock selection in the energy sector, coupled with a substantial overweighting, had the biggest influence on the Fund’s outperformance. We added to our energy stake in 2006 and early 2007, taking advantage of stock prices pressured by declining oil and gas prices. We believed that low commodity prices were unsustainable, given growing energy demands worldwide and limited supply. When oil and gas prices rebounded in the spring, the Fund benefited. Winners included Denbury Resources, Inc., an exploration and production company that uses carbon dioxide to extract oil from old fields; Canadian Natural Resources Ltd., a company with long-lived resources in the Canadian oil sands; and Williams Cos., Inc., a gas production and pipeline company. By period end, our energy stake, which included exploration and

Large Cap Equity Fund

3

production companies as well as energy services names, had climbed to nearly 30% of assets, up from 21% six months earlier.

Close second from materials

Materials stocks also made a significant contribution to returns, again driven by strong stock selection and a large overweight in a top performing sector. Rising metals prices and acquisitions in the sector bolstered stock prices. Novelis, Inc., a Canadian aluminum company, delivered terrific returns after receiving a premium buyout offer. Freeport-McMoRan Copper & Gold, Inc., a low-cost copper producer, also rallied sharply, as growing demand and worldwide shortages drove copper prices higher. In addition, Freeport benefited from great assets, strong execution by management and a promising recent acquisition. Bayer AG, a German diversified chemicals company, climbed nicely as it transitioned to more of a pharmaceuticals company with the purchase of German drug giant Schering. These gains more than offset disappointing performance from our precious metals stocks, which suffered from volatile gold prices that have not kept up with other metals prices. Among detractors was Newmont Mining Corp., a leading gold producer, which declined as operational problems and rising production costs caused investors to lose confidence in management. We held on to our investment, believing the stock remained attractively priced relative to its assets.

Added boost from stocks in other sectors

Stock picking was also strong in a number of other sectors, including consumer staples and technology. In consumer staples, we continued to focus on food companies that had been under-appreciated by investors. Our biggest winner was Sadia SA, a Brazilian company that is one of the world’s lowest-cost chicken producers. It benefited from improved pricing as bird flu fears eased. First Data Corp. drove returns in the technology sector, after a premium buyout offer pushed the stock higher. Within industrials, KBR, Inc., a global engineering and construction company, produced strong gains, fueled by the growth worldwide of infrastructure spending. Sizable underweights in the industrials and technology sectors, which were better-than-average performers in the S&P 500 Index, modestly hampered returns. An underweight in financials, which was the index’s

SECTOR DISTRIBUTION[2]
Energy	29%
Materials	23%
Consumer staples	10%
Health care	8%
Industrials	7%
Utilities	5%
Financials	5%
Information technology	2%
Telecommunications	1%

Large Cap Equity Fund

4

weakest performing sector over the period, proved advantageous.

“The Fund was able to beat the
S&P 500 Index through favorable
sector allocations as well as
strong stock picking.”

Stock specific disappointments

Losses were fairly contained over the period. Utilities did a bit of damage, largely because of a sizable investment in British Energy Group Plc. A nuclear power provider in the United Kingdom, the company was hurt as an unusually warm winter and new supply pushed natural gas prices lower, which in turn squeezed electric rates. Costly repairs to one of the company’s nuclear plants further hampered the stock. Elsewhere, Northwest Airlines, Inc., declined as the company came out of bankruptcy when oil prices were rising and economic growth slowing. We think a supply/demand imbalance in the industry could eventually drive airfares higher and benefit earnings. Archer-Daniels-Midland Co., an agricultural conglomerate, produced only modest gains, as investors focused on the impact of higher corn prices on the ethanol business.

Opportunity from volatility ahead

We remain optimistic about the Fund’s long-term prospects. Our aim is to position the Fund to take advantage of future market volatility, which we expect given the high level of leverage (or borrowing) currently in the financial system. Volatility often creates buying opportunities that allow us to create long-term value for shareholders. We plan to take advantage of volatility by adding to or buying stocks we like at attractive valuations.

This commentary reflects the views of the portfolio managers through the end of the Fund’s period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

International investing involves special risks such as political, economic and currency risks and differences in accounting standards and financial reporting.

1 Figures from Morningstar, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

2 As a percentage of net assets on June 30, 2007.

Large Cap Equity Fund

5

A look at performance

For the periods ended June 30, 2007

		Average annual returns				Cumulative total returns
		with maximum sales charge (POP)				with maximum sales charge (POP)
	Inception				Since					Since
Class	date	1-year	5-year	10-year	inception	6-month	1-year	5-year	10-year	inception

A	10-4-49	21.88%	11.23%	7.55%	—	11.14%	21.88%	70.29%	107.00%	—

B	8-22-91	22.35	11.28	7.46	—	11.59	22.35	70.64	105.33	—

C	5-1-98	26.35	11.54	—	5.25%	15.59	26.35	72.64	—	59.80%

I1	3-1-01	28.93	13.09	—	3.92	17.34	28.93	84.98	—	27.57

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charge on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I shares.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month-end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors as described in the Fund’s Class I share prospectus.

Large Cap Equity Fund

6

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Large Cap Equity Fund Class A shares for the period indicated. For comparison, we’ve shown the same investment in the Standard & Poor’s 500 Index.

			With maximum
Class	Period beginning	Without sales charge	sales charge	Index

B2	6-30-97	$20,533	$20,533	$19,907

C2	5-1-98	15,980	15,980	15,512

I3	3-1-01	12,757	12,757	13,509

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C and Class I shares, respectively, as of June 30, 2007. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Standard & Poor’s 500 Index is an unmanaged index that includes 500 widely traded common stocks.

It is not possible to invest directly in an index. Index figures do not reflect sales charges which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 No contingent deferred sales charge applicable.

3 For certain types of investors as described in the Fund’s Class I share prospectus.

Large Cap Equity Fund

7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

■ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on January 1, 2007, with the same investment held until June 30, 2007.

	Account value	Ending value	Expenses paid during period
	on 1-1-07	on 6-30-07	ended 6-30-07[1]

Class A	$1,000.00	$1,170.00	$6.40

Class B	1,000.00	1,165.90	10.41

Class C	1,000.00	1,165.90	10.42

Class I	1,000.00	1,173.40	4.10

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at June 30, 2007, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Large Cap Equity Fund

8

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on January 1, 2007, with the same investment held until June 30, 2007. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during period
	on 1-1-07	on 6-30-07	ended 6-30-07 [1]

Class A	$1,000.00	$1,018.90	$5.95

Class B	1,000.00	1,015.18	9.68

Class C	1,000.00	1,015.17	9.69

Class I	1,000.00	1,021.02	3.81

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.19%, 1.94%, 1.94% and 0.76% for Class A, Class B, Class C and Class I, respectively, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year/365 or 366 (to reflect the one-half year period).

Large Cap Equity Fund

9

F I N A N C I A L  S T A T E M E N T S

Fund’s investments

Securities owned by the Fund on 6-30-07 (unaudited)

This schedule is divided into three main categories: bonds, common stocks and short-term investments. The bonds and common stocks are further broken down by industry group. Short-term investments, which represent the Fund’s cash position, are listed last.

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Bonds 0.34%					$3,330,000
(Cost $3,886,055)
Airlines 0.34%					3,330,000

Northwest Airlines Corp.,
Conv Sr Note	Zero	11-15-23	D	$3,000	360,000
Gtd Conv Sr Note	Zero	05-15-23	D	25,000	2,970,000

Issuer				Shares	Value

Common stocks 89.31%					$885,828,145
(Cost $702,399,681)
Agricultural Products 8.11%					80,393,355

Archer-Daniels-Midland Co.			1,499,500		49,618,455

Bunge Ltd. (Bermuda) (F)				364,200	30,774,900
Airlines 2.01%					19,974,827

Northwest Airlines Corp. (I)				899,767	19,974,827
Aluminum 1.78%					17,679,186

Alcoa, Inc.				436,200	17,679,186
Biotechnology 0.47%					4,672,929

Amgen, Inc. (I)				63,800	3,527,502

OSI Pharmaceuticals, Inc. (I)				10,550	382,016

Panacos Pharmaceuticals, Inc. (I)				236,350	763,411
Brewers 0.03%					273,840

Anheuser-Busch Cos., Inc.				5,250	273,840
Coal & Consumable Fuels 0.56%					5,596,394

CONSOL Energy, Inc.				93,150	4,295,146

International Coal Group, Inc. (I)(L)				217,600	1,301,248
Construction & Engineering 2.75%					27,267,659

KBR, Inc. (I)			1,039,560		27,267,659
Data Processing & Outsourced Services 1.01%					9,962,289

Wright Express Corp. (I)				290,700	9,962,289
Diversified Chemicals 2.68%					26,617,646

Bayer AG (Germany) (C)(F)				353,140	26,617,646

See notes to financial statements

Large Cap Equity Fund

10

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value
Diversified Metals & Mining 4.04%		$40,015,018

Agnico-Eagle Mines Ltd. (Canada) (F)(L)	90,450	3,301,425

Freeport-McMoRan Copper & Gold, Inc. (Class B)	368,800	30,544,016

Northern Dynasty Minerals Ltd. (Canada) (F)(I)	413,020	4,857,115

Titanium Resources Group Ltd. (British Virgin Islands) (F)(I)	948,050	1,312,462
Electric Utilities 0.10%		1,036,300

American Electric Power Co., Inc.	21,750	979,620

DPL, Inc.	2,000	56,680
Food Distributers 1.99%		19,716,460

Sadia SA, ADR (Brazil) (F)(L)	422,194	19,716,460
Gas Utilities 0.04%		374,133

Southern Union Co.	11,480	374,133
Gold 10.05%		99,690,146

Aurelian Resources, Inc. (Canada) (F)(I)	252,146	6,129,726

Barrick Gold Corp. (Canada) (F)	1,363,250	39,629,678

Goldcorp, Inc. (Canada) (F)	674,992	15,990,560

Mirimar Mining Corp. (Canada) (F)(I)	743,240	3,188,500

Newmont Mining Corp.	889,700	34,751,682
Health Care Equipment 1.66%		16,424,334

Kinetic Concepts, Inc. (I)	60,000	3,118,200

NMT Medical, Inc. (I)(L)(W)	733,050	8,708,634

Thoratec Corp. (I)	250,000	4,597,500
Health Care Technology 0.15%		1,523,261

Flamel Technologies SA, ADR (France) (F)(I)	72,640	1,523,261
Home Improvement Retail 0.06%		625,665

Home Depot, Inc. (The)	15,900	625,665
Integrated Oil & Gas 4.08%		40,458,640

ConocoPhillips	4,800	376,800

Suncor Energy, Inc. (Canada) (F)	445,750	40,081,840
Integrated Telecommunication Services 1.30%		12,926,323

Chunghwa Telecom Co., Ltd., ADR (Taiwan) (F)	685,383	12,926,323
Internet Software & Services 0.83%		8,205,900

eBay, Inc. (I)	255,000	8,205,900
Life & Health Insurance 0.55%		5,474,049

Prudential Financial, Inc.	56,300	5,474,049
Managed Health Care 2.58%		25,539,800

Aetna, Inc.	517,000	25,539,800
Multi-Utilities 5.04%		49,945,109

British Energy Group Plc (United Kingdom) (F)(I)	4,601,394	49,945,109
Oil & Gas Drilling 0.08%		819,175

Questar Corp.	15,500	819,175
Oil & Gas Equipment & Services 6.92%		68,585,588

Dresser-Rand Group, Inc. (I)	237,300	9,373,350

See notes to financial statements

Large Cap Equity Fund

11

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value
Oil & Gas Equipment & Services (continued)

Halliburton Co.	336,600	$11,612,700

Schlumberger Ltd.	146,000	12,401,240

Smith International, Inc.	318,900	18,700,296

Tenaris SA, ADR (Luxembourg) (F)	336,969	16,498,002
Oil & Gas Storage & Transportation 3.89%		38,593,791

Williams Cos., Inc. (The)	1,220,550	38,593,791
Oil & Gas Exploration & Production 15.07%		149,499,814

Canadian Natural Resources Ltd. (Canada) (F)	544,500	36,127,575

Delta Petroleum Corp. (I)(L)	267,950	5,380,436

Denbury Resources, Inc. (I)	960,930	36,034,875

EnCana Corp. (Canada) (F)	20,000	1,229,000

EOG Resources, Inc.	4,700	343,382

Newfield Exploration Co. (I)	351,900	16,029,045

Petrolifera Petroleum Ltd. (Canada) (F)(I)	86,548	1,386,395

Pioneer Natural Resources Co.	8,350	406,729

Plains Exploration & Production Co. (I)	195,796	9,361,007

Rosetta Resources, Inc. (I)(S)	240,495	5,180,262

SandRidge Energy, Inc. (I)(S)	350,000	7,350,000

Southwestern Energy Co. (I)	653,550	29,082,975

Synenco Energy, Inc., (Canada) (F)(I)	111,363	1,588,133
Pharmaceuticals 2.57%		25,530,883

Anesiva, Inc. (I)	320,000	1,968,000

Auxilium Pharmaceuticals, Inc. (I)	50,000	797,000

Elan Corp., Plc, ADR (Ireland) (F)(I)	60,402	1,324,616

Endo Pharmaceuticals Holdings, Inc. (I)	130,300	4,460,169

Inspire Pharmaceuticals, Inc. (I)	302,700	1,913,064

Shire Plc, ADR (United Kingdom) (F)	203,265	15,068,034
Precious Metals & Minerals 4.88%		48,399,963

Apex Silver Mines Ltd. (I)(L)	826,300	16,674,734

Silver Standard Resources, Inc. (Canada) (F)(I)(L)	923,050	31,725,229
Property & Casualty Insurance 1.84%		18,274,569

First American Corp.	14,850	735,075

Progressive Corp. (The)	732,950	17,539,494
Reinsurance 2.00%		19,827,500

Berkshire Hathaway, Inc. (Class B) (I)	5,500	19,827,500
Restaurants 0.04%		380,700

McDonald’s Corp.	7,500	380,700
Soft Drinks 0.07%		672,183

Coca-Cola Co. (The)	12,850	672,183
Specialized Finance 0.03%		338,694

Nasdaq Stock Market, Inc. (I)	11,400	338,694
Tobacco 0.05%		512,022

Altria Group, Inc.	7,300	512,022

See notes to financial statements

Large Cap Equity Fund

12

F I N A N C I A L  S T A T E M E N T S

	Interest	Par value
Issuer, description, maturity date	rate	(000)	Value

Short-term investments 14.32%			$142,031,203
(Cost $142,031,203)
Joint Repurchase Agreement 10.08%			99,949,000

Joint Repurchase Agreement with Cantor Fitzgerald LP
dated 6-29-07 at 4.40% to be repurchased at
$99,985,648 on 7-2-07, collateralized by
$78,391,373 of U.S. Treasury Inflation Indexed
Note, 3.875%, due 1-15-09 (Valued at
$101,947,980, including interest)	4.400%	$99,949	99,949,000

Issuer		Shares	Value
Cash Equivalents 4.24%			42,082,203

John Hancock Cash Investment Trust (T)(W)		42,082,203	42,082,203

Total investments (Cost $848,316,939) 103.97%			$1,031,189,348

Other assets and liabilities, net (3.97%)			($39,420,917)

Total net assets 100.00%			$991,768,431

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

ADR American Depositary Receipt

(A) Credit ratings are unaudited and are rated by Moody’s Investors Service where Standard & Poor’s ratings are not available.

(C) Parenthetical disclosure of a country in the security description represents country of issuer; however, the security is euro-denominated.

(F) Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of June 30, 2007.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $12,530,262 or 1.26% of the Fund’s net assets as of June 30, 2007.

(T) Represents investment of securities lending collateral.

(W) Issuer is an affiliate of John Hancock Advisers, LLC.

See notes to financial statements

Large Cap Equity Fund

13

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 6-30-07 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (cost $806,234,736)
including $41,136,209 of securities loaned (Note 1)	$989,107,145
Investments in affiliated issuers, at value (cost $42,082,203)	42,082,203
Total investments, at value (cost $848,316,939)	1,031,189,348
Foreign currency at value (cost $223)	231
Receivable for investments sold	355,241
Receivable for shares sold	8,311,608
Dividends and interest receivable	1,467,908
Other assets	138,414
Total assets	1,041,462,750

Liabilities

Due to custodian	4,151
Payable for investments purchased	5,370,193
Payable for shares repurchased	1,330,169
Payable upon return of securities loaned (Note 1)	42,082,203
Payable to affiliates
Management fees	456,182
Distribution and service fees	38,688
Other	234,276
Other payables and accrued expenses	178,457
Total liabilities	49,694,319

Net assets

Capital paid-in	1,269,706,486
Accumulated net realized loss on investments and foreign currency transactions	(459,918,054)
Net unrealized appreciation of investments and translation of assets
and liabilities in foreign currencies	182,877,994
Accumulated net investment loss	(897,995)
Net assets	$991,768,431

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($666,307,058 ÷ 26,818,816 shares)	$24.84
Class B ($124,401,183 ÷ 5,364,498 shares)[1]	$23.19
Class C ($68,177,647 ÷ 2,939,564 shares)[1]	$23.19
Class I ($132,882,543 ÷ 5,195,206 shares)	$25.58

Maximum offering price per share

Class A2 ($24.84 ÷ 95%)	$26.15

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

Large Cap Equity Fund

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the period ended 6-30-07 (unaudited)1

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends (net of foreign withholding taxes of $123,369)	$3,378,619
Interest	734,524
Securities lending	170,101
Total investment income	4,283,244

Expenses

Investment management fees (Note 2)	2,218,477
Distribution and service fees (Note 2)	1,486,390
Class A, B and C transfer agent fees (Note 2)	870,206
Class I transfer agent fees (Note 2)	3,437
Accounting and legal services fees (Note 2)	39,755
Compliance fees	7,573
Custodian fees	52,275
Printing fees	43,434
Blue sky fees	22,781
Professional fees	20,433
Trustees’ fees	12,650
Interest	8,964
Securities lending fees	5,092
Miscellaneous	15,351
Total expenses	4,806,818
Net investment loss	(523,574)

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments	50,187,407
Foreign currency transactions	(78,250)
Change in net unrealized appreciation (depreciation) of
Investments	57,734,376
Translation of assets and liabilities in foreign currencies	5,569
Net realized and unrealized gain	107,849,102
Increase in net assets from operations	$107,325,528

1 Semiannual period from 1-1-07 to 6-30-07.

See notes to financial statements

Large Cap Equity Fund

15

F I N A N C I A L  S T A T E M E N T S

Statement of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Period
	ended	ended
	12-31-06	6-30-07[1]
Increase (decrease) in net assets

From operations
Net investment loss	($2,365,705)	($523,574)
Net realized gain	53,365,187	50,109,157
Change in net unrealized appreciation (depreciation)	48,870,160	57,739,945
Increase in net assets resulting from operations	99,869,642	107,325,528
From Fund share transactions	1,433,802	266,547,427
Total increase	101,303,444	373,872,955

Net assets

Beginning of period	516,592,032	617,895,476
End of period[2]	$617,895,476	$991,768,431

1 Semiannual period from 1-1-07 to 6-30-07. Unaudited.

2 Includes accumulated net investment loss of $374,421 and $897,995, respectively.

See notes to financial statements

Large Cap Equity Fund

16

F I N A N C I A L  S T A T E M E N T S

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES

Period ended	12-31-02[1]	12-31-03[1]	12-31-04[1]	12-31-05[1]	12-31-06	6-30-07[2]
Per share operating performance

Net asset value,
beginning of period	$19.10	$11.85	$14.61	$15.19	$17.66	$21.23
Net investment income (loss)[3]	—[4]	0.01	0.06	(0.02)	(0.04)	—[4]
Net realized and unrealized
gain (loss) on investments	(7.23)	2.75	0.54	2.49	3.61	3.61
Total from investment operations	(7.23)	2.76	0.60	2.47	3.57	3.61
Less distributions
From net investment income	—	—	(0.02)	—	—	—
From net realized gain	(0.02)	—	—	—	—	—
	(0.02)	—	(0.02)	—	—	—
Net asset value, end of period	$11.85	$14.61	$15.19	$17.66	$21.23	$24.84
Total return[5] (%)	(37.83)	23.29	4.14[6]	16.26[6]	20.22[6]	17.00[7]

Ratios and supplemental data

Net assets, end of period
(in millions)	$365	$376	$325	$343	$463	$666
Ratio of net expenses to average
net assets (%)	1.28	1.35	1.29	1.25	1.21	1.19[8]
Ratio of gross expenses to average
net assets (%)	1.28	1.35	1.34[9]	1.30[9]	1.23[9]	1.19[8]
Ratio of net investment income
(loss) to average net assets (%)	0.02	0.10	0.44	(0.12)	(0.22)	(0.01)[8]
Portfolio turnover (%)	114	140	97	74	78	30[7]

See notes to financial statements

Large Cap Equity Fund

17

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS B SHARES

Period ended	12-31-02[1]	12-31-03[1]	12-31-04[1]	12-31-05[1]	12-31-06	6-30-07[2]
Per share operating performance

Net asset value,
beginning of period	$18.55	$11.42	$13.98	$14.45	$16.67	$19.89
Net investment loss[3]	(0.11)	(0.08)	(0.05)	(0.13)	(0.18)	(0.09)
Net realized and unrealized
gain (loss) on investments	(7.00)	2.64	0.52	2.35	3.40	3.39
Total from investment operations	(7.11)	2.56	0.47	2.22	3.22	3.30
Less distributions
From net realized gain	(0.02)	—	—	—	—	—
Net asset value, end of period	$11.42	$13.98	$14.45	$16.67	19.89	23.19
Total return[5] (%)	(38.31)	22.42	3.36[6]	15.36[6]	19.32[6]	16.59[7]

Ratios and supplemental data

Net assets, end of period
(in millions)	$290	$267	$196	$153	$118	$124
Ratio of net expenses to average
net assets (%)	2.03	2.10	2.04	2.01	1.96	1.94[8]
Ratio of gross expenses to average
net assets (%)	2.03	2.10	2.09[9]	2.06[9]	1.98[9]	1.94[8]
Ratio of net investment loss
to average net assets (%)	(0.74)	(0.66)	(0.35)	(0.88)	(0.98)	(0.83)[8]
Portfolio turnover (%)	114	140	97	74	78	30[7]

See notes to financial statements

Large Cap Equity Fund

18

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS C SHARES

Period ended	12-31-02[1]	12-31-03[1]	12-31-04[1]	12-31-05[1]	12-31-06	6-30-07[2]
Per share operating performance

Net asset value,
beginning of period	$18.55	$11.42	$13.98	$14.45	$16.67	$19.89
Net investment loss[3]	(0.11)	(0.08)	(0.05)	(0.13)	(0.18)	(0.07)
Net realized and unrealized
gain (loss) on investments	(7.00)	2.64	0.52	2.35	3.40	3.37
Total from investment operations	(7.11)	2.56	0.47	2.22	3.22	3.30
Less distributions
From net realized gain	(0.02)	—	—	—	—	—
Net asset value, end of period	$11.42	$13.98	$14.45	$16.67	$19.89	$23.19
Total return[5] (%)	(38.31)	22.42	3.36[6]	15.36[6]	19.32[6]	16.59[7]

Ratios and supplemental data

Net assets, end of period
(in millions)	$40	$35	$25	$20	$34	$68
Ratio of net expenses to average
net assets (%)	2.03	2.10	2.04	2.01	1.96	1.94[8]
Ratio of gross expenses to average
net assets (%)	2.03	2.10	2.09[9]	2.06[9]	1.98[9]	1.94[8]
Ratio of net investment loss
to average net assets (%)	(0.75)	(0.66)	(0.36)	(0.87)	(0.97)	(0.68)[8]
Portfolio turnover (%)	114	140	97	74	78	30[7]

See notes to financial statements

Large Cap Equity Fund

19

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS I SHARES

Period ended	12-31-02[1]	12-31-03[1]	12-31-04[1]	12-31-05[1]	12-31-06	6-30-07[2]

Per share operating performance
Net asset value,
beginning of period	$19.11	$11.91	$14.87	$15.46	$18.05	$21.80
Net investment income[3]	0.07	0.08	0.15	0.06	0.11	0.26
Net realized and unrealized
gain (loss) on investments	(7.25)	2.88	0.54	2.53	3.64	3.52
Total from investment operations	(7.18)	2.96	0.69	2.59	3.75	3.78
Less distributions
From net investment income	—	—	(0.10)	—	—	—
From net realized gain	(0.02)	—	—	—	—	—
	(0.02)	—	(0.10)	—	—	—
Net asset value, end of period	$11.91	$14.87	$15.46	$18.05	$21.80	$25.58
Total return[5] (%)	(37.55)	24.85	4.68	16.75	20.78	17.34[7]

Ratios and supplemental data
Net assets, end of period
(in millions)	$1	—[10]	—[10]	—[10]	$4	$133
Ratio of net expenses to average
net assets (%)	0.81	0.84	0.79	0.78	0.77	0.76[8]
Ratio of net investment income
to average net assets (%)	0.49	0.62	0.98	0.35	0.54	2.21[8]
Portfolio turnover (%)	114	140	97	74	78	30[7]

1 Audited by previous auditor.

2 Semiannual period from 1-1-07 to 6-30-07. Unaudited.

3 Based on the average of the shares outstanding.

4 Less than $0.01 per share.

5 Assumes dividend reinvestment and does not reflect the effect of sales charges.

6 Total returns would have been lower had certain expenses not been reduced during the periods shown.

7 Not annualized.

8 Annualized.

9 Does not take into consideration expense reductions during the periods shown.

10 Less than $500,000.

See notes to financial statements

Large Cap Equity Fund

20

Notes to financial statements (unaudited)

Note 1 Accounting policies

John Hancock Large Cap Equity Fund (the Fund) is a diversified series of John Hancock Investment Trust, an open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek long-term capital appreciation.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C and Class I shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission (SEC) and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase.

Significant accounting policies of the Fund are as follows:

Security valuation

The net asset value of the shares of Class A, Class B, Class C and Class I is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in John Hancock Cash Investment Trust (JHCIT), an affiliate of John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial  Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), are valued at their net asset value each business day. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the valuation provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Large Cap Equity Fund

21

Joint repurchase agreement

Pursuant to an exemptive order issued by the SEC, the Fund, along with other registered investment companies having a management contract with the Adviser, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Foreign currency translation

All assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars based on London currency exchange quotations as of 4:00 p.m., London Time, on the date of any determination of the net asset value of the Fund. Transactions affecting statement of operations accounts and net realized gain (loss) on investments are translated at the rates prevailing at the dates of the transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign currency exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Investment transactions

Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Net realized gains and losses on sales of investments are determined on the identified cost basis. Capital gains realized on some foreign securities are subject to foreign taxes, which are accrued as applicable.

Class allocations

Income, common expenses, and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, and transfer agent fees for Class I shares are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with the Bank of New York (BNY), the Swing Line Lender and Administrative Agent. This agreement enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with BNY, which permits borrowings of up to $100 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the period ended June 30, 2007.

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22

Options

The Fund may enter into option contracts. Listed options will be valued at the last quoted sales price on the exchange on which they are primarily traded. Over-the-counter options are valued at the mean between the last bid and asked prices. Upon the writing of a call or put option, an amount equal to the premium received by the Fund will be included in the Fund’s Statement of Assets and Liabilities as an asset and corresponding liability. The amount of the liability will be subsequently marked to market to reflect the current market value of the written option.

The Fund may use option contracts to manage its exposure to the price volatility of financial instruments. Writing puts and buying calls will tend to increase the Fund’s exposure to the underlying instrument, and buying puts and writing calls will tend to decrease the Fund’s exposure to the underlying instrument or hedge other Fund investments.

The maximum exposure to loss for any purchased options will be limited to the premium initially paid for the option. In all other cases, the face (or notional) amount of each contract at value will reflect the maximum exposure of the Fund in these contracts, but the actual exposure will be limited to the change in value of the contract over the period the contract remains open.

Risks may also arise if counterparties do not perform under the contract’s terms (credit risk) or if the Fund is unable to offset a contract with a counterparty on a timely basis (liquidity risk). Exchange-traded options have minimal credit risk as the exchanges act as counter-parties to each transaction, and only present liquidity risk in highly unusual market conditions. To minimize credit and liquidity risks in over-the-counter option contracts, the Fund continuously monitors the creditworthiness of all its counterparties.

At any particular time, except for purchased options, market or credit risk may involve amounts in excess of those reflected in the Fund’s Statement of Assets and Liabilities.

The Fund had no written option transactions during the period ended June 30, 2007.

Securities lending

The Fund may lend securities in amounts up to 33 1 / 3 % of the Fund’s total assets. Such loans are callable at any time and are at all times fully secured by cash, cash equivalents or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities and marked-to-market on a daily basis. The Fund may bear the risk of delay in recovery of, or even of rights in, the securities loaned should the borrower of the securities fail financially. The Fund receives compensation for lending their securities either in the form of fees and/or by retaining a portion of interest on the investment of any cash received as collateral. The Fund invests the cash collateral received in connection with securities lending transactions in the JHCIT, a Delaware common law trust and an affiliated fund. JHCIT is exempt from registration under Section 3(c)(7) of the 1940 Act (pursuant to exemptive order issued by the SEC) and is managed by the Adviser, for which the Adviser receives an investment advisory fee of 0.04% of the average daily net assets of the JHCIT.

All collateral received will be in an amount equal to at least 100% of the market value of the loaned securities and is intended to be maintained at that level during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund the next business day. During the loan period, the Fund continues to retain rights of ownership, including dividends and interest of the loaned securities. As of June 30, 2007, the Fund loaned securities having a market value of $41,136,209 collateralized by cash invested in securities in the amount of $42,082,203.

Federal income taxes

The Fund qualifies as a “regulated investment company” by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $509,685,568 of a capital loss carryforward available, to the extent provided by regulations, to offset future

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23

net realized capital gains which will expire December 31, 2010.

New accounting pronouncements

In June 2006, Financial Accounting Standards Board (FASB) Interpretation No. 48,  Accounting for Uncertainty in Income Taxes (the Interpretation), was issued and is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the effective date. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return and requires certain expanded disclosures. Management has evaluated the application of this Interpretation to the Fund and does not believe there is a material impact resulting from the adoption of this Interpretation on the Fund’s financial statements.

In September 2006, FASB Standard No. 157,  Fair Value Measurements (FAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishing a framework for measuring fair value and expands disclosure about fair value measurements. Management is currently evaluating the application of FAS 157 to the Fund and its impact, if any, resulting from the adoption of FAS 157 on the Fund’s financial statements.

Dividends, interest and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions, if any, to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. There were no distributions during the year ended December 31, 2006. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class. Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

Note 2

Management fee and transactions with affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.625% of the first $3,000,000,000 of the Fund’s average daily net asset value and (b) 0.60% in excess of $3,000,000,000 of the Fund’s daily net asset value.

The Fund has a Distribution Agreement with John Hancock Funds, LLC (JH Funds), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B, and Class C, pursuant to Rule 12b-1 under the 1940 Act to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.25%, 1.00% and 1.00% of average daily net asset value of Class A, Class B and Class C, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

Large Cap Equity Fund

24

Expenses under the agreement described above for the period ended June 30, 2007, were as follows:

Distribution and
Share class	service fees

Class A	$664,812
Class B	591,364
Class C	230,214
Total	$1,486,390

Class A shares are assessed up-front sales charges. During the period ended June 30, 2007, JH Funds received net up-front sales charges of $823,003 with regard to sales of Class A shares. Of this amount, $130,724 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $672,317 was paid as sales commissions to unrelated broker-dealers and $19,962 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a related broker-dealer. The Adviser’s indirect parent, John Hancock Life Insurance Company (JHLICO) a subsidiary of MFC, is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (CDSC) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended June 30, 2007, CDSCs received by JH Funds amounted to $70,232 for Class B shares and $6,034 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an indirect subsidiary of JHLICO. For Class A, Class B and Class C shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of each class’s average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. For Class I shares, the Fund paid a monthly transfer agent fee at an annual rate of 0.05% of Class I shares average daily net asset value. Effective June 1, 2007, for the Class I shares the Fund pays a monthly transfer agent fee at a total annual rate of 0.04% of Class I average daily net asset value, plus a fee based on the number of shareholder accounts.

The Fund has an agreement with the Adviser and affiliates to perform necessary tax, accounting and legal services for the Fund. The compensation for the period amounted to $39,755. The Fund also reimbursed JHLICO for certain compliance costs included in the Fund’s Statement of Operations.

Mr. James R. Boyle is Chairman of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/or its affiliates. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Note 3

Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers

Large Cap Equity Fund

25

that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund believes the risk of loss to be remote.

Note 4

Fund share transactions

This listing illustrates the number of Fund shares sold and repurchased during the year ended December 31, 2006, and the period ended June 30, 2007.

	Year ended 12-31-06		Period ended 6-30-07[1]
	Shares	Amount	Shares	Amount
Class A shares

Sold	7,343,811	$143,181,154	6,940,952	$164,630,123
Repurchased	(5,001,051)	(96,563,359)	(1,916,135)	(43,933,019)
Net increase	2,342,760	$46,617,795	5,024,817	$120,697,104

Class B shares

Sold	802,884	$14,624,386	521,467	$11,364,919
Repurchased	(4,065,955)	(73,051,474)	(1,080,850)	(22,998,239)
Net decrease	(3,263,071)	($58,427,088)	(559,383)	($11,633,320)

Class C shares

Sold	829,419	$15,317,020	1,424,996	$31,375,701
Repurchased	(342,970)	(6,193,109)	(172,887)	(3,715,942)
Net increase	486,449	$9,123,911	1,252,109	$27,659,759

Class I shares

Sold	453,659	$9,458,719	5,048,846	$130,674,666
Repurchased	(273,654)	(5,339,535)	(34,367)	(850,782)
Net increase	180,005	$4,119,184	5,014,479	$129,823,884

Net increase (decrease)	(253,857)	$1,433,802	10,732,022	$266,547,427

1Semiannual period from 1-1-07 to 6-30-07. Unaudited.

Note 5

Investment transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended June 30, 2007, aggregated $387,335,123 and $213,046,397, respectively.

The cost of investments owned on June 30, 2007, including short-term investments, for federal income tax purposes, was $848,579,442. Gross unrealized appreciation and depreciation of investments aggregated $198,203,468 and $15,593,562, respectively, resulting in net unrealized appreciation of $182,609,906. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the tax deferral of losses on certain sales of securities.

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Note 6

Transactions in securities of affiliated issuers

Affiliated issuers, as defined by the 1940 Act, are those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund’s transactions in the securities of these issuers during the period ended June 30, 2007, is set forth below.

	Beginning	Ending
	share	share	Realized	Dividend	Ending
Affiliate	amount	amount	gain (loss)	income	value

NMT Medical, Inc.
bought: none
sold: none	733,050	733,050	—	—	8,708,634
Total			—	—	$8,708,634

Note 7 SEC settlement

On June 25, 2007, John Hancock Advisers, LLC (the Adviser) and John Hancock Funds, LLC (the Distributor) and two of their affiliates (collectively, the John Hancock Affiliates) reached a settlement with the Securities and Exchange Commission (SEC) that resolved an investigation of certain practices relating to the John Hancock Affiliates’ variable annuity and mutual fund operations involving directed brokerage and revenue sharing. Under the terms of the settlement, each John Hancock Affiliate was censured and agreed to pay a $500,000 civil penalty to the United States Treasury. In addition, the Adviser and the Distributor agreed to pay disgorgement of $2,087,477 and prejudgment interest of $359,460 to entities, including certain John Hancock Funds, that participated in the Adviser’s directed brokerage program during the period from 2000 to October 2003. Collectively, all John Hancock Affiliates agreed to pay a total disgorgement of $16,926,420 and prejudgment interest of $2,361,460 to the entities advised or distributed by John Hancock Affiliates. The Adviser discontinued the use of directed brokerage in recognition of the sale of fund shares in October 2003. As a result of this settlement, the Fund received $614,955, which was recorded as a realized gain to the Fund’s books on June 25, 2007.

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Board Consideration of and Continuation of Investment Advisory Agreement and Subadvisory Agreement: John Hancock Large Cap Equity Fund

The Investment Company Act of 1940 (the 1940 Act) requires the Board of Trustees (the Board) of John Hancock Investment Trust (the Trust), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the Independent Trustees), annually to meet in person to review and consider the continuation of: (i) the investment advisory agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Adviser) and (ii) the investment subadvisory agreement (the Subadvisory Agreement) with MFC Global Investment Management (U.S.), LLC (the Subadviser) for the John Hancock Large Cap Equity Fund (the Fund). The Advisory Agreement and the Subadvisory Agreement are collectively referred to as the Advisory Agreements.

At meetings held on May 7 and June 4–5, 2007, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the continuation of the Advisory Agreements. During such meetings, the Board’s Contracts/ Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/Operations Committee and the Independent Trustees, reviewed a broad range of information requested for this purpose by the Independent Trustees, including: (i) the investment performance of the Fund relative to a category of relevant funds (the Category) and a peer group of comparable funds (the Peer Group) each selected by Morningstar, Inc. (Morningstar), an independent provider of investment company data, for a range of periods ended December 31, 2006, (ii) advisory and other fees incurred by, and the expense ratios of, the Fund relative to a Category and a Peer Group, (iii) the advisory fees of comparable portfolios of other clients of the Adviser and the Subadviser, (iv) the Adviser’s financial results and condition, including its and certain of its affiliates’ profitability from services performed for the Fund, (v) breakpoints in the Fund’s and the Peer Group’s fees, and information about economies of scale, (vi) the Adviser’s and Subadviser’s record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions, and with the applicable Code of Ethics, and the structure and responsibilities of the Adviser’s and Subadviser’s compliance department, (vii) the background and experience of senior management and investment professionals, and (viii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates and by the Subadviser.

The Independent Trustees considered the legal advice of independent legal counsel and relied on their own business judgment in determining the factors to be considered in evaluating the materials that were presented to them and the weight to be given to each such factor. The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. They principally considered performance and other information as of December 31, 2006; performance and other information may be quite different as of the date of this shareholders report. The key factors considered by the Board and the conclusions reached are described below.

Nature, extent and quality of services

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser and Subadviser. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs and compliance records of the Adviser and Subadviser. In addition, the Board took into account the administrative and

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28

other non-advisory services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and Subadviser were sufficient to support renewal of the Advisory Agreements.

Fund performance

The Board considered the performance results for the Fund over various time periods ended December 31, 2006. The Board also considered these results in comparison to the performance of the Category, as well as the Fund’s benchmark index. Morningstar determined the Category and the Peer Group for the Fund. The Board reviewed with a representative of Morningstar the methodology used by Morningstar to select the funds in the Category and the Peer Group.

The Board noted that, for the 5-year period under review, the Fund’s performance was appreciably lower than the performance of the Peer Group and Category medians and its benchmark index, the Standard & Poor’s 500 Index. However, the Board viewed favorably that the performance of the Fund for the 3- and 10-year periods and the more recent 1-year period ended December 31, 2006 was appreciably higher than the median of its Category and Peer Group, and its benchmark index.

Investment advisory fee and subadvisory fee rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the Advisory Agreement Rate). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Peer Group. The Board noted that the Advisory Agreement Rate was lower than the median rate of the Peer Group and Category.

The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution and fees other than advisory and distribution fees, including transfer agent fees, custodian fees and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also received and considered expense information regarding the Fund’s total operating expense ratio (Gross Expense Ratio) and total operating expense ratio after taking the fee waiver arrangement applicable to the Advisory Agreement Rate into account (Net Expense Ratio). The Board received and considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Fund to that of the Peer Group and Category medians. The Board noted that the Fund’s Gross and Net Expense Ratios were higher than median of the Category, but lower than the median of the Peer Group.

The Adviser also discussed the Morningstar data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s overall performance and expenses supported the re-approval of the Advisory Agreements.

The Board also received information about the investment subadvisory fee rate (the Subadvisory Agreement Rate) payable by the Adviser to the Subadviser for investment sub-advisory services. The Board concluded that the Subadvisory Agreement Rate was fair and equitable, based on its consideration of the factors described here.

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreements, as well as on other relationships between the Fund and the Adviser and its affiliates, including the Subadviser. The Board also considered a comparison of the Adviser’s profitability to that of other similar investment advisers whose profit-ability information is publicly available. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

29

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services.

To the extent the Board and the Adviser were able to identify actual or potential economies of scale from Fund-specific or allocated expenses, in order to ensure that any such economies continue to be reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the Advisory Agreement Rate.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate and the Subadvisory Agreement Rate were not unreasonable, taking into account fee rates offered to others by the Adviser and Subadviser, respectively, after giving effect to differences in services.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser with the Fund and benefits potentially derived from an increase in the business of the Adviser as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s, Subadviser’s and Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser and Subadviser as part of the annual re-approval process. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, a detailed portfolio review, detailed fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

30

For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Trustees	Charles A. Rizzo	Custodian
Ronald R. Dion, Chairman	Chief Financial Officer	The Bank of New York
James R. Boyle†		One Wall Street
James F. Carlin	Gordon M. Shone	New York, NY 10286
William H. Cunningham	Treasurer
Charles L. Ladner*		Transfer agent
Dr. John A. Moore*	John G. Vrysen	John Hancock Signature
Patti McGill Peterson*	Chief Operating Officer	Services, Inc.
Steven R. Pruchansky		One John Hancock Way,
*Members of the Audit Committee	Investment adviser	Suite 1000
†Non-Independent Trustee	John Hancock Advisers, LLC	Boston, MA 02217-1000
601 Congress Street
Officers	Boston, MA 02210-2805	Legal counsel
Keith F. Hartstein		Kirkpatrick & Lockhart
President and	Subadviser	Preston Gates Ellis LLP
Chief Executive Officer	MFC Global Investment	One Lincoln Street
	Management (U.S.), LLC	Boston, MA 02111-2950
Thomas M. Kinzler	101 Huntington Avenue
Secretary and Chief Legal Officer	Boston, MA 02199

Francis V. Knox, Jr.	Principal distributor
Chief Compliance Officer	John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

How to contact us

Internet	www.jhfunds.com

Mail	Regular mail:	Express mail:
	John Hancock	John Hancock
	Signature Services, Inc.	Signature Services, Inc.
	One John Hancock Way, Suite 1000	Mutual Fund Image Operations
	Boston, MA 02217-1000	380 Stuart Street
Boston, MA 02116

Phone	Customer service representatives	1-800-225-5291
	EASI-Line	1-800-338-8080
	TDD line	1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the SEC’s Web site, www.sec.gov.

32

J O H N   H A N C O C K  F A M I L Y  O F  F U N D S

EQUITY	INTERNATIONAL/GLOBAL
Balanced Fund	Global Opportunities Fund
Classic Value Fund	Global Shareholder Yield Fund
Classic Value Fund II	Greater China Opportunities Fund
Classic Value Mega Cap Fund	International Allocation Portfolio
Core Equity Fund	International Classic Value Fund
Growth Fund	International Core Fund
Growth Opportunities Fund	International Growth Fund
Growth Trends Fund
Intrinsic Value Fund	INCOME
Large Cap Equity Fund	Bond Fund
Large Cap Select Fund	Government Income Fund
Mid Cap Equity Fund	High Yield Fund
Multi Cap Growth Fund	Investment Grade Bond Fund
Small Cap Equity Fund	Strategic Income Fund
Small Cap Fund
Small Cap Intrinsic Value Fund	TAX-FREE INCOME
Sovereign Investors Fund	California Tax-Free Income Fund
U.S. Core Fund	High Yield Municipal Bond Fund
U.S. Global Leaders Growth Fund	Massachusetts Tax-Free Income Fund
Value Opportunities Fund	New York Tax-Free Income Fund
Tax-Free Bond Fund

ASSET ALLOCATION	MONEY MARKET
Allocation Core Portfolio	Money Market Fund
Allocation Growth + Value Portfolio	U.S. Government Cash Reserve
Lifecycle 2010 Portfolio
Lifecycle 2015 Portfolio	CLOSED-END
Lifecycle 2020 Portfolio	Bank and Thrift Opportunity Fund
Lifecycle 2025 Portfolio	Financial Trends Fund, Inc.
Lifecycle 2030 Portfolio	Income Securities Trust
Lifecycle 2035 Portfolio	Investors Trust
Lifecycle 2040 Portfolio	Patriot Premium Dividend Fund II
Lifecycle 2045 Portfolio	Patriot Select Dividend Trust
Lifecycle Retirement Portfolio	Preferred Income Fund
Lifestyle Aggressive Portfolio	Preferred Income II Fund
Lifestyle Balanced Portfolio	Preferred Income III Fund
Lifestyle Conservative Portfolio	Tax-Advantaged Dividend Income Fund
Lifestyle Growth Portfolio	Tax-Advantaged Global Shareholder Yield Fund
Lifestyle Moderate Portfolio

SECTOR
Financial Industries Fund
Health Sciences Fund
Real Estate Fund
Regional Bank Fund
Technology Fund
Technology Leaders Fund

The Fund’s investment objectives, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, contact your financial professional, call John Hancock Funds at 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Large Cap Equity Fund.

500SA 6/07
8/07

John Hancock
MUTUAL FUNDS

John Hancock
Small Cap Intrinsic Value Fund

Semiannual Report
6.30.07

Your fund at a glance

Managers’ report
page 2

A look at performance
page 6

Your expenses
page 8

Fund’s investments
page 10

Financial statements
page 13

Notes to financial statements
page 21

For more information
page 32

CEO corner

To Our Shareholders,

The stock market gained ground in the first half of 2007, returning 6.96% through June 30, as measured by the Standard & Poor’s 500 Index. It was bolstered by stronger-than-expected corporate earnings growth, healthy global economic growth, increased merger and acquisitions activity and mostly steady interest rates. These positives served to overcome concerns about inflation, a slumping housing market, the subprime mortgage debacle and mixed signals on the future direction of interest rates.

In fact, at the end of May, the stock market passed a significant milestone, when the broad Standard & Poor’s 500 Index climbed beyond the record it had set seven years ago. From its peak in March 2000, the stock market spiraled downward three consecutive years, bottoming in 2002. The upturn began in 2003, and the market has advanced each year since, finally setting a new high on May 30, 2007.

This nearly complete market cycle highlights the importance of an investment principle you have heard us speak of often: diversification. That is because it is a key to protecting, and growing, your assets. By allocating your investments among different asset classes, investment styles and portfolio managers, you are likely to be well represented through all phases of a complete market cycle, with the winners helping to cushion the fall of the losers.

The challenge for investors with a diversified portfolio is to properly evaluate your investments to tell the difference between an underperforming manager and an out-of-favor style, while also understanding the role each investment plays in your portfolio. That’s where your financial professional can provide true value. He or she can help you make those assessments and also counsel patience, because a properly diversified portfolio by its very nature will typically have something lagging or out of favor — a concept that can be difficult to live with, but necessary to embrace. If everything in your portfolio is “working,” then you are not truly diversified, but rather are leveraged to the current market and the flavor of the day. If so, you are bound to be out of step in the near future.

With the recent volatility in the securities markets, it has prompted investors to question how long this type of market cycle will last. History tells us it will end and that when it does, today’s leaders may well turn into laggards and vice versa. Indeed, the current subprime mortgage market woes, the subsequent credit crunch and their impact on the financial markets and the global credit markets, are just the latest examples of why investors should be well-diversified. For with patience and a diversified portfolio, it could be easier to weather the market’s twists and turns and reach your long-term goals.

Sincerely,

Keith F. Hartstein,
President and Chief Executive Officer

This commentary reflects the CEO’s views as of August 27, 2007. They are subject to change at any time.

Your fund at a glance

The Fund seeks long-term capital appreciation by normally investing at least 80% of its assets in equity securities of small-capitalization companies in the range of the Russell 2000 Index.

Over the last six months

► U.S. stock prices rallied, fueled by low interest rates, favorable economic conditions, decent earnings growth and a boom in mergers and acquisitions.

► Small-cap stocks posted gains that were slightly behind their large- and mid-cap peers.

► The Fund benefited from strong stock selection and positive sector weightings, particularly in the materials, consumer staples and financials sectors.

Top 10 holdings
Zenith National Insurance Corp.	4.3%	3Com Corp.	3.1%

Aldabra 2 Acquisition Corp.	4.0%	Diamond Foods, Inc.	2.9%

Wright Express Corp.	3.8%	Plains Exploration & Production Co.	2.9%

Seaboard Corp.	3.8%	Continental Airlines, Inc. (Class B)	2.7%

Alexander & Baldwin, Inc.	3.2%	Nu Skin Enterprises, Inc.	2.6%

As a percentage of net assets on June 30, 2007.

1

Managers’ report

John Hancock
Small Cap Intrinsic Value Fund

Small-cap stocks had a good run for the first half of 2007. The market took off early in the year, but soon gave back most of its gains as subprime mortgage fears and a sharp market downturn in China triggered selling in higher-risk sectors worldwide. First quarter gains were modest, but small caps regained momentum in April and May, fueled by a pickup in mergers and acquisitions and leveraged buyouts that overshadowed concerns over rising energy prices, weaker consumer spending and the housing slowdown.

In June, small-cap stocks pulled back, however, as worries over rising interest rates and losses in hedge funds with subprime mortgage exposure unsettled investors. Despite late-period volatility, small-cap stocks closed the second quarter with strong gains, propelling the Russell 2000 Index to finish the first six months of the year with a 6.45% return. Over the same period, growth stocks outpaced value.

Performance and strategy review

For the six months ended June 30, 2007, John Hancock Small Cap Intrinsic Value Fund’s Class A, Class B, Class C and Class I shares produced returns of 15.55%, 15.13%, 15.20% and 15.87%, respectively, at net asset value. The Fund beat the Morningstar, Inc. small blend category average, which was 8.55% over the same period.1 Class NAV shares, which were launched May 1, 2007, returned 1.65% from inception through June 30. Keep in mind that your net asset value

SCORECARD

INVESTMENT		PERIOD’S PERFORMANCE... AND WHAT’S BEHIND THE NUMBERS
Cleveland-Cliffs	▲	Improved pricing, takeover speculation
Darling	▲	Better pricing, good management, new business prospects
International
Continental	▼	Higher oil costs, out-of-favor industry, slowdown in travel
Airlines

2

Portfolio Managers, MFC Global Investment Management, (U.S.), LLC
Timothy E. Keefe, CFA, and Timothy M. Malloy

return will differ from these results if you were not invested in the Fund for the entire period or did not reinvest all distributions.

Strong stock selection and favorable sector weightings, especially in the materials, consumers staples and financials sectors, drove the Fund’s outperformance. Our stock picking focused on great companies whose stocks were selling below their intrinsic value. We specifically looked for businesses with good cash flows, experienced management teams and catalysts — such as new products or a restructuring — that could help unlock the stock’s full value over the next three to five years.

“Small-cap stocks had a good run
for the first half of 2007.”

Materials delivered outsized gains

Materials were by far the biggest driver of returns. Our overweight in the sector was a big plus, as materials were the top-performing sector in the Russell index for the first half of the year. Merger and acquisition activity, along with higher commodity prices, fueled stock price gains across most of the sector. In addition, strong selection among gold, silver, copper, nickel and aluminum stocks helped drive returns. Winners included Novelis Inc., a Canadian aluminum processing company that was bought out at a nice premium, and Cleveland-Cliffs Inc., the largest iron ore producer in the United States. Cleveland-Cliffs benefited from overseas investments, improved pricing, meeting or beating its production goals and acquisition rumors. We sold our stake when it reached our price target. FNX Mining Co., Inc., a Canadian copper and nickel company, also posted sharp gains, thanks to higher commodity prices and strong execution by management. Materials decreased to 7% of assets by period end, down from 29% at the start of the year.

Small Cap Intrinsic Value Fund

3

Consumer staples and financials were also winners

Stock selection was the main contributor to our success in the consumer staples sector, where the Fund also picked up ground from having an overweight relative to the Russell index. Standouts included Sadia SA, Seaboard Corp. and Darling International, Inc. Sadia, headquartered in Brazil, is one of the world’s lowest-cost chicken producers. As avian flu fears eased, product pricing improved, helping to drive revenues and profit margins higher. Seaboard is a conglomerate with shipping as well as agricultural operations that include pork, sugar and citrus. Both the pork and shipping businesses benefited from higher pricing. Darling International, which recycles meat byproducts and restaurant cooking oil into saleable products, saw strong gains from these operations. Plans for a new business in renewable fuel helped spark further gains.

An underweight in the weak-performing financials sector along with strong stock selection further added to returns. Among the standouts was PICO Holdings, Inc., a company that manages a portfolio of water rights in the western United States. We bought the stock when a secondary share offering pressured the stock price, and then watched it rebound. We also redeployed some of the proceeds from the sale of materials stocks into new and existing investments in the financials sector. Among the names we added to was Zenith National Insurance Corp., an insurance company that stands to benefit from selling off assets to refocus on its core worker’s compensation business.

SECTOR DISTRIBUTION[2]
Financials	21%
Consumer discretionary	19%
Industrials	19%
Energy	10%
Consumer staples	9%
Materials	6%
Health care	5%
Utilities	4%
Information technology	3%
Telecommunication
services	1%

Disappointments from industrials and health care

The Fund lost ground from having an underweight in industrials along with below-average performance. ATS Automation Tooling Systems, Inc., a Canadian company with exposure to engineering, automated manufacturing systems and the solar industry, planned to spin off its solar business, which has seen strong growth in Europe. Cancellation of the spin-off, along with weak execution by management, caused the stock to decline. In health care, another costly underweight, biotechnology and pharmaceutical stocks suffered as products in development waited for government agency approval. Among the detractors was Flamel Technologies SA, a French biotech company that has partnered with a large pharmaceutical company to develop an extended-release product for the treatment of hypertension

Small Cap Intrinsic Value Fund

4

and heart problems. The partner delayed rollout of the new product, which hurt Flamel in the near term.

As we sold stocks in other sectors that had reached our price targets and took in new assets, we found opportunities to add to both industrials and health care. In industrials, new purchases included Continental Airlines, Inc., one of the largest airlines in the United States, and Dollar Thrifty Automotive Group, a large car rental company. We believe both stocks have strong longer-term prospects despite recent declines in their stock prices.

“Strong stock selection and
favorable sector weightings,
especially in the materials,
consumers staples and financials
sectors, drove the Fund’s
outperformance.”

Continued optimism for Fund’s holdings

Although small-cap stocks have produced strong gains for investors for over five years, we remain excited about the Fund’s prospects. We believe attractive stock valuations, coupled with free cash flow yields of 10% or higher and catalysts that can unlock intrinsic value bode well for each of our current holdings. In addition, we continue to find good buying opportunities that fit our investment criteria, especially in sectors like health care that have been underappreciated by investors. We believe small-cap stocks in general can benefit from mergers  and acquisitions, which are likely to continue at a strong pace, given the amount of cash on the balance sheets of many corporations. We plan to take advantage of further market volatility to acquire and add to shares of great companies when their stocks are on sale.

This commentary reflects the views of the portfolio managers through the end of the Fund’s period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

See the prospectus for the risks of investing in small-cap stocks. International investing involves special risks such as political, economic and currency risks and differences in accounting standards and financial reporting.

1 Figures from Morningstar, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

2 As a percentage of net assets on June 30, 2007.

Small Cap Intrinsic Value Fund

5

A look at performance

For the periods ended June 30, 2007

		Average annual returns				Cumulative total returns
		with maximum sales charge (POP)				with maximum sales charge (POP)
	Inception				Since					Since
Class	date	1-year	5-year	10-year	inception	6-month	1-year	5-year	10-year	inception

A	2-28-05	23.81%	—	—	24.27%	9.77%	23.81%	—	—	66.06%

B	2-28-05	24.40	—	—	25.32	10.13	24.40	—	—	69.36

C	2-28-05	28.48	—	—	26.30	14.20	28.48	—	—	72.47

I1	2-28-05	30.99	—	—	27.56	15.87	30.99	—	—	76.50

NAV[1]	5-1-07	—	—	—	—	—	—	—	—	1.65

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charge on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I and Class NAV shares.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month-end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors as described in the Fund’s Class I and Class NAV share prospectuses.

Small Cap Intrinsic Value Fund

6

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Small Cap Intrinsic Value Fund Class A shares for the period indicated. For comparison, we’ve shown the same investment in the Russell 2000 Index.

			With maximum
Class	Period beginning	Without sales charge	sales charge	Index

B	2-28-05	$17,236	$16,936	$13,518

C2	2-28-05	17,247	17,247	13,518

I3	2-28-05	17,650	17,650	13,518

NAV[3]	5-1-07	10,165	10,165	10,236

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C, Class I and Class NAV shares, respectively, as of June 30, 2007. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Russell 2000 Index is an unmanaged index composed of 2,000 U.S. small-capitalization stocks.

It is not possible to invest directly in an index. Index figures do not reflect sales charges which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 No contingent deferred sales charge applicable.

3 For certain types of investors as described in the Fund’s Class I and Class NAV share prospectuses.

Small Cap Intrinsic Value Fund

7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

■ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses including management fees, distribution and service fees (if applicable) and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on January 1, 2007, with the same investment held until June 30, 2007.

	Account value	Ending value	Expenses paid during period
	on 1-1-07	on 6-30-07	ended 6-30-07[1]

Class A	$1,000.00	$1,155.50	$8.62

Class B	1,000.00	1,151.30	12.37

Class C	1,000.00	1,152.00	12.27

Class I	1,000.00	1,158.70	5.50

Class NAV	1,000.00	1,016.50	1.51

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at June 30, 2007 by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8 Small Cap Intrinsic Value Fund

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on January 1, 2007, with the same investment held until June 30, 2007. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during period
	on 1-1-07	on 6-30-07	ended 6-30-07 [1]

Class A	$1,000.00	$1,016.80	$8.07

Class B	1,000.00	1,013.30	11.58

Class C	1,000.00	1,013.40	11.48

Class I	1,000.00	1,019.70	5.15

Class NAV	1,000.00	1,006.90	1.51

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.61%, 2.31%, 2.31%, 1.03% and 0.92% for Class A, Class B, Class C, Class I and Class NAV, respectively, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year/365 or 366 (to reflect the one-half year period).

Small Cap Intrinsic Value Fund

9

F I N A N C I A L  S T A T E M E N T S

Fund’s investments

Securities owned by the Fund on 6-30-07 (unaudited)

This schedule is divided into two main categories: common stocks and short-term investments. The common stocks are further broken down by industry group. Short-term investments, which represent the Fund’s cash position, are listed last.

Issuer	Shares	Value
Common stocks 97.02%		$348,614,912

(Cost $342,103,063)
Agricultural Products 2.28%		8,194,621

Shermen WSC Acquisition Corp. (I)	1,292,527	8,194,621
Airlines 4.44%		15,953,890

Continental Airlines, Inc. (Class B) (I)	281,900	9,547,953

Pinnacle Airlines Corp. (I)	341,650	6,405,937
Apparel, Accessories & Luxury Goods 1.63%		5,870,157

Cato Corp. (The)	267,555	5,870,157
Automotive Retail 4.52%		16,222,513

Dollar Thrifty Automotive Group, Inc. (I)	217,400	8,878,616

Group 1 Automotive, Inc.	182,050	7,343,897
Diversified Banks 2.29%		8,224,611

Northeast Community Bancorp, Inc.	278,399	3,218,292

Pinetree Capital Ltd. (Canada) (F)(I)	560,576	5,006,319
Diversified Chemicals 1.28%		4,600,688

Koppers Holdings, Inc.	136,600	4,600,688
Diversified Commercial & Professional Services 1.96%		7,037,509

KBR, Inc. (I)	268,300	7,037,509
Diversified Metals & Mining 3.66%		13,158,227

Anvil Mining Ltd. (I)	199,906	3,194,737

FNX Mining Co., Inc. (Canada) (F)(I)	123,307	3,758,038

Massey Energy Co.	232,850	6,205,452
Electric Utilities 2.35%		8,445,569

British Energy Group Plc (United Kingdom) (F)(I)	778,082	8,445,569
Environmental Services 0.37%		1,343,580

Darling International, Inc. (I)	147,000	1,343,580
Food Distributors 5.62%		20,209,631

Sadia SA, ADR (Brazil) (F)(L)	144,224	6,735,261

Seaboard Corp.	5,746	13,474,370
Food Retail 2.89%		10,395,479

Diamond Foods, Inc.	592,335	10,395,479

See notes to financial statements

Small Cap Intrinsic Value Fund

10

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value

Footwear 2.27%		$8,154,098

Prime Success International Group Ltd. (Hong Kong) (F)	9,807,373	8,154,098
Gold 2.05%		7,346,625

Mirimar Mining Corp. (Canada) (F)(I)(L)	1,712,500	7,346,625
Health Care Equipment 1.84%		6,600,148

NMT Medical, Inc. (I)(L)	555,568	6,600,148
Health Care Technology 0.81%		2,909,315

Flamel Technologies SA (France) (F)(I)	138,737	2,909,315
Industrial Machinery 0.51%		1,830,171

ATS Automation Tooling Systems, Inc. (Canada) (F)(I)	221,484	1,830,171
Integrated Telecommunication Services 1.19%		4,283,988

MRV Communications, Inc. (I)(L)	1,318,150	4,283,988
Internet Software & Services 2.32%		8,333,423

Knot, Inc. (The) (I)(L)	412,750	8,333,423
Investment Banking & Brokerage 10.09%		36,250,200

Aldabra 2 Acquisition Corp. (I)	1,356,810	14,314,346

TradeStation Group, Inc. (I)	721,550	8,406,058

Wright Express Corp. (I)	394,800	13,529,796
Marine 6.99%		25,107,641

Alexander & Baldwin, Inc.	212,500	11,285,875

Diana Shipping, Inc. (Marshall Islands) (F)	388,700	8,706,880

Oceanfreight, Inc. (Greece) (F)(I)	265,020	5,114,886
Multi-Utilities 2.25%		8,076,523

Aquila, Inc. (I)	1,974,700	8,076,523
Networking Equipment 3.09%		11,104,331

3Com Corp. (I)	2,688,700	11,104,331
Oil & Gas Exploration & Production 10.85%		38,998,146

Delta Petroleum Corp. (I)(L)	122,950	2,468,836

Equator Exploration Ltd. (British Virgin Islands) (F)(I)	300,000	254,305

Energy XXI Ltd. (Bermuda) (F)(I)	361,161	2,185,024

Plains Exploration & Production Co. (I)	216,420	10,347,040

Synenco Energy, Inc. (I)	518,223	7,390,311

Toreador Resources Corp. (I)(L)	179,600	2,694,000

TXCO Resources, Inc. (I)	842,827	8,664,262

Warren Resources, Inc. (I)(L)	427,600	4,994,368
Pharmaceuticals 4.58%		16,471,136

Anesiva, Inc. (I)	456,495	2,807,444

Nastech Pharmaceutical Co., Inc. (I)(L)	390,650	4,261,992

Nu Skin Enterprises, Inc.	569,800	9,401,700
Precious Metals & Minerals 0.96%		3,430,600

Apex Silver Mines Ltd. (I)	170,000	3,430,600
Property & Casualty Insurance 4.29%		15,426,684

Zenith National Insurance Corp.	327,600	15,426,684

See notes to financial statements

Small Cap Intrinsic Value Fund

11

F I N A N C I A L  S T A T E M E N T S

Issuer		Shares	Value

Restaurants 2.44%			$8,763,458

Carrols Restaurant Group, Inc. (I)		574,653	8,763,458
Semiconductors 0.45%			1,629,420

Kopin Corp. (I)		417,800	1,629,420
Specialized Finance 2.04%			7,311,631

Nasdaq Stock Market, Inc. (I)(L)		246,100	7,311,631
Systems Software 1.07%			3,845,883

Descartes Systems Group, Inc. (The) (I)		936,169	3,845,883
Thrifts & Mortgage Finance 1.50%			5,396,463

Brookline Bancorp, Inc.		468,850	5,396,463
Water Utilities 1.88%			6,769,671

PICO Holdings, Inc. (I)(L)		156,488	6,769,671
Wireless Telecommunication Services 0.26%			918,882

Motient Corp. (I)		71,900	918,882

	Interest	Par value
Issuer, description, maturity date	rate	(000)	Value

Short-term investments 12.79%			$45,978,617
(Cost $45,978,617)
Joint Repurchase Agreement 2.26%			8,117,000

Joint Repurchase Agreement with Cantor Fitzgerald LP
dated 6-29-07 at 4.40% to be repurchased at $8,119,976
on 7-2-07, collateralized by $6,366,275 of U.S. Treasury
Inflation Indexed Note, 3.875%, due 1-15-09 (Valued at
$8,279,340, including interest)	4.400%	$8,117	8,117,000

Issuer		Shares	Value
Cash Equivalents 10.53%			37,861,617

John Hancock Cash Investment Trust (T)(W)		37,861,617	37,861,617

Total investments (Cost $388,081,680) 109.81%			$394,593,529

Other assets and liabilities, net (9.81%)			($35,256,941)

Total net assets 100.00%			$359,336,588

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

ADR American Depositary Receipt

(F) Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer; however, security is U.S. dollar-denominated.

(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of June 30, 2007.

(T) Represents investment of securities lending collateral.

(W) Issuer is an affiliate of John Hancock Advisers, LLC.

See notes to financial statements

Small Cap Intrinsic Value Fund

12

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 6-30-07 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and themaximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (cost $350,220,063) including
$36,826,118 of securities loaned (Note 1)	$356,731,912
Investments in affiliated issuers, at value (cost $37,861,617)	37,861,617
Total investments, at value (cost $388,081,680)	394,593,529
Cash	1,813,535
Foreign currency at value (cost $1,427,483)	1,427,484
Receivable for investments sold	1,060,688
Receivable for shares sold	4,466,569
Dividends and interest receivable	263,256
Receivable from affiliates	10,511
Other assets	1,013
Total assets	403,636,585

Liabilities

Payable for investments purchased	5,128,008
Payable for shares repurchased	793,507
Payable upon return of securities loaned (Note 1)	37,861,617
Payable to affiliates
Management fees	431,180
Distribution and service fees	8,539
Other	76,596
Other payables and accrued expenses	550
Total liabilities	44,299,997

Net assets

Capital paid-in	343,871,503
Accumulated net realized gain on investments and foreign currency transactions	9,111,367
Net unrealized appreciation of investments and translation of assets and
liabilities in foreign currencies	6,515,278
Accumulated net investment loss	(161,560)
Net assets	$359,336,588

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($131,398,376 ÷ 8,299,721 shares)	$15.83
Class B ($8,131,729 ÷ 521,174 shares)[1]	$15.60
Class C ($31,918,151 ÷ 2,045,315 shares)[1]	$15.61
Class I ($18,368,631 ÷ 1,148,816 shares)	$15.99
Class NAV ($169,519,701 ÷ 10,598,346 shares)	$15.99

Maximum offering price per share
Class A2 ($15.83 ÷ 95%)	$16.66

1 Redemption price is equal to net asset value less any applicable contingent deferred sale charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

Small Cap Intrinsic Value Fund

13

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the period ended 6-30-07 (unaudited)1

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends (including special dividends of $212,310)	$583,086
Interest	369,447
Securities lending	33,379
Total investment income	985,912

Expenses

Investment management fees (Note 2)	640,759
Distribution and service fees (Note 2)	210,552
Class A, B and C transfer agent fees (Note 2)	138,028
Class I transfer agent fees (Note 2)	2,101
Accounting and legal services fees (Note 2)	7,478
Compliance fees	44
Blue sky fees	21,159
Printing fees	12,975
Custodian fees	10,331
Professional fees	4,574
Interest	1,790
Securities lending fees	1,081
Trustees’ fees	196
Miscellaneous	1,345
Total expenses	1,052,413
Less expense reductions (Note 2)	(462)
Net expenses	1,051,951
Net investment loss	(66,039)

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments	9,040,219
Foreign currency transactions	(123,927)
Change in net unrealized appreciation (depreciation) of
Investments	2,715,178
Translation of assets and liabilities in foreign currencies	3,710
Net realized and unrealized gain	11,635,180
Increase in net assets from operations	$11,569,141

1 Semiannual period from 1-1-07 to 6-30-07.

See notes to financial statements

Small Cap Intrinsic Value Fund

14

F I N A N C I A L  S T A T E M E N T S

Statement of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Period
	ended	ended
	12-31-06	6-30-07[1]
Increase (decrease) in net assets

From operations
Net investment loss	($107,445)	($66,039)
Net realized gain	984,573	8,916,292
Change in net unrealized appreciation (depreciation)	3,635,520	2,718,888
Increase in net assets resulting from operations	4,512,648	11,569,141
Distributions to shareholders
From net realized gain
Class A	(629,829)	—
Class B	(60,177)	—
Class C	(162,279)	—
Class I	(28,014)	—
Class NAV	—	—
	(880,299)	—
From Fund share transactions	35,286,438	305,330,060
Total increase	38,918,787	316,899,201

Net assets

Beginning of period	3,518,600	42,437,387
End of period[2]	$42,437,387	$359,336,588

1 Semiannual period from 1-1-07 to 6-30-07. Unaudited.

2 Includes accumulated net investment loss of $95,521 and $161,560, respectively.

See notes to financial statements

Small Cap Intrinsic Value Fund

15

F I N A N C I A L  S T A T E M E N T S

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES

Period ended	12-31-05[1,2]	12-31-06	6-30-07[3]
Per share operating performance

Net asset value, beginning of period	$10.00	$10.86	$13.70
Net investment loss[4]	(0.01)	(0.07)[5]	(0.02)[5]
Net realized and unrealized
gain on investments	1.72	3.21	2.15
Total from investment operations	1.71	3.14	2.13
Less Distributions
From net realized gain	(0.85)	(0.30)	—
Net asset value, end of period	$10.86	$13.70	$15.83
Total return[6] (%)	17.28[7,8]	28.99[7]	15.55[8]

Ratios and supplemental data

Net assets, end of period
(in millions)	$3	$30	$131
Ratio of net expenses to average
net assets (%)	1.45[9]	1.65	1.61[9]
Ratio of gross expenses to average
net assets (%)	4.89[9,10]	2.23[10]	1.61[9]
Ratio of net investment loss
to average net assets (%)	(0.08)[9]	(0.58)[5]	(0.31)[5,9]
Portfolio turnover (%)	97[8]	82	28[8]

See notes to financial statements

Small Cap Intrinsic Value Fund

16

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS B SHARES

Period ended	12-31-05[1,2]	12-31-06	6-30-07[3]

Per share operating performance

Net asset value, beginning of period	$10.00	$10.81	$13.55
Net investment loss[4]	(0.05)	(0.16)[5]	(0.08)[5]
Net realized and unrealized
gain on investments	1.71	3.20	2.13
Total from investment operations	1.66	3.04	2.05
Less distributions
From net realized gain	(0.85)	(0.30)	—
Net asset value, end of period	$10.81	$13.55	$15.60
Total return[6] (%)	16.78[7,8]	28.20[7]	15.13[8]

Ratios and supplemental data

Net assets, end of period
(in millions)	—[11]	$3	$8
Ratio of net expenses to average
net assets (%)	1.95[9]	2.35	2.31[9]
Ratio of gross expenses to average
net assets (%)	5.39[9,10]	2.93[10]	2.31[9]
Ratio of net investment loss
to average net assets (%)	(0.57)[9]	(1.25)[5]	(1.04)[5,9]
Portfolio turnover (%)	97[8]	82	28[8]

See notes to financial statements

Small Cap Intrinsic Value Fund

17

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS C SHARES

Period ended	12-31-05[1,2]	12-31-06	6-30-07[3]

Per share operating performance

Net asset value, beginning of period	$10.00	$10.81	$13.55
Net investment loss[4]	(0.05)	(0.16)[5]	(0.07)[5]
Net realized and unrealized
gain on investments	1.71	3.20	2.13
Total from investment operations	1.66	3.04	2.06
Less distributions
From net realized gain	(0.85)	(0.30)	—
Net asset value, end of period	$10.81	$13.55	$15.61
Total return[6] (%)	16.78[7,8]	28.20[7]	15.20[8]

Ratios and supplemental data

Net assets, end of period
(in millions)	—[11]	$8	$32
Ratio of net expenses to average
net assets (%)	1.95[9]	2.35	2.31[9]
Ratio of gross expenses to average
net assets (%)	5.39[9,10]	2.93[10]	2.31[9]
Ratio of net investment loss
to average net assets (%)	(0.57)[9]	(1.27)[5]	(0.99)[5,9]
Portfolio turnover (%)	97[8]	82	28[8]

See notes to financial statements

Small Cap Intrinsic Value Fund

18

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS I SHARES

Period ended	12-31-05[1,2]	12-31-06	6-30-07[3]

Per share operating performance

Net asset value, beginning of period	$10.00	$10.89	$13.80
Net investment income (loss)[4]	0.02	(0.03)[5]	0.03[5]
Net realized and unrealized
gain on investments	1.72	3.24	2.16
Total from investment operations	1.74	3.21	2.19
Less distributions
From net realized gain	(0.85)	(0.30)	—
Net asset value, end of period	$10.89	$13.80	$15.99
Total return[6] (%)	17.58[7,8]	29.55[7]	15.87[8]

Ratios and supplemental data

Net assets, end of period
(in millions)	—[11]	$1	$18
Ratio of net expenses to average
net assets (%)	1.15[9]	1.20	1.06[9]
Ratio of gross expenses to average
net assets (%)	4.59[9,10]	1.78[10]	1.06[9]
Ratio of net investment income
(loss) to average net assets (%)	0.22[9]	(0.27)[5]	0.38[5,9]
Portfolio turnover (%)	97[8]	82	28[8]

See notes to financial statements

Small Cap Intrinsic Value Fund

19

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS NAV SHARES

Period ended	6-30-07[3,12]
Per share operating performance

Net asset value, beginning of period	$15.73
Net investment income (loss) [4]	0.02[5]
Net realized and unrealized
gain on investments	0.24
Total from investment operations	0.26
Net asset value, end of period	$15.99
Total return (%)	1.65[6,8]

Ratios and supplemental data

Net assets, end of period
(in millions)	$170
Ratio of net expenses to average
net assets (%)	0.92[9]
Ratio of gross expenses to average
net assets (%)	0.92[9]
Ratio of net investment income
(loss) to average net assets (%)	0.62[5,9]
Portfolio turnover (%)	28[8]

1 Audited by previous auditor.

2 Beginning of operations from 2-28-05 to 12-31-05.

3 Semiannual period from 1-1-07 to 6-30-07. Unaudited.

4 Based on the average of the shares outstanding during the period.

5 Net investment loss per share and ratio of net investment loss to average net assets reflects a special dividend received by the Fund which amounted to the following amounts:

		Percentage
		of average
	Per share	net assets

Class A	$0.02	0.28%

Class B	0.02	0.28

Class C	0.02	0.28

Class I	0.02	0.30

Class NAV	0.01	0.33

6 Assumes dividend reinvestment and does not reflect the effect of sales charges.

7 Total return would have been lower had certain expenses not been reduced during the period shown.

8 Not annualized.

9 Annualized.

10 Does not take into consideration expense reductions during the period shown.

11 Less than $500,000.

12 Beginning of operations from 5-1-07 to 6-30-07.

See notes to financial statements

Small Cap Intrinsic Value Fund

20

Notes to financial statements (unaudited)

Note 1 Accounting policies

John Hancock Small Cap Intrinsic Value Fund (the Fund) is a diversified series of John Hancock Investment Trust, an open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek long-term capital appreciation.

The Fund was established and commenced operations on February 28, 2005 with an initial capital contribution from John Hancock Advisers LLC of $3,000,000. During the period February 28, 2005 to January 2, 2006, the Fund was not available for sale to the public after which the Fund was initially offered to the public. At the time of the public offering, John Hancock Advisers, LLC held $3,518,307 in the Fund (291,569 shares in Class A, 10,803 shares in Class B, 10,803 shares in Class C and 10,796 shares in Class I).

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C, Class I and Class NAV shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission (SEC) and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase.

Significant accounting policies of the Fund are as follows:

Security valuation

The net asset value of the Class A, Class B, Class C, Class I and Class NAV shares of the Fund is determined daily as of the close of the NYSE, normally at 4:00 p.m., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in John Hancock Cash Investment Trust (JHCIT), an affiliate of John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), are valued at their net asset value each business day. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the valuation provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board

Small Cap Intrinsic Value Fund

21

of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Joint repurchase agreement

Pursuant to an exemptive order issued by the SEC, the Fund, along with other registered investment companies having a management contract with the Adviser, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Foreign currency translation

All assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars based on London currency exchange quotations as of 4:00 p.m., London Time, on the date of any determination of the net asset value of the Fund. Transactions affecting statement of operations accounts and net realized gain (loss) on investments are translated at the rates prevailing at the dates of the transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign currency exchange gains or losses arise from sales of oreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Investment transactions

Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Net realized gains and losses on sales of investments are determined on the identified cost basis. Capital gains realized on some foreign securities are subject to foreign taxes, which are accrued as applicable.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, and transfer agent fees for Class I shares, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Securities lending

The Fund may lend securities in amounts up to 33 1 / 3 % of the Fund’s total assets. Such loans are callable at any time and are at all times fully secured by cash, cash equivalents or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities and marked-to-market on a daily basis. The

Small Cap Intrinsic Value Fund

22

Fund may bear the risk of delay in recovery of, or even of rights in, the securities loaned should the borrower of the securities fail financially. The Fund receives compensation for lending their securities either in the form of fees and/or by retaining a portion of interest on the investment of any cash received as collateral. The Fund invests the cash collateral received in connection with securities lending transactions in the JHCIT, a Delaware common law trust and an affiliated fund. JHCIT is exempt from registration under Section 3(c)(7) of the 1940 Act (pursuant to exemptive order issued by the SEC) and is managed by the Adviser, for which the Adviser receives an investment advisory fee of 0.04% of the average daily net assets of the JHCIT.

All collateral received will be in an amount equal to at least 100% of the market value of the loaned securities and is intended to be maintained at that level during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund the next business day. During the loan period, the Fund continues to retain rights of ownership, including dividends and interest of the loaned securities. As of June 30, 2007, the Fund loaned securities having a market value of $36,826,118 collateralized by cash invested in securities in the amount of $37,861,617.

Federal income taxes

The Fund qualifies as a “regulated investment company” by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

New accounting pronouncements

In June 2006, Financial Accounting Standards Board (FASB) Interpretation No. 48,  Accounting for Uncertainty in Income Taxes (the Interpretation), was issued and is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the effective date. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management has evaluated the application of this Interpretation to the Fund and does not believe there is a material impact resulting from the adoption of this Interpretation on the Fund’s financial statements.

In September 2006, FASB Standard No. 157,  Fair Value Measurements (FAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishing a framework for measuring fair value and expands disclosure about fair value measurements. Management is currently evaluating the application of FAS 157 to the Fund and its impact, if any, resulting from the adoption of FAS 157 on the Fund’s financial statements.

Dividends, interest and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable. The Fund records distributions, if any, to shareholders from net investment income and net realized gains, if any, on the exdividend date. During the period ended December 31, 2006, the tax character of distributions paid was as follows: ordinary income $802,372 and long-term capital gain $77,927. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Small Cap Intrinsic Value Fund

23

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

Note 2

Management fee and transactions with affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of (a) 0.90% of the first $1,000,000,000 of the Fund’s average daily net asset value and (b) 0.85% of the Fund’s daily net asset value in excess of $1,000,000,000.

The Adviser has agreed to limit the Fund’s total expenses, excluding distribution and service fees and transfer agent fees, to 1.15% on an annual basis of the Fund’s average daily net asset value, with respect to Class A, Class B, Class C, Class I and Class NAV shares, at least until April 30, 2008. Accordingly, the expense reductions related to this total expense limitation amounted to $462 for the period ended June 30, 2007. The Adviser reserves the right to terminate these limitations in the future.

The Fund has a Distribution Agreement with John Hancock Funds, LLC (JH Funds), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C, pursuant to Rule 12b-1 under the 1940 Act, to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30%, 1.00% and 1.00% of average daily net asset value of Class A, Class B and Class C, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

Expenses under the agreement described above for the period ended June 30, 2007, were as follows:

Distribution and
Share class	service fees

Class A	$106,947
Class B	24,968
Class C	78,637
Total	$210,552

Class A shares are assessed up-front sales charges. During the period ended June 30, 2007, JH Funds received net up-front sales charges of $495,047 with regard to sales of Class A shares. Of this amount, $80,123 was retained and used for printing prospectuses, advertising, sales literature and other purposes $413,701 was paid as sales commissions to unrelated broker-dealers and $1,223 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a related broker-dealer. The Adviser’s indirect parent John Hancock Life Insurance Company (JHLICO), a subsidiary of MFC, is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (CDSC) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended June 30, 2007, CDSCs received by JH Funds amounted to $3,680 for Class B shares and $3,202 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature

Small Cap Intrinsic Value Fund

24

Services), an indirect subsidiary of JHLICO. For Class A, Class B and Class C shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of each class’ average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. Effective June 1, 2006, Signature Services has agreed to limit the Class A, Class B and Class C transfer agent fees to 0.30% of each respective class’s average daily net asset value, until April 30, 2008. There were no expense reductions related to this transfer agent fee limitation during the period ended June 30, 2007. For Class I shares, the Fund paid a monthly transfer agent fee at an annual rate of 0.05% of Class I shares average daily net asset value. Effective June 1, 2007, for the Class I shares the Fund pays a monthly transfer agent fee at a total annual rate of 0.04% of Class I average daily net asset value, plus a fee based on the number of shareholder accounts.

The Fund has an agreement with the Adviser and affiliates to perform necessary tax, accounting and legal services for the Fund. The compensation for the year amounted to $7,478. The Fund also reimbursed JHLICO for certain compliance costs, included in the Fund’s Statement of Operations.

The Adviser and other subsidiaries of JHLICO owned 298,134 Class A shares, 11,049 Class B shares, 11,048 Class C shares and 11,038 Class I shares of beneficial interest of the Fund on June 30, 2007.

Mr. James R. Boyle is Chairman of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/or its affiliates. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Note 3

Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund believes the risk of loss to be remote.

Small Cap Intrinsic Value Fund

25

Note 4

Fund share transactions

This listing illustrates the number of Fund shares sold and repurchased during the year ended December 31, 2006, and the period ended June 30, 2007.

	Year ended 12-31-06		Period ended 6-30-07[1]
	Shares	Amount	Shares	Amount
Class A shares

Sold	2,007,220	$25,551,258	6,709,992	$102,281,857
Repurchased	(75,145)	(948,349)	(633,915)	(9,831,992)
Net increase	1,932,075	$24,602,909	6,076,077	$92,449,865

Class B shares

Sold	234,214	$2,945,949	369,895	$5,559,932
Repurchased	(33,698)	(422,809)	(60,040)	(895,944)
Net increase	200,516	$2,523,140	309,855	$4,663,988

Class C shares

Sold	556,872	$6,961,954	1,551,330	$23,643,558
Repurchased	(5,929)	(75,512)	(67,761)	(1,026,945)
Net increase	550,943	$6,886,442	1,483,569	$22,616,613

Class I shares

Sold	100,932	$1,317,587	1,266,528	$19,869,272
Repurchased	(3,523)	(43,640)	(225,917)	(3,631,484)
Net increase	97,409	$1,273,947	1,040,611	$16,237,788

Class NAV shares[2]

Sold	—	—	10,675,179	$170,621,519
Repurchased	—	—	(76,833)	(1,259,713)

Net increase	—	—	10,598,346	$169,361,806

Net increase	2,780,943	$35,286,438	19,508,458	$305,330,060

1Semiannual period from 1-1-07 to 6-30-07. Unaudited.

2Beginning of operations from 5-1-07 to 5-31-07. Unaudited.

Note 5

Investment transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended June 30, 2007, aggregated $344,872,036 and $38,703,886, respectively.

The cost of investments owned on June 30, 2007, including short-term investments, for federal income tax purposes, was $388,092,663. Gross unrealized appreciation and depreciation of investments aggregated $17,616,869 and $11,116,003, respectively, resulting in net unrealized appreciation of $6,500,866. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the tax deferral of losses on certain sales of securities.

Small Cap Intrinsic Value Fund

26

Board Consideration of and Continuation of Investment Advisory Agreement and Subadvisory Agreement: John Hancock Small Cap Intrinsic Value Fund

The Investment Company Act of 1940 (the 1940 Act) requires the Board of Trustees (the Board) of John Hancock Investment Trust (the Trust), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the Independent Trustees), annually to meet in person to review and consider the continuation of: (i) the investment advisory agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Adviser) and (ii) the investment subadvisory agreement (the Subadvisory Agreement) with MFC Global Investment Management (U.S.), LLC (the Subadviser) for the John Hancock Small Cap Intrinsic Value Fund (the Fund). The Advisory Agreement and the Subadvisory Agreement are collectively referred to as the Advisory Agreements.

At meetings held on May 7 and June 4–5, 2007, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the continuation of the Advisory Agreements. During such meetings, the Board’s Contracts/ Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/Operations Committee and the Independent Trustees, reviewed a broad range of information requested for this purpose by the Independent Trustees, including: (i) the investment performance of the Fund relative to a category of relevant funds (the Category) and a peer group of comparable funds (the Peer Group) each selected by Morningstar, Inc. (Morningstar), an independent provider of investment company data, for a range of periods ended December 31, 2006, (ii) advisory and other fees incurred by, and the expense ratios of, the Fund relative to a Category and a Peer Group, (iii) the advisory fees of comparable portfolios of other clients of the Adviser and the Subadviser, (iv) the Adviser’s financial results andcondition, including its and certain of its affiliates’ profitability from services performed for the Fund, (v) breakpoints in the Fund’s and the Peer Group’s fees, and information about economies of scale, (vi) the Adviser’s and Subadviser’s record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions, and with the applicable Code of Ethics, and the structure and responsibilities of the Adviser’s and Subadviser’s compliance department, (vii) the background and experience of senior management and investment professionals, and (viii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates and by the Subadviser.

The Independent Trustees considered the legal advice of independent legal counsel and relied on their own business judgment in determining the factors to be considered in evaluating the materials that were presented to them and the weight to be given to each such factor. The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. They principally considered performance and other information from Morningstar as of December 31, 2006. The Board also considered updated performance information provided to it by the Adviser or Subadviser at the May and June 2007 meetings. Performance and other information may be quite different as of the date of this shareholders report. The key factors considered by the Board and the conclusions reached are described below.

Nature, extent and quality of services

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser and Subadviser. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs and compliance records of the Adviser and Subadviser. In addition, the Board took into account the administrative and

27

other non-advisory services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and Subadviser supported renewal of the Advisory Agreements.

Fund performance

The Board noted that the Fund had less than two full years of operational history, and considered the performance results for the Fund since its inception through December 31, 2006. The Board also considered these results in comparison to the performance of the Category, as well as the Fund’s benchmark index. Morningstar determined the Category and the Peer Group for the Fund. The Board reviewed with a representative of Morningstar the methodology used by Morningstar to select the funds in the Category and the Peer Group.

The Board viewed favorably that, for the one-year period under review, the Fund’s performance was appreciably higher than the performance of the Peer Group and Category medians and its benchmark index, the Russell 2000 Index.

Investment advisory fee and subadvisory fee rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the Advisory Agreement Rate). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Peer Group. The Board noted that the Advisory Agreement Rate was lower than the median rate of the Peer Group and Category.

The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution and fees other than advisory and distribution fees, including transfer agent fees, custodian fees and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also received and considered expense information regarding the Fund’s total operating expense ratio (Gross Expense Ratio) and total operating expense ratio after taking the fee waiver arrangement applicable to the Advisory Agreement Rate into account (Net Expense Ratio). The Board received and considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Fund to that of the Peer Group and Category medians. The Board noted that the Fund’s Gross and Net Expense Ratios were equal to or higher than median of the Category and Peer Group.

The Adviser also discussed the Morningstar data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s overall performance and expenses supported the re-approval of the Advisory Agreements.

The Board also received information about the investment subadvisory fee rate (the Subadvisory Agreement Rate) payable by the Adviser to the Subadviser for investment sub-advisory services. The Board concluded that the Subadvisory Agreement Rate was fair and equitable, based on its consideration of the factors described here.

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreements, as well as on other relationships between the Fund and the Adviser and its affiliates, including the Subadviser. The Board also considered a comparison of the Adviser’s profitability to that of other similar investment advisers whose profitability information is publicly available. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding

28

that most of the Adviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services.

To the extent the Board and the Adviser were able to identify actual or potential economies of scale from Fund-specific or allocated expenses, in order to ensure that any such economies continue to be reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the Advisory Agreement Rate.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate and the Subadvisory Agreement Rate were not unreasonable, taking into account fee rates offered to others by the Adviser and Subadviser, respectively, after giving effect to differences in services.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser with the Fund and benefits potentially derived from an increase in the business of the Adviser as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s, Subadviser’s and Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser and Subadviser as part of the annual re-approval process. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, a detailed portfolio review, detailed fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

29

For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Trustees	Charles A. Rizzo	Custodian
Ronald R. Dion, Chairman	Chief Financial Officer	The Bank of New York
James R. Boyle**		One Wall Street
James F. Carlin	Gordon M. Shone	New York, NY 10286
William H. Cunningham	Treasurer
Charles L. Ladner*		Transfer agent
Dr. John A. Moore*	John G. Vrysen	John Hancock Signature
Patti McGill Peterson*	Chief Operating Officer	Services, Inc.
Steven R. Pruchansky		One John Hancock Way,
*Members of the Audit Committee	Investment adviser	Suite 1000
**Non-Independent Trustee	John Hancock Advisers, LLC	Boston, MA 02217-1000
601 Congress Street
Officers	Boston, MA 02210-2805	Legal counsel
Keith F. Hartstein		Kirkpatrick & Lockhart
President and	Subadviser	Preston Gates Ellis LLP
Chief Executive Officer	MFC Global Investment	One Lincoln Street
	Management (U.S.), LLC	Boston, MA 02111-2950
Thomas M. Kinzler	101 Huntington Avenue
Secretary and Chief Legal Officer	Boston, MA 02199

Francis V. Knox, Jr.	Principal distributor
Chief Compliance Officer	John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

How to contact us

Internet	www.jhfunds.com

Mail	Regular mail:	Express mail:
	John Hancock	John Hancock
	Signature Services, Inc.	Signature Services, Inc.
	One John Hancock Way, Suite 1000	Mutual Fund Image Operations
	Boston, MA 02217-1000	380 Stuart Street
Boston, MA 02116

Phone	Customer service representatives	1-800-225-5291
	EASI-Line	1-800-338-8080
	TDD line	1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the SEC’s Web site, www.sec.gov.

32

J O H N  H A N C O C K  F A M I LY  O F  F U N D S

EQUITY	INTERNATIONAL/ GLOBAL
Balanced Fund	Global Opportunities Fund
Classic Value Fund	Global Shareholder Yield Fund
Classic Value Fund II	Greater China Opportunities Fund
Classic Value Mega Cap Fund	International Allocation Portfolio
Core Equity Fund	International Classic Value Fund
Growth Fund	International Core Fund
Growth Opportunities Fund	International Growth Fund
Growth Trends Fund
Intrinsic Value Fund	INCOME
Large Cap Equity Fund	Bond Fund
Large Cap Select Fund	Government Income Fund
Mid Cap Equity Fund	High Yield Fund
Multi Cap Growth Fund	Investment Grade Bond Fund
Small Cap Equity Fund	Strategic Income Fund
Small Cap Fund
Small Cap Intrinsic Value Fund	TAX-FREE INCOME
Sovereign Investors Fund	California Tax-Free Income Fund
U.S. Core Fund	High Yield Municipal Bond Fund
U.S. Global Leaders Growth Fund	Massachusetts Tax-Free Income Fund
Value Opportunities Fund	New York Tax-Free Income Fund
Tax-Free Bond Fund

ASSET ALLOCATION	MONEY MARKET
Allocation Core Portfolio	Money Market Fund
Allocation Growth + Value Portfolio	U.S. Government Cash Reserve
Lifecycle 2010 Portfolio
Lifecycle 2015 Portfolio	CLOSE-END
Lifecycle 2020 Portfolio	Bank and Thrift Opportunity Fund
Lifecycle 2025 Portfolio	Financial Trends Fund, Inc.
Lifecycle 2030 Portfolio	Income Securities Trust
Lifecycle 2035 Portfolio	Investors Trust
Lifecycle 2040 Portfolio	Patriot Premium Dividend Fund II
Lifecycle 2045 Portfolio	Patriot Select Dividend Trust
Lifecycle Retirement Portfolio	Preferred Income Fund
Lifestyle Aggressive Portfolio	Preferred Income II Fund
Lifestyle Balanced Portfolio	Preferred Income III Fund
Lifestyle Conservative Portfolio	Tax-Advantaged Dividend Income Fund
Lifestyle Growth Portfolio	Tax-Advantaged Global Shareholder Yield Fund
Lifestyle Moderate Portfolio

SECTOR
Financial Industries Fund
Health Sciences Fund
Real Estate Fund
Regional Bank Fund
Technology Fund
Technology Leaders Fund

The Fund’s investment objectives, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, contact your financial professional, call John Hancock Funds at 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Small Cap Intrinsic Value Fund.

640SA 6/07
8/07

John Hancock
MUTUAL FUNDS

John Hancock
Global Opportunities Fund

Semiannual Report
6.30.07

Your fund at a glance

Managers’ report
page 2

A look at performance
page 6

Your expenses
page 8

Fund’s investments
page 10

Financial statements
page 13

Notes to financial statements
page 20

For more information
page 32

CEO corner

To Our Shareholders,

The stock market gained ground in the first half of 2007, returning 6.96% through June 30, as measured by the Standard & Poor’s 500 Index. It was bolstered by stronger-than-expected corporate earnings growth, healthy global economic growth, increased merger and acquisitions activity and mostly steady interest rates. These positives served to overcome concerns about inflation, a slumping housing market, the subprime mortgage debacle and mixed signals on the future direction of interest rates.

In fact, at the end of May, the stock market passed a significant milestone, when the broad Standard & Poor’s 500 Index climbed beyond the record it had set seven years ago. From its peak in March 2000, the stock market spiraled downward three consecutive years, bottoming in 2002. The upturn began in 2003, and the market has advanced each year since, finally setting a new high on May 30, 2007.

This nearly complete market cycle highlights the importance of an investment principle you have heard us speak of often: diversification. That is because it is a key to protecting, and growing, your assets. By allocating your investments among different asset classes, investment styles and portfolio managers, you are likely to be well represented through all phases of a complete market cycle, with the winners helping to cushion the fall of the losers.

The challenge for investors with a diversified portfolio is to properly evaluate your investments to tell the difference between an underperforming manager and an out-of-favor style, while also understanding the role each investment plays in your portfolio. That’s where your financial professional can provide true value. He or she can help you make those assessments and also counsel patience, because a properly diversified portfolio by its very nature will typically have something lagging or out of favor — a concept that can be difficult to live with, but necessary to embrace. If everything in your portfolio is “working,” then you are not truly diversified, but rather are leveraged to the current market and the flavor of the day. If so, you are bound to be out of step in the near future.

With the recent volatility in the securities markets, it has prompted investors to question how long this type of market cycle will last. History tells us it will end and that when it does, today’s leaders may well turn into laggards and vice versa. Indeed, the current subprime mortgage market woes, the subsequent credit crunch and their impact on the financial markets and the global credit markets, are just the latest examples of why investors should be well-diversified. For with patience and a diversified portfolio, it could be easier to weather the market’s twists and turns and reach your long-term goals.

Sincerely,

Keith F. Hartstein,
President and Chief Executive Officer

This commentary reflects the CEO’s views as of August 27, 2007. They are subject to change at any time.

Your fund at a glance

The Fund seeks long-term capital appreciation by normally investing in a diversified portfolio consisting primarily of global (U.S. and foreign) equity securities of any size, including common and preferred stocks and other equivalents.

Over the last six months

► Stocks posted gains for the period, with international markets again outperforming U.S. stocks.

► Energy, consumer staples and materials had the biggest impact on performance, thanks to sizable stakes and strong performance from stocks in each sector.

► We looked for buying opportunities worldwide, adding to gold and agricultural stocks.

John Hancock Global Opportunities Fund

Fund performance for the six months ended June 30, 2007.

Top 10 holdings
British Energy Group Plc	6.2%	Bayer AG	4.3%

Sadia SA (ADR)	5.9%	Southwestern Energy Co.	4.3%

Canadian Natural Resources Ltd.	5.3%	Sasol Ltd.	4.3%

Williams Cos., Inc. (The)	5.0%	Samyang Genex Co. Ltd.	4.1%

Suncor Energy, Inc.	4.4%	Silver Standard Resources, Inc.	3.9%

As a percentage of net assets on June 30, 2007.

1

Managers’ report

John Hancock

Global Opportunities Fund

Low interest rates and strong worldwide economic growth drove stocks across the world higher during the first half of 2007. International equity markets beat U.S. stocks, which benefited from a boom in takeover activity but struggled with numerous headwinds, including a housing downturn, slower consumer spending and problems in the subprime mortgage market.

By contrast, foreign countries enjoyed a tailwind from accelerating economic growth plus a steady stream of mergers. A downturn in the Chinese stock market during February triggered volatility worldwide, but most markets recovered quickly. During the six months ended June 30, 2007, the Morgan Stanley Capital International (MSCI) All Country World Index, which reflects the performance of 48 developed and emerging markets, returned 9.88%, compared to the 6.96% returned by the Standard & Poor’s 500 Index, a broad measure of U.S. stock performance. Stock markets in Europe, Nordic countries, Latin America and many emerging markets performed particularly well, while Japan remained weak.

Performance and strategy review

John Hancock Global Opportunities Fund’s Class A, Class B, Class C and Class I shares returned 18.45%, 18.25%, 18.25% and 18.62%, respectively, at net asset value. By comparison, the Morningstar, Inc. average world stock fund returned 10.29% over the six-month period.1 For historical performance information, please see pages six and seven.

SCORECARD

INVESTMENT		PERIOD’S PERFORMANCE... AND WHAT’S BEHIND THE NUMBERS
Sadia	▲	Improved pricing as bird flu fears ease
Bayer	▼	Transition to more of a pharmaceuticals company
Sasol	▼	Delays with Qatar project led to investor doubts

2

Portfolio Managers, MFC Global Investment Management (U.S.), LLC
Timothy E. Keefe, CFA, and Timothy M. Malloy

The Fund benefited from its flexibility to invest wherever we find the best opportunities. We took a bottom-up approach, focusing on great businesses whose stocks were selling at attractive valuations relative to their assets. Among the characteristics we looked for were companies with high cash flow businesses, improving prospects and management teams that could create value for shareholders. We also were interested in companies with potential catalysts, such as a restructuring or improved pricing, that could help unlock the stock’s intrinsic value over the next three to five years. As long-term investors, we are willing to be patient until a stock reaches what we see as its full value. We took large positions in many stocks that met our investment criteria, holding 40 names at period end. About 80% of the Fund’s assets were in foreign stocks.

“Low interest rates and strong
worldwide economic growth
drove stocks across the world
higher during the first half
of 2007.”

Biggest gains from energy stocks

The Fund had large stakes in three sectors — energy, materials and consumer staples — which together accounted for over 70% of assets at period end. Our investments in each sector also delivered very strong returns. In energy, our focus was on exploration and production (e&p) companies with long-lived resources, as well as oil services stocks. We bought and added to these stocks when they were under pressure from declining oil and gas prices. As growing demand worldwide and tight supply drove energy prices higher in the spring, many of our stocks benefited. Among the winners were Canadian Natural Resources Ltd., an e&p company with valuable assets in the Canadian oil sands, and Williams Cos., Inc., a gas pipeline and production company. Canadian Natural Resources received an added boost as investors became more comfortable with management’s ability to control costs associated with its oil sands project. Williams gained

Global Opportunities Fund

3

more ground from some favorable legal rulings that affected the company’s master limited partnerships. In addition, Petroplus Holdings, a European-based oil refinery, posted strong gains, as investors began recognizing the company’s strong prospects from industry consolidation and more stringent clean air standards. We took profits and sold Petroplus.

Added strength from consumer staples and materials

In the consumer staples sector, we targeted food and agricultural companies that had been overlooked by investors. In aggregate, these and other consumer staples stocks had a sizable impact on returns. Sadia SA, a company in Brazil that is one of the world’s lowest-cost chicken producers, was the top performer. Sadia climbed sharply, as product pricing improved after bird flu fears eased. Materials stocks also added substantially to performance. While our focus on precious metals did not pay off during the period, we owned other stocks in the sector that were standouts. They included Novelis, Inc., a Canadian aluminum processing company, which rallied after a generous buyout offer. In addition, Bayer AG, a German diversified chemicals company, posted strong gains, reflecting its recent transition into the pharmaceuticals business through the acquisition of German drug giant Schering. Among precious metals, Apex Silver Mines, Ltd., which has valuable silver assets in South America, climbed as investors anticipated the start of production later this fall.

SECTOR DISTRIBUTION[2]
Energy	30%
Materials	22%
Consumer staples	18%
Health care	9%
Industrials	7%
Utilities	6%
Telecommunications	4%
Consumer discretionary	2%
Financials	2%

Patience with outliers in same sectors

The period’s biggest detractors were also in the energy, materials and consumer staples sectors. Sasol, a South African integrated oil and gas company that has developed a process for converting coal to liquids, fell, as it continued to run into delays for a promising new project in Qatar that will convert natural gas to liquids. We think that eventually the Qatar project will come to fruition, and the market will begin to focus again on the company’s growth potential. In the materials sector, several gold stocks declined in the wake of volatile gold prices that failed to keep up with prices of other metals. Detractors included Goldcorp., Inc., a well-managed North American gold mining company with valuable assets worldwide. We viewed weak

Global Opportunities Fund

4

stock prices as a buying opportunity, believing that investor sentiment will improve, given gold’s centuries-long role as an inflation hedge and great storehouse of wealth. In consumer staples, Samyang Genex Co., Ltd., a South Korean corn processing company with a lot of cash on its balance sheet and a very stable business, lost ground as investors overreacted to rising corn prices. Weak returns in the financial sector had minimal impact because our sector weight was so small.

“The Fund benefited from its
flexibility to invest wherever we
find the best opportunities.”

More attractive opportunities overseas

We expect to continue finding compelling investment opportunities in countries outside the United States. At this point in the financial cycle, we believe that many foreign companies are more attractively valued than their U.S. counterparts. In addition, we think non-U.S. based companies may have better earnings growth potential than U.S. companies, especially as their economic growth exceeds U.S. domestic growth. Going forward, we expect to see continued market volatility, given the amount of leverage (or borrowing) in the financial system. We plan to take advantage of volatility, by adding to or buying stocks we like at attractive valuations. Our most recent purchases have been in industries that are currently out of favor with investors, including gold mining and food stocks.

This commentary reflects the views of the portfolio managers through the end of the Fund’s period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

International investing involves special risks such as political, economic and currency risks and differences in accounting standards and financial reporting.

1 Figures from Morningstar, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

2 As a percentage of net assets on June 30, 2007.

Global Opportunities Fund

5

A look at performance

For the periods ended June 30, 2007

		Average annual returns				Cumulative total returns
		with maximum sales charge (POP)				with maximum sales charge (POP)
	Inception				Since					Since
Class	date	1-year	5-year	10-year	inception	6-month	1-year	5-year	10-year	inception

A	2-28-05	25.98%	—	—	23.93%	12.53%	25.98%	—	—	65.00%

B	2-28-05	26.99	—	—	25.14	13.25	26.99	—	—	68.80

C	2-28-05	30.99	—	—	26.09	17.25	30.99	—	—	71.80

I1	2-28-05	33.02	—	—	27.06	18.62	33.02	—	—	74.89

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charge on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I shares.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month-end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors as described in the Fund’s Class I share prospectus.

Global Opportunities Fund

6

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Global Opportunities Fund Class A shares for the period indicated. For comparison, we’ve shown the same investment in the Morgan Stanley Capital International All Country World Index.

			With maximum sales
Class	Period beginning	Without sales charge	charge	Index

B	2-28-05	$17,180	$16,880	$14,546

C2	2-28-05	17,180	17,180	14,546

I3	2-28-05	17,489	17,489	14,546

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C and Class I shares, respectively, as of June 30, 2007. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Morgan Stanley Capital International (MSCI) All Country World Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 No contingent deferred sales charge applicable.

3 For certain types of investors as described in the Fund’s Class I share prospectus.

Global Opportunities Fund

7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

■ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses including management fees, distribution and service fees (if applicable) and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on January 1, 2007, with the same investment held until June 30, 2007.

	Account value	Ending value	Expenses paid during period
	on 1-1-07	on 6-30-07	ended 6-30-07[1]

Class A	$1,000.00	$1,184.50	$7.31

Class B	1,000.00	1,182.50	9.74

Class C	1,000.00	1,182.50	9.74

Class I	1,000.00	1,186.20	5.69

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at June 30, 2007 by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Global Opportunities Fund

8

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on January 1, 2007, with the same investment held until June 30, 2007. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during period
	on 1-1-07	on 6-30-07	ended 6-30-07 [1]

Class A	$1,000.00	$1,018.10	$6.76

Class B	1,000.00	1,015.87	9.00

Class C	1,000.00	1,015.87	9.00

Class I	1,000.00	1,019.59	5.25

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.35%, 1.80%, 1.80% and 1.05% for Class A, Class B, Class C and Class I, respectively, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year/365 or 366 (to reflect the one-half year period).

Global Opportunities Fund

9

F I N A N C I A L  S T A T E M E N T S

Fund’s investments

Securities owned by the Fund on 6-30-07 (unaudited)

This schedule is divided into two main categories: common stocks and short-term investments. Common stocks are further broken down by industry group. Short-term investments, which represent the Fund’s cash position, are listed last.

Issuer	Shares	Value

Common stocks 100.38%		$5,226,186
(Cost $4,058,684)
Agricultural Products 4.29%		223,583

Bunge Ltd. (Bermuda) (F)	1,950	164,775

China Green (Holdings) Ltd. (Bermuda) (F)	64,212	58,808
Building Products 0.05%		2,657

Cemex SAB de CV, ADR (Mexico) (F)	72	2,657
Communications Equipment 1.45%		75,279

SIM Technology Group Ltd. (Bermuda) (F)	210,940	75,279
Diversified Banks 1.37%		71,222

Banco Macro SA, ADR (Argentina) (F)	1,250	41,087

RAM Energy Resources, Inc. (I)(L)	5,560	30,135
Diversified Chemicals 4.32%		225,143

Bayer AG (Germany) (C)(F)	2,987	225,143
Diversified Metals & Mining 7.51%		390,755

Companhia Valley do Rio Doce, ADR (Brazil) (F)	938	41,788

Equinox Minerals Ltd. (Canada) (F)(I)	18,940	61,071

Freeport-McMoRan Copper & Gold, Inc. (Class B)	900	74,538

Northern Dynasty Minerals Ltd. (Canada) (F)(I)	11,220	131,947

Titanium Resources Group Ltd. (British Virgin Islands) (F)(I)	58,807	81,411
Electric Utilities 6.19%		322,265

British Energy Group Plc (United Kingdom) (F)(I)	29,690	322,265
Food Distributors 11.75%		611,924

Binggrae Co., Ltd. (South Korea) (F)	2,143	94,404

Sadia SA, ADR (Brazil) (F)	6,560	306,352

Samyang Genex Co., Ltd. (South Korea) (F)	2,212	211,168
Footwear 1.09%		56,543

Adidas AG (Germany) (C)(F)	887	56,543

See notes to financial statements

Global Opportunities Fund

10

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value
Gold 5.41%		$281,930

Aurelian Resources, Inc. (Canada) (F)(I)	1,203	29,245

Barrick Gold Corp. (Canada) (F)	1,600	46,512

Goldcorp, Inc. (Canada) (F)	4,891	115,868

Mirimar Mining Corp. (Canada) (F)(I)	21,050	90,305
Integrated Oil & Gas 4.36%		227,048

Suncor Energy, Inc. (Canada) (F)	2,525	227,048
Integrated Telecommunication Services 2.98%		155,388

Chunghwa Telecom Co., Ltd., ADR (Taiwan) (F)	8,239	155,388
Investment Banking 0.89%		46,208

UBS AG (Switzerland) (F)	770	46,208
Managed Health Care 2.15%		112,138

Aetna, Inc.	2,270	112,138
Marine 1.81%		94,224

Navios Maritime Holdings, Inc. (Marshall Islands) (F)	7,800	94,224
Oil & Gas Drilling 2.76%		143,927

Gazprom (Russia) (F)	3,435	143,927
Oil & Gas Exploration & Production 13.86%		721,805

Canadian Natural Resources Ltd. (Canada) (F)	4,190	278,007

Sasol Ltd., ADR (South Africa) (F)	5,895	221,298

Southwestern Energy Co. (I)	5,000	222,500
Oil & Gas Storage & Transportation 5.04%		262,446

Williams Cos., Inc. (The)	8,300	262,446
Personal Products 2.71%		140,852

PT Multi Indocitra Tbk (Indonesia) (F)	1,414,000	140,852
Pharmaceuticals 3.88%		201,930

Shire Plc, ADR (United Kingdom) (F)	2,724	201,930
Precious Metals & Minerals 6.65%		346,061

Apex Silver Mines Ltd. (Cayman Islands) (F)(I)	7,100	143,278

Silver Standard Resources, Inc. (Canada) (F)(I)	5,900	202,783
Reinsurance 0.42%		21,630

Berkshire Hathaway, Inc. (Class B) (I)	6	21,630
Steel 3.12%		162,204

Tenaris SA ADR (Luxembourg) (F)	3,313	162,204
Tobacco 3.37%		175,449

British American Tobacco Plc (United Kingdom) (F)	5,150	175,449
Water Utilities 2.95%		153,575

Companhia de Saneamento Basico do Estado de Sao Paulo, ADR (Brazil) (F)	3,484	153,575

See notes to financial statements

Global Opportunities Fund

11

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value

Short-term investments 0.57%		$30,014
(Cost $30,014)
Cash Equivalents 0.57%		30,014

John Hancock Cash Investment Trust (T)(W)	30,014	30,014

Total investments (Cost $4,088,698) 100.95%		$5,256,200

Other assets and liabilities, net (0.95%)		($49,697)

Total net assets 100.00%		$5,206,503

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

ADR American Depositary Receipt

(C) Parenthetical disclosure of a country in the security description represents country of issuer; however, the security is euro-denominated.

(F) Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of June 30, 2007.

(T) Represents investment of securities lending collateral.

(W) Issuer is an affiliate of John Hancock Advisers, LLC.

See notes to financial statements

Global Opportunities Fund

12

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 6-30-07 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investment in unaffiliated issuers, at value (cost $4,058,684) including
$29,810 of securities loaned (Note 1)	$5,226,186
Investments in affiliated issuers, at value (cost $30,014)	30,014
Total investments at value (cost $4,088,698)	5,256,200
Foreign currency at value (cost $9)	9
Dividends and interest receivable	11,915
Receivable from affiliates	17,199
Other assets	70
Total assets	5,285,393

Liabilities

Due to custodian	13,479
Payable upon return of securities loaned (Note 1)	30,014
Payable to affiliates
Management fees	6,430
Distribution and service fees	179
Other	205
Other payables and accrued expenses	28,583
Total liabilities	78,890

Net assets

Capital paid-in	3,434,823
Accumulated net realized gain on investments and foreign currency transactions	594,488
Net unrealized appreciation of investments and translation of assets and
liabilities in foreign currencies	1,167,538
Accumulated net investment income	9,654
Net assets	$5,206,503

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($4,688,108 ÷ 300,604 shares)	$15.60
Class B ($171,750 ÷ 11,142 shares)[1]	$15.42
Class C ($171,792 ÷ 11,142 shares)	$15.42
Class I ($174,853 ÷ 11,160 shares)	$15.67

Maximum offering price per share

Class A2 ($15.60 ÷ 95%)	$16.42

1 Net assets and shares outstanding have been rounded for presentation purposes. The net asset value is as reported on June 30, 2007.

2 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

See notes to financial statements

Global Opportunities Fund

13

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the period ended 6-30-07 (unaudited)1

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends (net of foreign withholding taxes of $2,027)	$39,262
Securities lending	2,163
Interest	514
Total investment income	41,939

Expenses

Investment management fees (Note 2)	17,598
Distribution and service fees (Note 2)	7,500
Accounting and legal services fees (Note 2)	265
Compliance fees	94
Custodian fees	9,017
Printing fees	5,316
Professional fees	4,398
Blue sky fees	172
Trustees’ fees	157
Securities lending fees	56
Miscellaneous	594
Total expenses	45,167
Less expense reductions (Note 2)	(13,030)
Net expenses	32,137
Net investment income	9,802

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments	601,941
Foreign currency transactions	(3,477)
Change in net unrealized appreciation (depreciation) of
Investments	201,810
Translation of assets and liabilities in foreign currencies	36
Net realized and unrealized gain	800,310
Increase in net assets from operations	$810,112

1 Semiannual period from 1-1-07 to 6-30-07.

See notes to financial statements

Global Opportunities Fund

14

F I N A N C I A L  S T A T E M E N T S

Statement of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Period
	ended	ended
	12-31-06	6-30-07[1]

Increase (decrease) in net assets

From operations
Net investment income (loss)	($7,877)	$9,802
Net realized gain	310,962	598,464
Change in net unrealized appreciation (depreciation)	529,183	201,846
Increase in net assets resulting from operations	832,268	810,112
Distributions to shareholders
From net investment income
Class A	(613)	—
Class I	(432)	—
	(1,045)	—
From net realized gain
Class A	(309,009)	—
Class B	(11,446)	—
Class C	(11,446)	—
Class I	(11,444)	—
	(343,345)	—
From Fund share transactions	344,390	—
Total increase	832,268	810,112

Net assets

Beginning of period	3,564,123	4,396,391
End of period[2]	$4,396,391	$5,206,503

1 Semiannual period from 1-1-07 to 6-30-07. Unaudited.

2 Includes accumulated net investment (distributions in excess of) income of ($148) and $9,654, respectively.

See notes to financial statements

Global Opportunities Fund

15

F I N A N C I A L  S T A T E M E N T S

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES

Period ended	12-31-05[1,2]	12-31-06	6-30-07[3]

Per share operating performance
Net asset value, beginning of period	$10.00	$11.57	$13.17
Net investment income (loss)[4]	—[5]	(0.02)	0.03
Net realized and unrealized
gain on investments	1.88	2.73	2.40
Total from investment operations	1.88	2.71	2.43
Less distributions
From net investment income	—	—[5]	—
From net realized gain	(0.31)	(1.11)	—
	(0.31)	(1.11)	—
Net asset value, end of period	$11.57	$13.17	$15.60
Total return[6,9] (%)	18.85[7]	23.38	18.45[7]

Ratios and supplemental data
Net assets, end of period
(in millions)	$3	$4	$5
Ratio of net expenses to average
net assets (%)	1.35[8]	1.35	1.35[8]
Ratio of gross expenses to average
net assets[10] (%)	2.83[8]	2.23	1.91[8]
Ratio of net investment income
(loss) to average net assets (%)	0.03[8]	(0.18)	0.44[8]
Portfolio turnover (%)	77[7]	61	60[7]

See notes to financial statements

Global Opportunities Fund

16

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS B SHARES

Period ended	12-31-05[1,2]	12-31-06	6-30-07[3]

Per share operating performance

Net asset value, beginning of period	$10.00	$11.52	$13.04
Net investment loss[4]	(0.04)	(0.08)	—[5]
Net realized and unrealized
gain on investments	1.87	2.71	2.38
Total from investment operations	1.83	2.63	2.38
Less distributions
From net realized gain	(0.31)	(1.11)	—
Net asset value, end of period	$11.52	$13.04	$15.42
Total return[6,9] (%)	18.35[7]	22.76	18.25[7]

Ratios and supplemental data

Net assets, end of period
(in millions)	—[11]	—[11]	—[11]
Ratio of net expenses to average
net assets (%)	1.85[8]	1.80	1.80[8]
Ratio of gross expenses to average
net assets[10] (%)	3.38[8]	2.68	2.36[8]
Ratio of net investment loss
to average net assets (%)	(0.47)[8]	(0.63)	(0.01)[8]
Portfolio turnover (%)	77[7]	61	60[7]

See notes to financial statements

Global Opportunities Fund

17

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS C SHARES

Period ended	12-31-05[1,2]	12-31-06	6-30-07[3]

Per share operating performance

Net asset value, beginning of period	$10.00	$11.52	$13.04
Net investment loss[4]	(0.04)	(0.08)	—[5]
Net realized and unrealized
gain on investments	1.87	2.71	2.38
Total from investment operations	1.83	2.63	2.38
Less distributions
From net realized gain	(0.31)	(1.11)	—
Net asset value, end of period	$11.52	$13.04	$15.42
Total return[6,9] (%)	18.35[7]	22.76	18.25[7]

Ratios and supplemental data

Net assets, end of period
(in millions)	—[11]	—[11]	—[11]
Ratio of net expenses to average
net assets (%)	1.85[8]	1.80	1.80[8]
Ratio of gross expenses to average
net assets [10] (%)	3.38[8]	2.68	2.36[8]
Ratio of net investment loss
to average net assets (%)	(0.47)[8]	(0.63)	(0.01)[8]
Portfolio turnover (%)	77[7]	61	60[7]

See notes to financial statements

Global Opportunities Fund

18

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS I SHARES

Period ended	12-31-05[1,2]	12-31-06	6-30-07[3]

Per share operating performance

Net asset value, beginning of period	$10.00	$11.60	$13.21
Net investment income[4]	0.03	0.02	0.05
Net realized and unrealized
gain on investments	1.88	2.74	2.41
Total from investment operations	1.91	2.76	2.46
Less distributions
From net investment income	—	(0.04)	—
From net realized gain	(0.31)	(1.11)	—
	(0.31)	(1.15)	—
Net asset value, end of period	$11.60	$13.21	$15.67
Total return[6,9] (%)	19.15[7]	23.74	18.62[7]

Ratios and supplemental data

Net assets, end of period
(in millions)	—[11]	—[11]	—[11]
Ratio of net expenses to average
net assets (%)	1.05[8]	1.05	1.05[8]
Ratio of gross expenses to average
net assets[10] (%)	2.58[8]	1.93	1.61[8]
Ratio of net investment income
to average net assets (%)	0.33[8]	0.12	0.74[8]
Portfolio turnover (%)	77[7]	61	60[7]

1 Beginning of operations from 2-28-05 to 12-31-05.

2 Audited by previous auditor.

3 Semiannual period from 1-1-07 through 6-30-07. Unaudited.

4 Based on the average of the shares outstanding.

5 Less than $0.01 per share.

6 Assumes dividend reinvestment and does not reflect the effect of sales charges.

7 Not annualized.

8 Annualized.

9 Total return would have been lower had certain expenses not been reduced during the period shown.

10 Does not take into consideration expense reductions during the period shown.

11 Less than $500,000.

See notes to financial statements

Global Opportunities Fund

19

Notes to financial statements (unaudited)

Note 1 Accounting policies

John Hancock Global Opportunities Fund (the Fund) is a diversified series of John Hancock Investment Trust (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek long-term capital appreciation.

The Fund was established and commenced operations on February 28, 2005 with an initial capital contribution of $3,437,302 from John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), and subsidiaries of John Hancock Life Insurance Company (JHLICO). During the period February 28, 2005 to July 8, 2007, the Fund was not available for sale to the public. At the time of the public offering, John Hancock Advisers, LLC held $5,206,503 in the Fund (300,604 shares in Class A, 11,142 shares in Class B, 11,142 shares in Class C and 11,160 shares in Class I).

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C and Class I shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission (SEC) and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase.

Significant accounting policies of the Fund are as follows:

Security valuation

The net asset value of the Class A, Class B, Class C and Class I shares of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in John Hancock Cash Investment Trust (JHCIT), an affiliate of the Adviser, are valued at their net asset value each business day. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the valuation provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on

Global Opportunities Fund

20

the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Joint repurchase agreement

Pursuant to an exemptive order issued by the SEC, the Fund, along with other registered investment companies having a management contract with the Adviser, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Foreign currency translation

All assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars based on London currency exchange quotations as of 4:00 p.m., London Time, on the date of any determination of the net asset value of the Fund. Transactions affecting statement of operations accounts and net realized gain (loss) on investments are translated at the rates prevailing at the dates of the transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign currency exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Investment transactions

Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Net realized gains and losses on sales of investments are determined on the identified cost basis. Capital gains realized on some foreign securities are subject to foreign taxes, which are accrued as applicable.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, and transfer agent fees for Class I shares, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Options

The Fund may enter into option contracts. Listed options will be valued at the last quoted sales price on the exchange on which they are primarily traded. Over-the-counter options are valued at the mean between the last bid and asked prices. Upon the writing of a call or put option, an amount equal to the premium received by the Fund will be included in the Fund’s Statement of Assets and Liabilities

Global Opportunities Fund

21

as an asset and corresponding liability. The amount of the liability will be subsequently marked to market to reflect the current market value of the written option.

The Fund may use option contracts to manage its exposure to the price volatility of financial instruments. Writing puts and buying calls will tend to increase the Fund’s exposure to the underlying instrument, and buying puts and writing calls will tend to decrease the Fund’s exposure to the underlying instrument, or hedge other Fund investments.

The maximum exposure to loss for any purchased options will be limited to the premium initially paid for the option. In all other cases, the face (or notional) amount of each contract at value will reflect the maximum exposure of the Fund in these contracts, but the actual exposure will be limited to the change in value of the contract over the period the contract remains open.

Risks may also arise if counterparties do not perform under the contract’s terms (credit risk) or if the Fund is unable to offset a contract with a counterparty on a timely basis (liquidity risk). Exchange-traded options have minimal credit risk as the exchanges act as counter-parties to each transaction, and only present liquidity risk in highly unusual market conditions. To minimize credit and liquidity risks in over-the-counter option contracts, the Fund continuously monitors the creditworthiness of all its counterparties.

At any particular time, except for purchased options, market or credit risk may involve amounts in excess of those reflected in the Fund’s Statement of Assets and Liabilities.

The Fund had no written option transactions during the period ended June 30, 2007.

Securities lending

The Fund may lend securities in amounts up to 33 1 / 3 % of the Fund’s total assets. Such loans are callable at any time and are at all times fully secured by cash, cash equivalents or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities and marked-to-market on a daily basis. The Fund may bear the risk of delay in recovery of, or even of rights in, the securities loaned should the borrower of the securities fail financially.

The Fund receives compensation for lending their securities either in the form of fees and/or by retaining a portion of interest on the investment of any cash received as collateral. The Fund invests the cash collateral received in connection with securities lending transactions in the JHCIT, a Delaware common law trust and an affili-ated fund. JHCIT is exempt from registration under Section 3(c)(7) of the 1940 Act (pursuant to exemptive order issued by the SEC) and is managed by the Adviser, for which the Adviser receives an investment advisory fee of 0.04% of the average daily net assets of the JHCIT.

All collateral received will be in an amount equal to at least 100% of the market value of the loaned securities and is intended to be maintained at that level during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund the next business day. During the loan period, the Fund continues to retain rights of ownership, including dividends and interest of the loaned securities. As of June 30, 2007, the Fund loaned securities having a market value of $29,810 collateralized by cash invested in securities in the amount of $30,014.

Federal income taxes

The Fund qualifies as a “regulated investment company” by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

New accounting pronouncements

In June 2006, Financial Accounting Standards Board (FASB) Interpretation No. 48,  Accounting for Uncertainty in Income Taxes (the Interpretation), was issued and is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the effective date. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return,

Global Opportunities Fund

22

and requires certain expanded disclosures. Management has evaluated the application of this Interpretation to the Fund and does not believe there is a material impact resulting from the adoption of this Interpretation on the Fund’s financial statements.

In September 2006, FASB Standard No. 157, Fair Value Measurements (FAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishing a framework for measuring fair value and expands disclosure about fair value measurements. Management is currently evaluating the application of FAS 157 to the Fund and its impact resulting from the adoption of FAS 157 on the Fund’s financial statements.

Dividends, interest and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. During the year ended December 31, 2006, the tax character of distributions paid was as follows: ordinary income $163,031 and long-term capital gain $181,358. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

Note 2

Management fee and transactions with affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser at an annual rate of 0.75% of the Fund’s average daily net asset value. The Adviser has a subadvisory agreement with MFC Global Investment Management (U.S.), LLC. The Fund is not responsible for payment of the subadvisory fees.

The Adviser has agreed to limit the Fund’s total expenses excluding the management fee and distribution and service fees, to 1.05% of the Fund’s average daily net asset value, on an annual basis, at least until April 30, 2008. Accordingly, the expense reductions related to this total expense limitation amounted to $13,030 for the period ended June 30, 2007. The Adviser reserves the right to terminate this limitation in the future.

The Fund has a Distribution Agreement with John Hancock Funds, LLC (JH Funds), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C, pursuant to Rule 12b-1 under the 1940 Act, to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30%, 1.00% and 1.00% of the average daily net asset value of Class A, Class B and Class C, respectively.

A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

Global Opportunities Fund

23

Expenses under the agreements described above for the period ended June 30, 2007, were as follows:

Distribution and
Share class	service fees

Class A	$6,338
Class B	581
Class C	581
Total	$7,500

Class A shares are assessed up-front sales charges. During the period ended June 30, 2007, JH Funds received no net up-front sales charges with regard to sales of Class A shares.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (CDSC) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended June 30, 2007, JH Funds received no CDSCs with regard to Class B and Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an indirect subsidiary of JHLICO. For Class A, Class B and Class C shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of each class’s average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. For Class I shares, the Fund paid a monthly transfer agent fee at a total annual rate of 0.05% of Class I average daily net asset value. Effective June 1, 2007, for the Class I shares the Fund pays a monthly transfer agent fee at a total annual rate of 0.04% of Class I average daily net asset value, plus a fee based on the number of shareholder accounts. Signature Services agreed to waive the asset-based portion of the transfer agent fee if the total transfer agent fee until further notice. There were no transfer agent fee reductions during the period ended June 30, 2007. Signature Services reserves the right to terminate this reimbursement limitation in the future.

The Fund has an agreement with the Adviser and affiliates to perform necessary tax, accounting and legal services for the Fund. The compensation for the period amounted to $265. The Fund also reimbursed JHLICO for certain compliance costs, included in the Fund’s Statement of Operations.

The Adviser and other subsidiaries of JHLICO owned 300,604 Class A shares, 11,142 Class B shares, 11,142 Class C shares and 11,160 Class I shares of beneficial interest of the Fund on June 30, 2007.

Mr. James R. Boyle is Chairman of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/or its affiliates. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Note 3

Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance

Global Opportunities Fund

24

of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund believes the risk of loss to be remote.

Note 4

Fund share transactions

This listing illustrates the number of Fund shares reinvested during the year ended December 31, 2006, and the period ended June 30, 2007, along with the corresponding dollar value.

	Year ended 12-31-06		Period ended 6-30-07[1]
	Shares	Amount	Shares	Amount

Class A shares

Distributions reinvested	23,262	$309,622	—	—
Net increase	23,262	$309,622	—	—

Class B shares

Distributions reinvested	869	$11,446	—	—
Net increase	869	$11,446	—	—

Class C shares

Distributions reinvested	869	$11,446	—	—
Net increase	869	$11,446	—	—

Class I shares

Distributions reinvested	889	$11,876	—	—
Net increase	889	$11,876	—	—

Net increase	25,889	$344,390	—	—

1 Semiannual period from 1-1-07 to 6-30-07. Unaudited.

Note 5

Investment transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended June 30, 2007, aggregated $2,812,841 and $2,803,971, respectively.

The cost of investments owned on June 30, 2007, including short-term investments, for federal income tax purposes, was $4,091,795. Gross unrealized appreciation and depreciation of investments aggregated $1,231,481 and $67,076, respectively, resulting in net unrealized appreciation of $1,164,405. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the tax deferral of losses on certain sales of securities.

Global Opportunities Fund

25

Board Consideration of and Continuation of Investment Advisory Agreement and Subadvisory Agreement: John Hancock Global Opportunities Fund

The Investment Company Act of 1940 (the 1940 Act) requires the Board of Trustees (the Board) of John Hancock Investment Trust (the Trust), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the Independent Trustees), annually to meet in person to review and consider the continuation of: (i) the investment advisory agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Adviser) and (ii) the investment subadvisory agreement (the Subadvisory Agreement) with MFC Global Investment Management (U.S.), LLC (the Subadviser) for the John Hancock Global Opportunities Fund (the Fund). The Advisory Agreement and the Subadvisory Agreement are collectively referred to as the Advisory Agreements.

At meetings held on May 7 and June 4–5, 2007, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the continuation of the Advisory Agreements. During such meetings, the Board’s Contracts/ Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/Operations Committee and the Independent Trustees, reviewed a broad range of information requested for this purpose by the Independent Trustees, including: (i) the investment performance of the Fund relative to a peer group of comparable funds (the Peer Group) for a range of periods ended December 31, 2006, (ii) advisory and other fees incurred by, and the expense ratios of, the Fund relative to a Peer Group, (iii) the advisory fees of comparable portfolios of other clients of the Adviser and the Subadviser, (iv) the Adviser’s financial results and condition, including its and certain of its affiliates’ profitability from services performed for the Fund, (v) breakpoints in the Fund’s and the Peer Group’s fees, and information about economies of scale, (vi) the Adviser’s and Subadviser’s record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions, and with the applicable Code of Ethics, and the structure and responsibilities of the Adviser’s and Subadviser’s compliance department, (vii) the background and experience of senior management and investment professionals, and (viii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates and by the Subadviser.

The Independent Trustees considered the legal advice of independent legal counsel and relied on their own business judgment in determining the factors to be considered in evaluating the materials that were presented to them and the weight to be given to each such factor. The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. They principally considered performance and other information as of December 31, 2006. The Board also considered updated performance information provided to it by the Adviser or Subadviser at the May and June 2007 meetings. Performance and other information may be quite different as of the date of this shareholders report. The key factors considered by the Board and the conclusions reached are described below.

Nature, extent and quality of services

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser and Subadviser. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs and compliance records of the Adviser and

26

Subadviser. In addition, the Board took into account the administrative and other non-advisory services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and Subadviser supported renewal of the Advisory Agreements.

Fund performance

The Board noted that the Fund had less than two full years of operational history, and considered the performance results for the Fund since its inception through December 31, 2006. The Board also considered these results in comparison to the performance of the Fund’s benchmark index.

Investment advisory fee and subadvisory fee rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the Advisory Agreement Rate). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Peer Group.

The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution and fees other than advisory and distribution fees, including transfer agent fees, custodian fees and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group. The Board also received and considered expense information regarding the Fund’s total operating expense ratio (Gross Expense Ratio) and total operating expense ratio after taking the fee waiver arrangement applicable to the Advisory Agreement Rate into account (Net Expense Ratio). The Board received and considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Fund to that of the Peer Group. The Adviser also discussed the Morningstar rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s overall performance and expenses supported the re-approval of the Advisory Agreements.

The Board also received information about the investment subadvisory fee rate (the Subadvisory Agreement Rate) payable by the Adviser to the Subadviser for investment sub-advisory services. The Board concluded that the Subadvisory Agreement Rate was fair and equitable, based on its consideration of the factors described here.

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreements, as well as on other relationships between the Fund and the Adviser and its affiliates, including the Subadviser. The Board also considered a comparison of the Adviser’s profitability to that of other similar investment advisers whose profit-ability information is publicly available. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services.

To the extent the Board and the Adviser were able to identify actual or potential economies of scale from Fund-specific or allocated expenses, in order to ensure that any such

27

economies continue to be reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to add breakpoints to the Advisory Agreement Rate.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate and the Subadvisory Agreement Rate were not unreasonable, taking into account fee rates offered to others by the Adviser and Subadviser, respectively, after giving effect to differences in services.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser with the Fund and benefits potentially derived from an increase in the business of the Adviser as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s, Subadviser’s and Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser and Subadviser as part of the annual re-approval process. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, a detailed portfolio review, detailed fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

28

For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Trustees	Gordon M. Shone	Transfer agent
Ronald R. Dion, Chairman	Treasurer	John Hancock Signature
James R. Boyle**
James F. Carlin	John G. Vrysen	Services, Inc.
William H. Cunningham	Chief Operating Officer	One John Hancock Way,
Charles L. Ladner*		Suite 1000
Dr. John A. Moore*	Investment adviser	Boston, MA 02217-1000
Patti McGill Peterson*	John Hancock Advisers, LLC
Steven R. Pruchansky	601 Congress Street	Legal counsel
*Members of the Audit Committee	Boston, MA 02210-2805	Kirkpatrick & Lockhart
**Non-Independent Trustee		Preston Gates Ellis LLP
	Subadviser	One Lincoln Street
Officers	MFC Global Investment	Boston, MA 02111-2950
Keith F. Hartstein	Management (U.S.), LLC
President and	101 Huntington Avenue
Chief Executive Officer	Boston, MA 02199

Thomas M. Kinzler	Principal distributor
Secretary and Chief Legal Officer	John Hancock Funds, LLC
601 Congress Street
Francis V. Knox, Jr.	Boston, MA 02210-2805
Chief Compliance Officer
Custodian
Charles A. Rizzo	The Bank of New York
Chief Financial Officer	One Wall Street
New York, NY 10286

How to contact us

Internet	www.jhfunds.com

Mail	Regular mail:	Express mail:
	John Hancock	John Hancock
	Signature Services, Inc.	Signature Services, Inc.
	One John Hancock Way, Suite 1000	Mutual Fund Image Operations
	Boston, MA 02217-1000	380 Stuart Street
Boston, MA 02116

Phone	Customer service representatives	1-800-225-5291
	EASI-Line	1-800-338-8080
	TDD line	1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the SEC’s Web site, www.sec.gov.

J O H N  H A N C O C K  F A M I L Y  O F  F U N D S

EQUITY	INTERNATIONAL/ GLOBAL
Balanced Fund	Global Opportunities Fund
Classic Value Fund	Global Shareholder Yield Fund
Classic Value Fund II	Greater China Opportunities Fund
Classic Value Mega Cap Fund	International Allocation Portfolio
Core Equity Fund	International Classic Value Fund
Growth Fund	International Core Fund
Growth Opportunities Fund	International Growth Fund
Growth Trends Fund
Intrinsic Value Fund	INCOME
Large Cap Equity Fund	Bond Fund
Large Cap Select Fund	Government Income Fund
Mid Cap Equity Fund	High Yield Fund
Multi Cap Growth Fund	Investment Grade Bond Fund
Small Cap Equity Fund	Strategic Income Fund
Small Cap Fund
Small Cap Intrinsic Value Fund	TAX -FREE INCOME
Sovereign Investors Fund	California Tax-Free Income Fund
U.S. Core Fund	High Yield Municipal Bond Fund
U.S. Global Leaders Growth Fund	Massachusetts Tax-Free Income Fund
Value Opportunities Fund	New York Tax-Free Income Fund
Tax-Free Bond Fund

ASSET ALLOCATION	MONEY MARKET
Allocation Core Portfolio	Money Market Fund
Allocation Growth + Value Portfolio	U.S. Government Cash Reserve
Lifecycle 2010 Portfolio
Lifecycle 2015 Portfolio	CLOSED END
Lifecycle 2020 Portfolio	Bank and Thrift Opportunity Fund
Lifecycle 2025 Portfolio	Financial Trends Fund, Inc.
Lifecycle 2030 Portfolio	Income Securities Trust
Lifecycle 2035 Portfolio	Investors Trust
Lifecycle 2040 Portfolio	Patriot Premium Dividend Fund II
Lifecycle 2045 Portfolio	Patriot Select Dividend Trust
Lifecycle Retirement Portfolio	Preferred Income Fund
Lifestyle Aggressive Portfolio	Preferred Income II Fund
Lifestyle Balanced Portfolio	Preferred Income III Fund
Lifestyle Conservative Portfolio	Tax-Advantaged Dividend Income Fund
Lifestyle Growth Portfolio	Tax-Advantaged Global Shareholder Yield Fund
Lifestyle Moderate Portfolio

SECTOR
Financial Industries Fund
Health Sciences Fund
Real Estate Fund
Regional Bank Fund
Technology Fund
Technology Leaders Fund

The Fund’s investment objectives, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, contact your financial professional, call John Hancock Funds at 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Global Opportunities Fund.

690SA 6/07
8/07

ITEM 2. CODE OF ETHICS.

As of the end of the period, June 30, 2007, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the “Senior Financial Officers”). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached “John Hancock Funds – Governance Committee Charter”.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics for Senior Financial Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Governance Committee Charter”.

(c)(2) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: August 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: August 27, 2007

By: /s/ Charles A. Rizzo
-------------------------------------
Charles A. Rizzo
Chief Financial Officer

Date: August 27, 2007